TIAA-CREF MUTUAL FUNDS

                              MONEY MARKET FUND

                              BOND PLUS FUND

                              GROWTH & INCOME FUND

                              GROWTH EQUITY FUND

                              INTERNATIONAL EQUITY FUND

                              MANAGED ALLOCATION FUND





                              AUDITED FINANCIAL STATEMENTS

                              INCLUDING STATEMENTS OF INVESTMENTS

                              DECEMBER 31, 1997

                                  [PHOTOGRAPH]


                    TIAA-CREF MUTUAL FUNDS 1997 ANNUAL REPORT

================================================================================

                              MONEY MARKET FUND

                              BOND PLUS FUND

                              GROWTH & INCOME FUND

                              GROWTH EQUITY FUND

                              INTERNATIONAL EQUITY FUND

                              MANAGED ALLOCATION FUND

                              REPORT OF MANAGEMENT RESPONSIBILITY

                              REPORT OF INDEPENDENT AUDITORS

                              FINANCIAL STATEMENTS

                              STATEMENTS OF INVESTMENTS


                              MONEY MARKET FUND         26


                              BOND PLUS FUND            28


                              GROWTH & INCOME FUND      30


                              GROWTH EQUITY FUND        38


                              INTERNATIONAL EQUITY FUND 50


                              MANAGED ALLOCATION FUND   57

================================================================================


"TIAA-CREF IS COMMITTED TO PROVIDING PARTICIPANTS WITH THE MEANS TO HELP ENSURE THEIR FUTURES. WE STRIVE TO OFFER THE PRODUCTS AND FEATURES OUR CUSTOMERS NEED TO HELP THEM REACH THEIR FINANCIAL GOALS. AND THE INTRODUCTION OF TIAA-CREF MUTUAL FUNDS CONSTITUTES ANOTHER BIG STEP IN THIS DIRECTION."

[PHOTO OF JOHN H. BIGGS]

John H. Biggs, CHAIRMAN OF THE BOARD, TIAA-CREF MUTUAL FUNDS

================================================================================

A LETTER FROM THE CHAIRMAN
This is the first annual report of the TIAA-CREF Mutual Funds. We began offering them on September 2, 1997, in response to many requests we'd received from the two-million-strong participants in the TIAA-CREF retirement system. They wanted us to extend our full service, low cost, and investment management expertise to after-tax mutual fund investments that would complement our before-tax products. And so we have.

TIAA-CREF AND ITS MISSION
TIAA was founded in 1918 by the Carnegie Foundation for the Advancement of Teaching, exclusively to help colleges and their employees by creating a viable retirement system. The system and related insurance products are offered at the lowest possible cost to employers and participants. CREF, a companion organization, was created in 1952 to offer the first variable annuity, to bolster the system's ability to cope with inflation. The TIAA-CREF system now provides retirement and insurance plans at over 8,000 institutions, benefitting two million participants.


LOW INITIAL INVESTMENT
Through our decades of experience with retirement plan investing, we've seen that small investors who invest regularly can, over time, accumulate a significant amount. This is one reason why we've set the minimum for investing in TIAA-CREF's Mutual Funds at $250 ($25 under our Automatic Investment Plan). These minimums also enable virtually every investor to diversify among choices from the six funds at the very beginning.

                                                       /s/ John H. Biggs
                                                       -----------------------
                                                           John H. Biggs



                                                            1997 ANNUAL REPORT 1

"WHILE SOME OTHER COMPANIES ARE FOCUSED ON SHORT-TERM GAINS, TIAA-CREF IS COMMITTED TO INVESTING FOR THE LONG TERM. AT TIAA-CREF, WE KNOW THE VALUE OF A CLEAR VISION AND A FLEXIBLE YET CONSISTENT MANAGEMENT STYLE. THIS LONG-TERM STRATEGIC APPROACH HAS EARNED US THE REPUTATION FOR MAKING HIGH-QUALITY INVESTMENT DECISIONS THAT HAVE RESULTED IN SOME OF THE STRONGEST FINANCIAL PRODUCTS AVAILABLE TODAY."

[PHOTO OF MARTIN L. LEIBOWITZ]

Martin L. Leibowitz, CHIEF INVESTMENT OFFICER

================================================================================

A MESSAGE FROM THE
CHIEF INVESTMENT OFFICER
The following dozen pages report and comment on the first four months of performance of TIAA-CREF Mutual Funds. Each fund manager speaks to issues that pertain to his or her particular fund. But there are a number of common features that all six funds share, and these are an important part of each one's investing approach. So it makes sense to describe them here once, rather than repeat them in each fund manager's comments.

THE BENCHMARK/ACTIVE APPROACH
Each equity fund consists of two parts. One part aims to match the fund's benchmark, both in risk characteristics and in returns, or do slightly better. The other part is actively managed investments selected primarily, if not solely, to boost the fund's return.

We believe this approach gives the fund managers the best chance to succeed, because it enables them to focus on what they do best. The benchmark part offers the following advantages:

o relieves the fund managers of the need to make active investments for diversification. They can concentrate on finding the stocks they believe have the best chance for growth and/or income, and buy only those. The managers don't have to buy investments for which they have no affection simply to achieve the industry or country diversification of the benchmark.

o enables them to hold the fund's cash to a very low percentage. When the manager is convinced of the wisdom of buying an investment, the funds to buy it come from liquidating part of the investments in the benchmark; conversely for a sale of an actively managed holding.

o frees the managers from the need to sell one investment in the active part in order to raise funds for the purchase of another they want to add to the fund, or to buy one with the proceeds of an investment they want to sell.

o  controls the risk of deviation from the performance of the benchmark.

LOW COSTS

In part by leveraging TIAA-CREF's existing staff and facilities, Teachers Advisors, Inc.(a wholly owned subsidiary of Teachers Insurance and Annuity Association), which manages each fund's assets, is able to keep expenses down. It's our observation that future performance is uncertain, but expenses are for sure. The lower we keep our expenses, the more of our investment performance we can pass on to investors.

THE "SHORT-SHORT" TEST

The IRS requires that, to qualify as a regulated investment company, a mutual fund must derive less than 30 percent of its gross income from the sale of securities held less than three months. This rule, which expired on December 31, 1997 (thanks to the Taxpayer Reform Act of 1997), was created to prevent short-term trading as a normal pattern of investing.

As applied to TIAA-CREF Mutual Funds, this rule effectively meant that we could not sell securities we'd bought after October 1. While we expect the funds to have turnover ratios that would generally be characterized as "low," this restriction temporarily constrained our ability to fine-tune our portfolios as we would have preferred.


                                                  /s/ Martin L. Leibowitz
                                                  -----------------------------
                                                      Martin L. Leibowitz

================================================================================
[PHOTO OF SCOTT EVANS]

Scott Evans
EXECUTIVE VICE PRESIDENT

================================================================================
[PHOTO OF JOHN A SOMERS]

John A. Somers
EXECUTIVE VICE PRESIDENT


We are confident that our new mutual funds will provide participants with six excellent vehicles for their after tax investments. Using the extensive investment management resources that have piloted our pension accounts to four- and five-star ratings, we plan to use the same time-tested investment approach in our mutual funds. However, there are two key differences between mutual funds and pension accounts that will cause us to make subtle changes to our investment process.

One change involves the realization of capital gains, which produces a tax obligation for most mutual fund holders, but not for investors in a tax-free pension account. Therefore, our mutual funds may trade less frequently than our pension accounts in consideration of our investors' tax burden.

The second difference is that our mutual fund investors are likely to use our products to pursue a variety of financial goals, including buying a house, funding a child's college education, or simply setting aside money for a vacation. So the cash flows in and out of the funds are likely to be less predictable than in our pension accounts, where participants steadily accumulate savings for a common long-term purpose: retirement income. We will keep this distinction in mind when structuring our investment program for each fund.


To get TIAA-CREF Mutual Funds off to a strong start, on July 17, 1997, Teachers Insurance and Annuity Association (TIAA) invested $250 million in the TIAA-CREF Mutual Funds. This was "seed money," which the funds used to create their portfolios and begin operations. The money was allocated $50 million to the Managed Allocation Fund and the rest as follows (in millions):

                        DIRECT      FROM MANAGED
FUND                  SEED MONEY   ALLOCATION FUND   TOTAL

International Equity      $44            $6            $50
==========================================================
Growth Equity             $38           $12            $50
==========================================================
Growth & Income           $38           $12            $50
==========================================================
Bond Plus                 $32           $18            $50
==========================================================
Money Market              $48            $2            $50
==========================================================

Like any investor, TIAA will receive fund returns for its investment. But this investment is intended to be a temporary one -- just until other shareholders' purchases make the funds self-sustaining. At that point, TIAA will start to redeem its shares, recovering the original investment from each fund plus the returns each has generated since the "seeding" date.


                                                            1997 ANNUAL REPORT 3

"THE TIAA-CREF MONEY MARKET FUND IS A GREAT MATCH FOR INVESTORS WHO ARE LOOKING FOR A CONSERVATIVE INVESTMENT ON A TEMPORARY BASIS OR WHO WANT TO MAINTAIN AN EMERGENCY CASH RESERVE. WHAT'S MORE, ITS EXPENSES ARE AMONG THE LOWEST IN THE INDUSTRY, AND THIS MEANS OPPORTUNITY FOR HIGHER YIELDS FOR OUR SHAREHOLDERS."


[PHOTO OF STEVEN TRAUM]

Steven Traum, DIRECTOR, PORTFOLIO MANAGEMENT, TEACHERS ADVISORS
Mr. Traum joined TIAA-CREF in 1983. He has been responsible for management of the new CREF Inflation-Linked Bond Account since its inception in 1997 and the CREF Money Market Account since its inception in 1988.

================================================================================

MONEY MARKET FUND

OBJECTIVE
seeks high current income,
to the extent consistent
with maintaining liquidity and preserving capital.

Q.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

A. This fund invests in fixed and floating/variable-rate securities that represent minimal credit risk and that have a weighted AVERAGE maturity of 90 days or less. The longest maturity will be 397 days. Most of the fund's investments are in short-term commercial paper, domestic and foreign certificates of deposit, bankers' acceptances, and securities issued by the U.S. government and/or its agencies.

Over the last four months, the fund had a longer weighted average maturity structure than the benchmark's.

The fund's success, compared with its benchmark and other money market mutual funds, can be attributed to three factors -- its asset allocations, its weighted average maturities, and its low expenses.

Q.  WHAT IS ITS INVESTMENT FOCUS?

A. This fund is suitable for conservative investors who are looking for a high degree of principal stability and liquidity, and are willing to accept returns that are generally lower than those offered by longer-term investments.

Credit quality: The fund invests only in money market securities that are classified as "first tier" securities -- which are securities ranked in the highest category by nationally recognized statistical rating organizations.

MONEY MARKET FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97

                                   TOTAL RETURN*                                             NET ANNUALIZED YIELD
                                   SINCE 9/2/97     EXPENSE     AVERAGE   NET ASSETS    FOR THE 7 DAYS ENDING 12/30/97
                                     INCEPTION       RATIO      MATURITY  IN MILLIONS   CURRENT YIELD   EFFECTIVE YIELD
===========================================================================================================================
MONEY MARKET FUND                       1.85%        0.29%***   62 DAYS      $63.6           5.54%           5.69%
===========================================================================================================================
IBC MONEY FUND REPORT AVERAGE-          1.70**       0.50%      54 DAYS                      5.12            5.25
ALL TAXABLETM
===========================================================================================================================
LIPPER MONEY MARKET FUNDS AVERAGE       1.63
===========================================================================================================================

   *  THE PERFORMANCE OF THE FINANCIAL MARKETS FLUCTUATES, SO YOU SHOULD NOT EXPECT A FUND'S
      PAST RETURNS TO BE REPEATED IN THE FUTURE.
  **  9/1/97 - 12/30/97
 ***  ANNUALIZED RATE REFLECTING A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER
      IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

====================================================================================================================================


ASSET ALLOCATION AS OF 12/31/97
===============================

[GRAPHIC PIE CHART]


===============================
o  66% Commercial paper

o  15% Certificates of deposit

o  14% Floating-rate notes

o   5% Bankers' acceptances



      $10,000 OVER LIFE OF FUND

[GRAPHIC CHART]

               Money Market Fund           IBC Money Fund Report
               -----------------           ---------------------

SEPT 2              $10,000                       $10,000
SEPT 30              10,044                        10,041
OCT 31               10,090                        10,084
NOV. 30              10,132                        10,123
DEC 31               10,181                        10,170


     Money Market Fund
     IBC's Money Fund Report Average - ALL TAXABLE

MATURITY OF INVESTMENTS
MONTHLY SUMMARY AS OF 12/31/97

[GRAPHIC CHART]

                     TOTAL AMOUNT OF INVESTMENTS (MILLIONS)

                            MATURITY OF INVESTMENTS
                         MONTHLY SUMMARY AS OF 12/31/97

                             MONTH                %
                             -----              ----
                              JAN               29.3
                              FEB               13.2
                              MAR                1.3
                              APR                0.4
                              MAY                6.5
                              JUN                2.0
                              JUL                0
                              AUG                2.0
                              SEP                6.8
                              OCT                1.0
                              NOV                2.0

-----------------------
The TIAA-CREF Money
Market Fund is neither
insured nor guaranteed
by the U.S. government.
-----------------------

                                                            1997 ANNUAL REPORT 5

1997 ANNUAL REPORT "THE BOND Plus FUND TAKES A CONSERVATIVE, VALUE- ORIENTED APPROACH TO BOND INVESTING. OUR DIVERSIFIED, HIGH-QUALITY PORTFOLIO OF FIXED INCOME SECURITIES IS BEST SUITED FOR LONG-TERM SAVING."

[PHOTO OF ELIZABETH BLACK]

Elizabeth Black, DIRECTOR, PORTFOLIO MANAGEMENT, TEACHERS ADVISORS
Ms. Black has been with TIAA-CREF for ten and a half years and is also responsible for managing the investments in CREF's Bond Market Account ($1.5 billion in assets) and the fixed income portion of CREF's Social Choice Account ($920 million in assets).

                                 BOND PLUS FUND
================================================================================
OBJECTIVE
-------------------------------
seeks a favorable long-term
return, primarily through high
current income consistent
with preserving capital.
-------------------------------

Q.  HOW IS THE FUND STRUCTURED?

A. The Bond PLUS Fund aims to match the risk characteristics of, but outperform the returns of, the Lehman Brothers Aggregate Bond Index (the fund's benchmark). The fund will invest more heavily than the index (will be overweighted) in sectors that we believe the market has priced lower than their inherent value and will be underweighted in sectors we believe are priced higher than their value. We will also choose investments within the sectors that we believe offer the best value.

Q.  WHAT ARE THE FUND'S HOLDINGS FROM A CREDIT QUALITY VIEWPOINT?

A. The fund owns U.S. Treasury and agency bonds, both guaranteed or backed by the U.S. government. We also own mortgage-backed securities and corporate bonds. As of year-end, the entire portfolio was investment grade, although in the future, the fund might invest in below-investment-grade securities from time to time.

Q.  WHAT IS THE PLUS COMPONENT
OF THE FUND?

A. The "plus" part will be invested in securities not found in the benchmark, such as high-yield, private placements (including 144As), commercial mortgage backed and other asset backed securities, and foreign securities. Through careful underwriting, we believe these securities can add to the portfolio's returns with modest additional risk. However, throughout 1997, the plus part wasn't utilized to any great extent. This was primarily because we concentrated on positioning the Lehman Brothers Aggregate Bond Index part of the fund. Also, before year-end we took advantage of attractive bids for two of the three "144A" private placements we had purchased.

The relative sizes of the two parts at any time depend primarily on the opportunities in any of the plus investments. However, the plus part won't ever be larger than 25 percent of the portfolio.

TOP FIVE  MARKET SECTORS

U.S. Treasury bonds                41.1%
===============================================
Mortgage-backed securities*        27.5
===============================================
Corporate bonds                    23.7
===============================================
U.S. agencies                       5.2
===============================================
Money market instruments            2.5
===============================================

 * INCLUDES GOVERNMENT-BACKED AND PRIVATE-LABEL
   SECURITIES


Q.  HOW DO YOU SELECT INVESTMENTS?

A. We select investments based on our own credit research, which comes from the depth of experience that we've developed when investing for the CREF Bond Market Account (currently with $1.5 billion in assets) and the fixed-income portion of the CREF Social Choice Account (currently about $920 million).

During the four months in which the fund was in operation, intermediate- and long-term interest rates generally followed a downward trend. On September 2, for example, the 30-year U.S. Treasury bond yield was 6.61 percent, but at year-end it had fallen to 5.97 percent.

BOND PLUS FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97

                                        TOTAL RETURN*        EXPENSE           NET ASSETS
                                   SINCE 9/2/97 INCEPTION     RATIO            IN MILLIONS
==========================================================================================
BOND PLUS                                    4.51%            0.30%**             $58.4
==========================================================================================
LEHMAN BROTHERS AGGREGATE BOND INDEX         4.46
==========================================================================================
LIPPER FIXED INCOME FUNDS AVERAGE            3.25
==========================================================================================

  * THE PERFORMANCE OF THE FINANCIAL MARKETS FLUCTUATES, SO YOU SHOULD NOT EXPECT A FUND'S PAST RETURNS TO BE REPEATED IN THE FUTURE.
 ** ANNUALIZED RATE REFLECTING A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT
    FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

================================================================================
$10,000 OVER LIFE OF FUND

                                     [CHART]


 DATE                 Bond Plus Fund   Lehman Bros Agg. Bond Index
 ----                 --------------   ---------------------------

SEPT. 2                  $10,000                  $10,000
SEPT. 30                  10,143                   10,147
OCT.  31                  10,286                   10,295
NOV.  30                  10,345                   10,342
DEC.  31                  10,451                   10,446



Bond PLUS Fund
Lehman Brothers Aggregate Bond Index

BOND PLUS VS. BENCHMARK AS OF 12/31/97

MEASURE*                        BOND PLUS        LEHMAN BROTHERS
                                  FUND           AGGREGATE INDEX
================================================================================
Average maturity (in years)       12.79               14.07
================================================================================
Duration to maturity               6.12                6.54
================================================================================
Average life                       8.20                8.34
================================================================================
Option-adjusted duration           4.56                4.60


* AS CALCULATED USING BARRA, A WIDELY RECOGNIZED INVESTMENT RESEARCH FIRM WHICH CREATED THE FIRST MULTIPLE-FACTOR BOND RISK MODEL.


UNDERSTANDING PERFORMANCE: The option-adjusted duration is the best indicator of how a fund will move in relation to the index for a given change in interest rates. For example, if interest rates fall by one percentage point, the fund's and the index's return will rise by about 4.6 percentage points. By keeping the fund's option-adjusted duration close to the index's, movement in interest rates does not materially affect the fund relative to the benchmark.

Q.  DOES THE FUND HOLD FOREIGN BONDS?

A. Eventually, the fund will invest in international bonds, but as of year-end 1997 its only international holding was a Province of Quebec bond (payable in U.S. dollars). We intend to keep investments in foreign bonds (other than those in U.S. dollars) to no more than 15 percent of the fund.

Q.  WHAT'S YOUR OUTLOOK FOR THE FUND IN THE COMING YEAR?

A. It is unlikely that the fund will utilize to a great extent its "plus" component until the latter part of 1998. At least two factors will affect when this aspect of the overall strategy will begin. One is the size of the fund. With a $58 million portfolio, any "round lot" ($1 million) would represent a significant concentration in the fund. So the faster the fund grows, the sooner we can focus on the plus part.

Second, we will acquire investments in this segment only when we can find attractive ones, considering both the risk and the reward potential. There were only a few such opportunities during the first four months of the fund's existence.

                                                            1997 ANNUAL REPORT 7

GROWTH & INCOME FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97


                                      TOTAL RETURN*     EXPENSE      NET ASSETS
                                SINCE 9/2/97 INCEPTION   RATIO       IN MILLIONS
================================================================================
GROWTH & INCOME FUND                       8.38%         0.43%**        $61.8
================================================================================
S&P 500                                    8.51%
================================================================================
LIPPER GROWTH & INCOME FUND INDEX          6.16%
================================================================================


  * THE PERFORMANCE OF THE FINANCIAL MARKETS FLUCTUATES, SO YOU SHOULD NOT EXPECT A FUND'S PAST RETURNS TO BE REPEATED IN THE FUTURE.
 ** ANNUALIZED RATE REFLECTING A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT
    FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

================================================================================

Q.  HOW IS THE FUND STRUCTURED?

A. The fund consists of two parts. One aims to slightly exceed the Standard & Poor's 500 Stock Index (the fund's benchmark). The other -- the actively managed part -- is stocks of companies we believe have strong managements anD excellent prospects for growth.

Q.  HOW DID THE FUND BEGIN?

A. Prior to the September 2 inception date, the Growth & Income Fund was seeded with $50 million. This money was invested to match the characteristics of the benchmark. We expect the actively managed part of the fund to become a more significant element in the fund's performance, though that will depend on opportunities that are available to us.

Q.  HOW DID THE FUND PERFORM?

A. At year-end, the fund had reached $61.8 million in assets -- about 83 percent in the benchmark part and 17 percent in the active part. This allocation was influenced, in part, by the need to comply with the "short-short" rule described on page 2.

The fund returned 8.38 percent net of expenses, between its September 2, 1997 inception date and December 31, 1997. This compares with a return of 8.51 percent for the S&P 500 and 6.16 percent for the Lipper Growth & Income Fund Index.

The fund has received a relatively steady inflow of funds since its inception. It generally has had very small redemptions, and on no day in 1997 did the total dollar amount of redemptions exceed the dollar amount of new deposits.

INDUSTRY DIVERSIFICATION AS OF 12/31/97
========================================

[GRAPHIC PIE CHART]

========================================
o  34% Consumer products & services

o  17% Financial

o  16% Manufacturing & materials

o  12% Technology

o  11% Utilities

o  10% Other

"THERE IS A DUAL BENEFIT TO INVESTING IN THIS FUND BECAUSE IT OFFERS THE POTENTIAL FOR BOTH CAPITAL APPRECIATION AND CURRENT INCOME. IT IS BEST SUITED FOR THOSE INVESTORS LOOKING FOR GROWTH POTENTIAL, WITHOUT THE HIGHER LEVELS OF RISK ASSOCIATED WITH PURE GROWTH OR AGGRESSIVE FUNDS."

[PHOTO OF CARLTON N. MARTIN]

Carlton N. Martin, MANAGING DIRECTOR-GLOBAL RESEARCH, TEACHERS ADVISORS
Mr. Martin joined TIAA-CREF in 1980. He is also responsible for investments in chemical, paper, and forest products, as well as in the environmental, engineering, and construction industries for certain CREF accounts.


GROWTH & INCOME FUND
================================================================================

OBJECTIVE
-----------------------------------
seeks a favorable  long-term return
through capital  appreciation and
investment income,  primarily from
a broadly diversified  portfolio of
common stocks
-----------------------------------

Q. HOW WILL YOU ACHIEVE THE FUND'S OBJECTIVE?

A. The fund aims to have relatively low volatility for a stock fund, but with growth characteristics. We'll do this by owning what we believe are world-class companies with excellent managements. We'll buy them when we believe they're priced fairly or at a discount relative to their growth potential and asset values. The fund will occasionally buy stocks of foreign-based companies. At year-end, roughly 7 percent of the fund's assets were in international stocks -- mainly Nokia, Phillips, and Novartis. The benchmark contains no foreign stocks.

$10,000 OVER LIFE OF FUND



[CHART]


 DATE               GROWTH & INCOME FUND            S&P 500 INDEX
 ----               --------------------            -------------

SEPT. 2                     $10,000                    $10,000
SEPT. 30                     10,542                     10,548
OCT. 31                      10,207                     10,195
NOV. 30                      10,667                     10,667
DEC. 31                      10,837                     10,851


                                                            1997 ANNUAL REPORT 9

GROWTH EQUITY FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97

                                    TOTAL RETURN*      EXPENSE      NET ASSETS
                              SINCE 9/2/97 INCEPTION    RATIO      IN MILLIONS
================================================================================
GROWTH EQUITY FUND                      8.19%           0.45%**       $64.5
================================================================================
RUSSELL 3000 GROWTH INDEX               5.75
================================================================================
LIPPER GROWTH FUND INDEX                6.42
================================================================================

  * THE PERFORMANCE OF THE FINANCIAL MARKETS FLUCTUATES, SO YOU SHOULD NOT EXPECT A FUND'S PAST RETURNS TO BE REPEATED IN THE FUTURE.
 ** ANNUALIZED RATE REFLECTING A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT
    FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

================================================================================
$10,000 OVER LIFE OF FUND

[CHART]


 DATE          GROWTH EQUITY FUND  RUSSELL 3000 GROWTH INDEX
 ----          ------------------  -------------------------

SEPT. 2              $10,000                  $10,000
SEPT. 30              10,535                   10,524
OCT. 31               10,189                   10,109
NOV. 30               10,640                   10,469
DEC. 31               10,819                   10,575



Q.  HOW DID THE FUND PERFORM?

A. The Growth Equity Fund returned 8.19 percent between its September 2, 1997 inception date and December 31, 1997. This compares with the 5.75 percent return of its benchmark, the Russell 3000(R) Growth Index, during that period.* The Russell 3000 Growth Index, according to the Frank Russell Company, "measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values." A subset of the Russell 3000, the Russell 3000 Growth Index contained 1,839 stocks as of the end of November 1997 (the latest data available). The Lipper Growth Fund Index, which measures the performance of other U.S. growth funds, gained 6.42 percent during the September 2-December 31, 1997 period.



*The Russell 3000 is a trademark and a
service mark of the Frank Russell Company.

"THIS FUND IS DESIGNED FOR INVESTORS WHO ARE SEEKING ABOVE-AVERAGE RETURNS AND CAN ACCEPT A HIGHER DEGREE OF RISK. TO PURSUE OUR INVESTMENT OBJECTIVE, WE CAREFULLY ACQUIRE POSITIONS IN A SELECT GROUP OF OUTSTANDING GROWTH COMPANIES WHEN WE BELIEVE THE MARKET OFFERS US REASONABLE PRICES FOR THEIR SHARES."

[PHOTO OF JEFFREY SIEGEL]

Jeffrey Siegel, MANAGING DIRECTOR, TEACHERS ADVISORS
Mr. Siegel joined TIAA-CREF in 1988. He is also responsible for managing the investments of the CREF Growth Account and the CREF Global Equities Account.

GROWTH EQUITY FUND
================================================================================
OBJECTIVE
-----------------------------------------
seeks  a  favorable  long-term  return,
mainly  through  capital  appreciation,
primarily  from a  diversified  portfolio
of common  stocks  that  present  the
opportunity for exceptional growth.
-----------------------------------------

Q.  HOW DID THE FUND BEGIN?

A. The TIAA-CREF Growth Equity Fund was seeded with $50 million prior to its inception date, and on September 2 it was invested entirely to match the benchmark. Since then we have gradually introduced actively selected companies, mainly in the technology, health care, and media areas. By year-end the actively selected part of the fund was approximately 20 percent, so the benchmark part was about 80 percent.


Q.  CAN YOU EXPLAIN WHY YOU HAVE THE FUND STRUCTURED LIKE THAT?

A. The actively selected part of the fund is concentrated in a small number of companies in which we have developed a strong conviction regarding their upside potential. These companies all share some common traits. They are rapidly growing companies dominant in the products and/or services they offer, and they all generate substantial amounts of cash flow. This allows the managements of these companies to reinvest the cash flow back into the business, to acquire other companies, to pay down debt, or any combination of these.

Q.  WHAT PART OF YOUR PORTFOLIO IS IN INTERNATIONAL STOCKS?

A. As of year-end, 1.1 percent of the fund was in international stocks, but I expect this to grow somewhat, as opportunites arise. In contrast, our benchmark Russell 3000 Growth index has no international stocks.

INDUSTRY DIVERSIFICATION AS OF 12/31/97
========================================

[GRAPHIC - PIE CHART]


========================================

o  46% Consumer products and services

o  23% Technology

o  14% Manufacturing and materials

o   6% Financial

o   5% Utilities

o   6% Other


                                                           1997 ANNUAL REPORT 11

INTERNATIONAL EQUITY FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97


                                    TOTAL RETURN*      EXPENSE       NET ASSETS
                               SINCE 9/2/97 INCEPTION   RATIO       IN MILLIONS
================================================================================
INTERNATIONAL EQUITY FUND               -2.30%          0.49%**        $47.8
================================================================================
MORGAN STANLEY EAFE                     -2.67
================================================================================
LIPPER INTERNATIONAL FUNDS INDEX        -1.71
================================================================================

  * THE PERFORMANCE OF THE FINANCIAL MARKETS FLUCTUATES, SO YOU SHOULD NOT EXPECT A FUND'S PAST RETURNS TO BE REPEATED IN THE FUTURE.
 ** ANNUALIZED RATE REFLECTING A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT
    FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2000.

================================================================================

Q.  HOW DID THE FUND PERFORM?

A. The International Equity Fund was seeded with $50 million and officially "went live" on September 2, 1997. Since inception, its return, after all expenses have been deducted, was -2.30 percent, outperforming by 37 basis points (hundreths of a percent) the benchmark Morgan Stanley Europe, Australia, and Far East (EAFE) Index, which returned -2.67 percent.

The fund consists of two parts. One aims to slightly exceed the fund's benchmark; we'll call this the fund's core. The other -- the actively managed part -- is international stocks we believe have strong managements and excellent prospects for growth.

During 1998, the fund expects to invest a greater portion of its assets in the actively managed part. As a result, the active segment will have more of an influence on the fund's overall performance.

                            $10,000 OVER LIFE OF FUND

                                     [CHART]

  DATE              INTERNATIONAL EQUITY FUND     MORGAN STANLEY EAFE
  ----              -------------------------     -------------------

SEPT 2.                      $10,000                   $10,000
SEPT. 30                      10,570                    10,560
OCT. 31                        9,759                     9,748
NOV. 30                        9,682                     9,649
DEC. 31                        9,770                     9,733

"THE INTERNATIONAL EQUITY FUND STRIVES TO SEEK OUT AND INVEST IN NON-U.S.
GROWTH-ORIENTED   COMPANIES  THAT  HAVE  STRONG   MANAGEMENTS   WHICH  FOCUS  ON
SHAREHOLDER RETURNS AND ALLOCATE CAPITAL EFFECTIVELY. THE FUND WILL LET ITS BOTTOM-UP STOCK-PICKING STYLE DETERMINE ITS COUNTRY ASSET ALLOCATION."


Chris Semenuk, DIRECTOR-GLOBAL PORTFOLIO MANAGEMENT, TEACHERS ADVISORS Mr. Semenuk joined TIAA-CREF in 1993. He is also responsible for company research and analysis for the CREF Global Equities Account.

[PHOTO OF CHRIS SEMENUK]

                            INTERNATIONAL EQUITY FUND
================================================================================
OBJECTIVE
------------------------------------------
seeks a favorable long-term return,
mainly through capital  appreciation from a
broadly  diversified   portfolio  that
consists  primarily  of  foreign  equity
investments.
------------------------------------------

Q.  HOW DID THE VOLATILITY IN FOREIGN MARKETS AFFECT THE FUND?

A. There was a tremendous amount of volatility in foreign markets during the latter part of the year, especially in the Asia-Pacific region. The Asian currency crisis affected both developed markets and emerging markets. Since inception, the fund has been underweighted in Japan and Southeast Asia, and overweighted in Europe, compared with the benchmark.

Despite the volatility, we will remain very disciplined in our approach to finding stocks for the actively managed part, looking for outstanding foreign companies, whether Asian or European.



COMPOSITION OF THE FUND VS. ITS BENCHMARK

--------------------------------------------------------------------------------
 COUNTRY      % OF FUND % OF BENCHMARK  FUND COUNTRY WEIGHTS  VS.  BENCHMARK
                                          (DIFFERENCE IN PERCENTAGE POINTS)
--------------------------------------------------------------------------------
 JAPAN          24.21        25.18
 UNITED KINGDOM 22.33        21.60
 GERMANY        10.14         9.82
 FRANCE          8.24         7.98
 SWITZERLAND     7.43         7.83
 NETHERLANDS     5.62         5.68
 ITALY           3.87         4.02
 AUSTRALIA       2.64         2.75
 HONG KONG       2.54         2.81
 SPAIN           2.43         2.66
 SWEDEN          2.36         2.60
 NORWAY          2.22         0.53
 BELGIUM         1.10         1.27
 MALAYSIA        0.95         0.82
 DENMARK         0.90         1.14
 SINGAPORE       0.79         0.92
 FINLAND         0.57         0.75
 PORTUGAL        0.51         0.55
 AUSTRIA         0.47         0.39
 IRELAND         0.38         0.40
 NEW ZEALAND     0.30         0.30
--------------------------------------------------------------------------------
[CHART]



UNDERSTANDING INTERNATIONAL INVESTING RISK: Investing in foreign markets can involve risks beyond domestic investing, such as changes in currency rates; possible seizure or nationalization of assets; limited financial information because of foreign regulations and accounting standards; lower liquidity and higher volatility in some foreign markets; or the impact of political or social events. It may be harder to use foreign laws and courts to enforce financial or legal obligations.

                                                           1997 ANNUAL REPORT 13

"THIS FUND CAN BE LOOKED AT AS A `ONE-STOP INVESTMENT SHOP.' IT OFFERS SIGNIFICANT DIVERSIFICATION THROUGH A MIX OF EQUITY AND FIXED-INCOME MUTUAL FUNDS, AND SEEKS TO PROVIDE A SUBSTANTIAL LEVEL OF CURRENT INCOME ALONG WITH RELATIVELY LOW VOLATILITY."

James G. Fleischmann, SENIOR MANAGING DIRECTOR -- GLOBAL RESEARCH, TEACHERS ADVISORS

Michael T. O'Kane, SENIOR MANAGING DIRECTOR -- SECURITIES, TEACHERS ADVISORS

Mr. Fleischmann joined TIAA-CREF in 1994 and is also responsible for global equity research for the CREF accounts. Mr. O'Kane joined TIAA-CREF in 1986 and also has supervisory responsibility over investments in CREF's Bond Market and Money Market Accounts and the Securities part of the TIAA general account.

[PHOTO OF JAMES G. FLEISCHMANN AND MICHAEL T. O'KANE]

MANAGED ALLOCATION FUND
================================================================================
OBJECTIVE
--------------------------------------
seeks favorable long-term returns that
reflect the broad investment performance of the financial markets through capital appreciation and investment income, through investments in the other TIAA-
CREF mutual funds.


Q. HOW DOES THIS FUND DIFFER FROM THE OTHER TIAA-CREF FUNDS?

A. The Managed Allocation Fund does not buy stocks or bonds directly, but rather buys shares in each of the other funds to achieve its goals. The normal allocation of the fund will be 60 percent equities and 40 percent fixed income, but the managers may shift that allocation up or down by up to fifteen percentage points based on their perception of the relative value of each sector.

The equity portion will consist of a changing mixture of the three equity funds (International, Growth, and Growth & Income), while the fixed-income portion will normally be invested predominantly in the Bond PLUS Fund with occasional investments in the Money Market Fund.

We think this fund is well suited for those individuals who would like a balanced portfolio but don't have the time or inclination to invest directly in each of the other funds.



Q.  HOW DID THE FUND PERFORM?

A. Before its inception on September 2, 1997, the fund was seeded with $50 million, which was allocated as follows:

  International         12%
===================================
  Growth                24
===================================
  Growth & Income       24
===================================
  Bond PLUS             36
===================================
  Money Market           4
===================================

The relatively high allocation to money markets was due to liquidity concerns caused by the "short-short" rule, discussed on page 2. At year-end, the fund had reached $59 million in market value, allocated as shown on the pie chart to the right. Total return since September 2 has been 5.39 percent, compared with 8.51 percent for the S&P 500 and 4.46 percent for the Lehman Brothers Aggregate Bond Index. Our composite benchmark returned 6.89 percent.

Q.  HOW IS THE FUND MANAGED?

A. The two managers meet periodically to discuss the relative merits of the primary allocation between equity and fixed income, including whether the 60/40 percentages should change. As a general rule, we do not expect frequent or large changes to this allocation, but when either sector appears over- or under-valued, we will change the percentage.

Jim Fleischmann is responsible for allocating the equity percentages among the three equity funds.

Mike O'Kane is responsible for allocating the fixed-income percentages among the two fixed-income funds.

MANAGED ALLOCATION FUND
PERFORMANCE AT A GLANCE AS OF 12/31/97


                                 TOTAL RETURN*        EXPENSE        NET ASSETS
                           SINCE 9/2/97 INCEPTION      RATIO         IN MILLIONS
================================================================================
MANAGED ALLOCATION FUND           5.39%                 0%**             $59.1
================================================================================
COMPOSITE BENCHMARK               6.89
================================================================================
LIPPER BALANCED FUND INDEX        5.50
================================================================================


 * PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S BENCHMARK IS A COMPOSITE. IT EQUALS 60 PERCENT OF THE PERFORMANCE OF THE S&P 500 INDEX AND 40 PERCENT OF THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX.

 **THE MANAGED ALLOCATION FUND OPERATES AT A ZERO EXPENSE RATIO BECAUSE THE FUND
   ADVISOR DOESN'T RECEIVE A MANAGEMENT FEE FOR ITS SERVICES TO THE FUND AND HAS AGREED TO BE RESPONSIBLE FOR PROVIDING THE SERVICES REASONABLY NECESSARY FOR THE ORDINARY OPERATIONS OF THE FUND. SHAREHOLDERS INDIRECTLY BEAR THEIR PRO RATA SHARE OF THE FEES AND EXPENSES OF THE FUNDS IN WHICH THE MANAGED ALLOCATION FUND INVESTS.

================================================================================
$10,000 OVER LIFE OF FUND


                                     [CHART]


DATE            MANAGED ALLOCATION FUND     COMPOSITE S&P/LEHMAN
----            -----------------------     --------------------

SEPT. 3                  $10,000                 $10,000
SEPT. 30                  10,375                  10,388
OCT. 31                   10,178                  10,235
NOV. 30                   10,398                  10,537
DEC. 31                   10,539                  10,689


Composite Benchmark:

60%  S&P 500 INDEX
40%  LEHMAN BROTHERS
     AGGREGATE BOND INDEX

ASSET ALLOCATION AS OF 12/31/97
===============================

[PIE CHART]

===============================
o  36% Bond PLUS Fund

o  25% Growth Equity Fund

o  25% Growth & Income Fund

o  10% International Equity Fund

o   4% Money Market Fund



Q.  HOW DID THE MANAGED ALLOCATION PORTFOLIO CHANGE IN 1997?

A. During the fund's four months of operations in 1997, the managers made two minor allocation shifts.

The first occurred in November, when equities were reduced slightly and bonds were increased proportionately. In addition, the international component of the equity portion was reduced about 15 percent. This action was taken as uncertainties regarding Southeast Asia's economies increased and began to threaten earnings visibility for many companies. Also, rapidly falling commodities prices increased the likelihood of lower interest rates and inflation, thereby increasing the prospects for bonds.

By December, markets had adjusted to some of these events, and the equity/debt allocations were brought back to their original positions. However, because there was still significant uncertainty surrounding the Southeast Asian economies, the proportion of international investments remained at a lower level.


                                                           1997 ANNUAL REPORT 15

[TIAA
 CREF]


--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Mutual Funds:

The accompanying financial statements of the Money Market, Bond PLUS, Growth & Income, Growth Equity, International Equity and Managed Allocation Funds of TIAA-CREF Mutual Funds ("the Funds") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of the TIAA-CREF Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the Funds, the Securities and Exchange Commission regularly examines the financial statements of the Funds as part of their periodic corporate examinations.



                                                   /s/ THOMAS G. WALSH
                                          -----------------------------------
                                                       President



                                                  /s/  RICHARD L. GIBBS
                                          -----------------------------------
                                             Executive Vice President and
                                             Principal Accounting Officer


--------------------------------------------------------------------------------
16  1997 ANNUAL REPORT

ERNST & YOUNG LLP               o 787 Seventh Avenue        o Phone 212-773-3000
                                  New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees
  TIAA-CREF Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Mutual Funds (comprising, respectively, the Money Market Fund, the Bond PLUS Fund, the Growth & Income Fund, the Growth Equity Fund, the International Equity Fund, and the Managed Allocation Fund) as of December 31, 1997, and the related statements of operations and changes in net assets and financial highlights for the period July 17, 1997, (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund, the Bond PLUS Fund, the Growth & Income Fund, the Growth Equity Fund, the International Equity Fund, and the Managed Allocation Fund of TIAA-CREF Mutual Funds as of December 31, 1997, the results of their operations, changes in their net assets and the financial highlights for the period July 17, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.


                                                    /s/ ERNST & YOUNG LLP
                                                   -------------------------
                                                        ERNST & YOUNG LLP



February 6, 1998



--------------------------------------------------------------------------------
                                                           1997 ANNUAL REPORT 17


TIAA-CREF MUTUAL FUNDS                                                                          STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1997

                                                  MONEY         BOND         GROWTH &       GROWTH    INTERNATIONAL     MANAGED
                                                  MARKET        PLUS          INCOME        EQUITY        EQUITY      ALLOCATION
                                                   FUND         FUND           FUND          FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost               $64,319,106   $63,249,232   $59,702,181   $63,286,773   $52,782,775  $58,819,255

  Net unrealized appreciation
    (depreciation) of portfolio investments             --       427,254     1,800,093       518,570    (5,370,045)      20,427
------------------------------------------------------------------------------------------------------------------------------------

  Portfolio investments, at value               64,319,106    63,676,486    61,502,274    63,805,343    47,412,730   58,839,682

  Cash                                             811,666         8,627       776,786     1,049,609     1,544,668      402,040

  Receivable from securities transactions               --     6,276,001            --        17,500            --           --

  Receivable for Fund shares sold                  450,515       380,460       165,826       381,420        40,119      138,667

  Dividends receivable                                  --            --        82,749        67,481        54,771           --

  Interest receivable                              218,746       600,736            --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                65,800,033    70,942,310    62,527,635    65,321,353    49,052,288   59,380,389
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                            14,631        14,428        21,414        22,929        19,519           --

  Payable for securities transactions            2,131,478    12,512,267       682,698       798,042     1,267,412      285,991

  Payable for Fund shares redeemed                  46,376         6,160            --         9,392         1,018        2,259

  Other payables and accrued expenses                2,293         6,649         1,616         3,550         6,514        5,016
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                            2,194,778    12,539,504       705,728       833,913     1,294,463      293,266
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $63,605,255   $58,402,806   $61,821,907   $64,487,440   $47,757,825  $59,087,123
====================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                              $63,605,255   $57,981,622   $60,062,182   $63,889,676   $53,237,621  $59,066,696

  Accumulated undistributed (overdistributed)
    net investment income                               --            --          (604)           --       (36,509)          --

  Accumulated undistributed (overdistributed)
    net realized gain (loss) on total investments       --        (6,070)      (39,764)       79,194       (80,154)          --

  Accumulated net unrealized appreciation
    (depreciation) on total investments                 --       427,254     1,800,093       518,570    (5,363,133)      20,427
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $63,605,255   $58,402,806   $61,821,907   $64,487,440   $47,757,825  $59,087,123
====================================================================================================================================

  Outstanding shares of beneficial interest,
    unlimited shares authorized
    ($.001 par value)                           63,605,255     5,788,193     5,988,332     6,374,505     5,356,336    5,904,827

  NET ASSET VALUE PER SHARE                          $1.00        $10.09        $10.32        $10.12        $8.92        $10.01
====================================================================================================================================

                                    THESE FUNDS COMMENCED OPERATIONS ON JULY 17, 1997.

------------------------------------------------------------------------------------------------------------------------------------
18 1997 ANNUAL REPORT                                                                              SEE NOTES TO FINANCIAL STATEMENTS



TIAA-CREF MUTUAL FUNDS                                                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD JULY 17, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                                  MONEY          BOND        GROWTH &       GROWTH    INTERNATIONAL    MANAGED
                                                  MARKET         PLUS         INCOME        EQUITY       EQUITY      ALLOCATION
                                                   FUND          FUND          FUND          FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                       $1,379,291    $1,483,067     $  99,987    $  101,374    $   99,095   $   32,997

  Dividends                                              --            --       401,624       363,492       310,127    1,237,527

  Foreign taxes withheld                                 --            --        (2,132)       (1,863)      (35,867)          --
------------------------------------------------------------------------------------------------------------------------------------

    Total income                                  1,379,291     1,483,067       499,479       463,003       373,355    1,270,524
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fee                                    191,153       190,656       222,604       229,041       215,768           --

  Trustee fees and expenses                             290           286           288           289           262           --
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                      191,443       190,942       222,892       229,330       216,030           --

    Less expenses waived by the advisor            (120,983)     (119,160)     (119,679)     (120,548)     (108,974)          --
------------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                     70,460        71,782       103,213       108,782       107,056           --
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                           1,308,831     1,411,285       396,266       354,221       266,299    1,270,524
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:

    Portfolio investments                                --       626,451       (37,600)    1,065,707       (76,875)          --

    Foreign currency transactions                        --            --          (279)          622        46,215           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments          --       626,451       (37,879)    1,066,329       (30,660)          --
------------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:

    Portfolio investments                                --       427,254     1,800,093       518,570    (5,370,045)      20,427

    Translation of assets (other than portfolio
      investments) and liabilities in foreign
      currencies                                         --            --            --            --         6,912           --
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on total investments                --       427,254     1,800,093       518,570    (5,363,133)      20,427
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized
      gain (loss) on total investments                   --     1,053,705     1,762,214     1,584,899    (5,393,793)      20,427
------------------------------------------------------------------------------------------------------------------------------------


      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                $1,308,831    $2,464,990    $2,158,480    $1,939,120   $(5,127,494)  $1,290,951
====================================================================================================================================




------------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                              1997 ANNUAL REPORT 19


TIAA-CREF MUTUAL FUNDS                                                                    STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD JULY 17, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                             MONEY          BOND        GROWTH &       GROWTH    INTERNATIONAL    MANAGED
                                             MARKET         PLUS         INCOME        EQUITY       EQUITY      ALLOCATION
                                              FUND          FUND          FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:

  Net investment income                   $ 1,308,831   $ 1,411,285     $ 396,266     $ 354,221     $ 266,299  $ 1,270,524

  Net realized gain (loss)
    on total investments                           --       626,451       (37,879)    1,066,329       (30,660)          --

  Net change in unrealized appreciation
    (depreciation) on total investments            --       427,254     1,800,093       518,570    (5,363,133)      20,427
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from operations   1,308,831     2,464,990     2,158,480     1,939,120    (5,127,494)   1,290,951
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income               (1,308,831)   (1,411,285)     (396,266)     (354,221)     (266,299)  (1,270,524)

  In excess of net investment income               --            --        (2,489)         (623)      (97,712)          --

  From net realized gains on
    total investments                              --      (632,521)           --      (986,512)           --           --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                    (1,308,831)   (2,043,806)     (398,755)   (1,341,356)     (364,011)  (1,270,524)
----------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money subscriptions                 48,000,000    32,000,000    38,000,000    38,000,000    44,000,000   50,000,000

  Subscriptions                            15,370,172    23,894,752    21,780,739    24,185,187     8,920,825    7,498,848

  Reinvestment of distributions             1,306,414     2,036,164       397,301     1,338,112       364,011    1,265,457

  Exchanges among the Funds                  (701,535)      151,528      (113,263)      383,490       (23,111)     302,891

  Redemptions                                (369,796)     (100,822)       (2,595)      (17,113)      (12,395)        (500)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase from share
      transactions                         63,605,255    57,981,622    60,062,182    63,889,676    53,249,330   59,066,696
-----------------------------------------------------------------------------------------------------------------------------

    Total increase in net assets           63,605,255    58,402,806    61,821,907    64,487,440    47,757,825   59,087,123


NET ASSETS

  Beginning of period                              --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------
  End of period                           $63,605,255   $58,402,806   $61,821,907   $64,487,440   $47,757,825  $59,087,123
=============================================================================================================================


CHANGE IN FUND SHARES:

  Shares sold                              63,370,172     5,581,036     5,960,003     6,205,429     5,320,567    5,747,385

  Shares issued in reinvestment
      of distributions                      1,306,414       202,236        39,864       133,171        39,871      127,521

  Shares exchanged among the Funds           (701,535)       14,888       (11,283)       37,592        (2,677)      29,971

  Shares redeemed                            (369,796)       (9,967)         (252)       (1,687)       (1,425)         (50)
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in shares
      outstanding                          63,605,255     5,788,193     5,988,332     6,374,505    5,356,336     5,904,827
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
20 1997 ANNUAL REPORT                                                                       SEE NOTES TO FINANCIAL STATEMENTS


TIAA-CREF MUTUAL FUNDS FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD JULY 17, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                               MONEY         BOND       GROWTH &       GROWTH    INTERNATIONAL    MANAGED
                                               MARKET        PLUS        INCOME        EQUITY       EQUITY      ALLOCATION
                                               FUND          FUND         FUND          FUND         FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value, beginning of period         $1.00        $10.00       $10.00        $10.00       $10.00       $10.00
---------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                       0.02          0.27         0.07          0.06         0.07         0.23

    Net realized and unrealized gains (losses)
     on investments                             0.00          0.20         0.32          0.28        (1.07)        0.01
---------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment
     operations                                 0.02          0.47         0.39          0.34        (1.00)        0.24
----------------------------------------------------------------------------------------------------------------------------
  Less distributions from:

    Net investment income                      (0.02)        (0.27)       (0.07)        (0.06)       (0.07)       (0.23)

    In excess of net investment income            --           --           --            --         (0.01)          --

    Net realized gains                            --         (0.11)         --          (0.16)          --           --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                        (0.02)        (0.38)       (0.07)        (0.22)       (0.08)       (0.23)
---------------------------------------------------------------------------------------------------------------------------

    Net asset value, end of period             $1.00        $10.09       $10.32        $10.12       $ 8.92       $10.01
===========================================================================================================================


TOTAL RETURN                                    2.51%         4.79%        3.96%         3.44%      (10.09)%       2.44%


RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)   $63,605       $58,403      $61,822       $64,487      $47,758      $59,087

Ratio of expenses to average net assets
  before expense waiver                         0.36%         0.37%        0.43%         0.44%        0.46%        0.00%

Ratio of expenses to average net assets
  after expense waiver                          0.13%         0.14%        0.20%         0.21%        0.23%        0.00%

Ratio of net investment income to average
  net assets                                    2.49%         2.72%        0.76%         0.68%        0.56%        2.46%

Portfolio turnover rate                          n/a        143.61%        1.46%        29.44%        4.56%        0.00%

Average brokerage commissions paid per share     n/a          n/a       $0.0509       $0.0210      $0.0522          n/a


                                           The percentages shown above are not annualized.
===========================================================================================================================


---------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                                                     1997 ANNUAL REPORT 21

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

NOTE 1. ORGANIZATION

TIAA-CREF Mutual Funds ("the Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of six series (each referred to as a "Fund"), each of which commenced operations with an investment by Teachers Insurance and Annuity Association of America ("TIAA") on July 17, 1997. TIAA invested $48,000,000 in the Money Market Fund; $32,000,000 in the Bond PLUS Fund; $38,000,000 in the Growth & Income Fund; $38,000,000 in the Growth Equity Fund; $44,000,000 in the International Equity Fund; and
$50,000,000 in the Managed Allocation Fund. Shortly after being seeded, the Managed Allocation Fund invested its seed money and its earnings to date in the other Funds ($2,001,160 in the Money Market Fund; $18,010,432 in the Bond PLUS Fund; $12,006,957 in the Growth & Income Fund; $12,006,957 in the Growth Equity Fund; and $6,003,473 in the International Equity Fund). On September 2, 1997, the Funds began to publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

At December 31, 1997, TIAA owned 49,202,433 shares of the Money Market Fund with a value of $49,202,433; 3,323,223 shares of the Bond PLUS Fund with a value of $33,531,320; 3,828,129 shares of the Growth & Income Fund with a value of $39,506,291; 3,884,176 shares of the Growth Equity Fund with a value of $39,307,861; 4,435,084 shares of the International Equity Fund with a value of $39,560,949; and 5,116,691 shares of the Managed Allocation Fund with a value of $51,218,077.

At December 31, 1997, the Managed Allocation Fund owned 2,203,530 shares in the Money Market Fund, which amounted to 3.5% of the total shares outstanding; 2,079,260 shares of the Bond PLUS Fund, which amounted to 35.9% of the total shares outstanding; 1,439,316 shares of the Growth & Income Fund, which amounted to 24.0% of the total shares outstanding; 1,473,829 shares of the Growth Equity Fund, which amounted to 23.1% of the total shares outstanding; and 660,036 shares of the International Equity Fund which amounted to 12.3% of the total shares outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Values for money market instruments (other than those in the Money Market Fund) with maturities of one year or less are obtained from either one or more of the major market makers or derived from a pricing matrix that has various types of money market instruments along one axis and maturities, ranging from overnight to one year, along the other. This information is derived from one or more financial information services. For money market instruments with maturities longer than one year, these values are derived utilizing an independent pricing service when such prices are believed to reflect the fair value of these securities. For the Money Market Fund, securities are valued using the amortized cost method. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------
22 1997 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997


ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on securities purchased are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate each business day. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate each business day. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of each business day is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. A Fund may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and a Fund is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS Fund are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity and International Equity Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid at least annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

INCOME TAXES: As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

--------------------------------------------------------------------------------
                                                           1997 ANNUAL REPORT 23

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997


Any net capital losses incurred after October 31 are deemed to arise on the first day of a Fund's next tax year. The Growth & Income and International Equity Funds incurred and elected to defer net capital losses during such period in fiscal 1997 of $25,470 and $103,106, respectively.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a monthly fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2000. As a result, during such waiver period, Advisors will receive the following percentages of each Fund's average daily net assets:

                                   MANAGEMENT                    MANAGEMENT FEE
                                       FEE             WAIVER     AFTER WAIVER
                                 --------------       --------   --------------
      Money Market Fund               0.79%             0.50%         0.29%
      Bond PLUS Fund                  0.80%             0.50%         0.30%
      Growth & Income Fund            0.93%             0.50%         0.43%
      Growth Equity Fund              0.95%             0.50%         0.45%
      International Equity Fund       0.99%             0.50%         0.49%
      Managed Allocation Fund         0.00%             0.00%         0.00%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

NOTE 4. INVESTMENTS

At December 31, 1997, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                              GROSS UNREALIZED                         NET UNREALIZED
                                   APPRECIATION             (DEPRECIATION)      APPRECIATION (DEPRECIATION)
                                   ------------             -------------       ---------------------------
      Bond PLUS Fund                 $  427,254              $        --                $   427,254
      Growth & Income Fund            4,352,355               (2,552,262)                 1,800,093
      Growth Equity Fund              3,534,182               (3,015,612)                   518,570
      International Equity Fund       2,224,773               (7,594,818)                (5,370,045)
      Managed Allocation Fund           699,045                 (678,618)                    20,427

The above amounts are not materially different from such amounts on a federal income tax basis.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds other than the Money Market Fund, for the period from July 17, 1997 (commencement of operations) to December 31, 1997, were as follows:

                                      NON-                               NON-
                                   GOVERNMENT        GOVERNMENT       GOVERNMENT    GOVERNMENT
                                   PURCHASES         PURCHASES          SALES         SALES
                                  ------------      ------------     ------------  -----------
      Money Market Fund           $192,982,894     $ 26,957,064      $    98,216   $        --
      Bond PLUS Fund                28,033,965      102,002,404       12,593,485    61,582,271
      Growth & Income Fund          60,021,122          487,035          768,377            --
      Growth Equity Fund            77,249,338          669,952       15,698,224            --
      International Equity Fund     54,994,551               --        2,141,390            --
      Managed Allocation Fund       58,819,255               --               --            --

At December 31, 1997, the International Equity Fund had forward foreign currency contracts outstanding with a notional amount of $918,000.

--------------------------------------------------------------------------------
24 1997 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997


NOTE 5. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 6. LINE OF CREDIT

The Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds share in a $25 million unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of shareholder redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee for the line of credit is borne by Advisors. Interest associated with any borrowing under the facility will be charged to the participating Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the period ended December 31, 1997, there were no borrowings under the line of credit.



--------------------------------------------------------------------------------
                                                           1997 ANNUAL REPORT 25

TIAA-CREF MUTUAL FUNDS        STATEMENT OF INVESTMENTS        MONEY MARKET FUND
                                 DECEMBER 31, 1997          SUMMARY BY INDUSTRY


----------------------------------------------------------
                                          VALUE        %
----------------------------------------------------------
SHORT TERM INVESTMENTS
BANK NOTES                            $ 4,503,915    7.08%
BANKERS ACCEPTANCES                     5,443,619    8.56
CERTIFICATES OF DEPOSIT                 4,998,975    7.86
COMMERCIAL PAPER                       40,668,226   63.94
VARIABLE RATE NOTES                     8,704,371   13.68
                                      -----------   -----

TOTAL SHORT TERM INVESTMENTS
(COST $64,319,106)                     64,319,106  101.12
                                      -----------   -----

TOTAL PORTFOLIO
(COST $64,319,106)                     64,319,106  101.12
OTHER ASSETS & LIABILITIES, NET          (713,851)  (1.12)
                                      -----------   -----

NET ASSETS                            $63,605,255  100.00%
                                      ===========  ======



TIAA-CREF MUTUAL FUNDS        STATEMENT OF INVESTMENTS        MONEY MARKET FUND
                                  DECEMBER 31, 1997

--------------------------------------------------------------------------------
 PRINCIPAL                                         VALUE
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS -- 101.12%
BANK NOTES -- 7.08%
            HUNTINGTON NATIONAL BANK
$2,500,000    5.800%, 09/22/98                 $ 2,497,308
            NATIONAL BANK OF DETROIT
 2,000,000    6.850%, 05/11/98                   2,006,607
                                               -----------
                                                 4,503,915
                                               -----------

BANKERS ACCEPTANCES -- 8.56%
            ASSOCIATES CORP OF
              NORTH AMERICA
 2,100,000    7.250%, 05/15/98                   2,110,332
            CITIBANK, N.A.
   149,186    6.080%, 01/02/98                     149,160
   326,930    5.640%, 01/15/98                     326,212
   193,032    5.980%, 01/16/98                     192,551
   139,500    5.910%, 02/09/98                     138,606
   105,572    5.730%, 02/13/98                     104,849
   179,899    5.800%, 02/26/98                     178,275
    96,521    5.820%, 02/27/98                      95,631
   151,850    5.910%, 03/10/98                     150,154
            RABOBANK
 2,000,000    5.530%, 01/08/98                   1,997,849
                                               -----------
                                                 5,443,619
                                               -----------
--------------------------------------------------------------------------------
 PRINCIPAL                                         VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 7.86%
            CANADIAN IMPERIAL BANK
              OF COMMERCE
$1,000,000    5.940%, 10/21/98                 $   999,685
            MORGAN GUARANTY TRUST CO
 2,000,000    5.930%, 08/31/98                   1,999,798
            SWISS BANK CORP
 2,000,000    5.880%, 11/20/98                   1,999,492
                                               -----------
                                                 4,998,975
                                               -----------

COMMERCIAL PAPER -- 63.94%
          ~ ALLIED SIGNAL, INC
 2,500,000    6.050%, 01/07/98                   2,497,479
            B.B.V. FINANCE (DELAWARE), INC
 2,500,000    6.500%, 01/09/98                   2,496,388
            BANKERS TRUST NEW YORK CORP
 2,400,000    5.560%, 01/12/98                   2,395,922
            BELL ATLANTIC FINANCIAL
              SERVICES, INC
 2,500,000    5.850%, 01/28/98                   2,489,031
          ~ BETA FINANCE, INC
   300,000    5.550%, 03/17/98                     296,531
            CATERPILLAR FINANCIAL
              SERVICES CORP
 2,000,000    5.520%, 01/13/98                   1,996,320

--------------------------------------------------------------------------------
1997 ANNUAL REPORT 26                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         MONEY MARKET FUND
--------------------------------------------------------------------------------
 PRINCIPAL                                         VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- (Continued)
           ~ CIESCO LP
$2,350,000     5.700%, 02/24/98                 $ 2,329,907
             COMMERCIAL CREDIT CO
 2,176,000     5.600%, 01/05/98                   2,174,646
           ~ CORPORATE ASSET FUNDING
               CORP, INC
   797,000     5.750%, 02/26/98                     789,871
           ~ DELAWARE FUNDING CORP
 1,425,000     5.530%, 01/06/98                   1,423,905
 1,000,000     5.620%, 01/15/98                     997,814
           ~ DILLARD INVESTMENT CO, INC
 2,500,000     6.000%, 01/06/98                   2,497,935
             DUPONT (E.I.) DE NEMOURS & CO
 1,468,000     5.700%, 02/06/98                   1,459,632
           ~ ENTERPRISE FUNDING
               CORP
   365,000     5.740%, 01/30/98                     363,312
             FLORIDA POWER & LIGHT CO
 2,500,000     5.850%, 01/29/98                   2,488,625
             GENERAL ELECTRIC CAPITAL CORP
   386,000     5.570%, 04/24/98                     379,251
             MORGAN (J.P.) & CO
 1,500,000     5.700%, 02/10/98                   1,490,500
   952,000     5.600%, 02/10/98                     946,076
             MORGAN STANLEY DEAN WITTER
 1,808,000     5.830%, 01/23/98                   1,801,558
             NATIONAL RURAL UTILITIES
               CO-OP FINANCE
   443,000     5.540%, 01/27/98                     441,227
 1,200,000     5.750%, 02/17/98                   1,190,991
   815,000     5.700%, 03/20/98                     804,934

--------------------------------------------------------------------------------
 PRINCIPAL                                         VALUE
--------------------------------------------------------------------------------

           ~ PARK AVENUE RECEIVABLES CORP
 $ 861,000     5.800%, 02/12/98                   $ 855,173
           ~ PENNEY (J.C.) FUNDING CORP
 2,483,000     5.720%, 02/11/98                   2,466,824
             PROCTOR & GAMBLE CO
 1,101,000     5.800%, 02/05/98                   1,094,791
             SARA LEE CORP
 2,500,000     6.000%, 01/02/98                   2,499,583
                                               ------------
                                                 40,668,226
                                               ------------

VARIABLE RATE NOTES -- 13.68%
             CORESTATES BANK NA/
               PHILADELPHIA NATIONAL BANK
 2,400,000     5.930%, 05/12/98                   2,400,000
             FORD MOTOR CREDIT CO
 2,000,000     6.337%, 06/02/98                   2,003,576
             PNC BANK, NA
 2,300,000     6.020%, 09/25/98                   2,301,326
             SOCIETE GENERALE
 2,000,000     5.925%, 09/08/98                   1,999,469
                                               ------------
                                                 8,704,371
                                               ------------


             TOTAL SHORT TERM INVESTMENTS
             (COST $64,319,106)                  64,319,106
                                               ------------

             TOTAL PORTFOLIO
             (COST $64,319,106)                 $64,319,106
                                               ============


----------
~ COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT EXEMPTION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

   THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                         1997 ANNUAL REPORT 27

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS              BOND PLUS FUND
                                DECEMBER 31, 1997            SUMMARY BY INDUSTRY
--------------------------------------------------------------------------------
                                            VALUE                 %
--------------------------------------------------------------------------------

BONDS
CORPORATE BONDS
AUTOMOTIVE & RELATED                   $  3,041,869             5.21%
FINANCIAL -- MISCELLANEOUS                2,036,760             3.49
OFFICE EQUIPMENT                          2,063,120             3.53
OTHER -- MORTGAGE BACKED
  SECURITIES                              1,007,500             1.73
PROPERTY -- REAL ESTATE                   2,517,850             4.31
PUBLISHING -- OTHER                       2,061,480             3.53
                                       ------------          -------

TOTAL CORPORATE BONDS
(COST $12,592,074)                       12,728,579            21.80
                                       ------------          -------

GOVERNMENT BONDS
AGENCY SECURITIES                         3,004,680             5.14
FOREIGN GOVERNMENT BONDS                  2,006,920             3.44
MORTGAGE BACKED SECURITIES               14,969,638            25.63
U.S. TREASURY SECURITIES                 23,874,628            40.88
                                       ------------          -------

--------------------------------------------------------------------------------
                                            VALUE                 %
--------------------------------------------------------------------------------

TOTAL GOVERNMENT BONDS
(COST $43,565,117)                     $ 43,855,866            75.09%
                                       ------------          -------

TOTAL BONDS
(COST $56,157,191)                       56,584,445            96.89
                                       ------------          -------

SHORT TERM INVESTMENTS
COMMERCIAL PAPER                          7,092,041            12.14
                                       ------------          -------

TOTAL SHORT TERM INVESTMENTS
(COST $7,092,041)                         7,092,041            12.14
                                       ------------          -------

TOTAL PORTFOLIO
(COST $63,249,232)                       63,676,486           109.03
OTHER ASSETS & LIABILITIES, NET          (5,273,680)           (9.03)
                                       ------------          -------
NET ASSETS                             $ 58,402,806           100.00%
                                       ============          =======

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS              BOND PLUS FUND
                               DECEMBER 31, 1997
--------------------------------------------------------------------------------
 PRINCIPAL                           RATINGS+      VALUE
--------------------------------------------------------------------------------

BONDS -- 96.89%
CORPORATE BONDS -- 21.80%
AUTOMOTIVE & RELATED -- 5.21%
          ^ AMERCO
$1,000,000    6.650%, 10/15/99         BA1     $ 1,001,309
            GENERAL MOTORS CORP
 2,000,000    7.375%, 09/09/99         A3        2,040,560
                                               -----------
                                                 3,041,869
                                               -----------

FINANCIAL -- MISCELLANEOUS -- 3.49%
            HOMESIDE LENDING, INC
 2,000,000    6.875%, 06/30/02         BAA2      2,036,760
                                               -----------

OFFICE EQUIPMENT -- 3.53%
            INTERNATIONAL BUSINESS
              MACHINES CORP
 2,000,000    7.000%, 10/30/25         A1        2,063,120
                                               -----------

OTHER -- MORTGAGE BACKED SECURITIES -- 1.73%
            GMAC COMMERCIAL MORTGAGE
              SECURITIES SERIES 1997-C3
              (CLASS A3)
 1,000,000    6.566%, 11/15/07         AAA       1,007,500
                                               -----------

--------------------------------------------------------------------------------
 PRINCIPAL                           RATINGS+      VALUE
--------------------------------------------------------------------------------
PROPERTY-REAL ESTATE -- 4.31%
            SIMON DEBARTOLO GROUP
$2,500,000    6.750%, 07/15/04         BAA1    $ 2,517,850
                                               -----------

PUBLISHING -- OTHER -- 3.53%
            TIME WARNER, INC
 2,000,000    7.950%, 02/01/00         BA1       2,061,480
                                               -----------

TOTAL CORPORATE BONDS
(COST $12,592,074)                              12,728,579
                                               -----------

GOVERNMENT BONDS -- 75.09%
AGENCY SECURITIES -- 5.14%
            FEDERAL HOME LOAN BANK
 2,000,000    6.035%, 09/27/99         AAA       2,006,560
            TENNESSEE VALLEY AUTHORITY
 1,000,000    6.250%, 12/15/17         AAA         998,120
                                               -----------
                                                 3,004,680
                                               -----------

FOREIGN GOVERNMENT BONDS --3 .44%
            QUEBEC PROVINCE OF CANADA
 2,000,000    6.500%, 01/17/06         A2        2,006,920
                                               -----------


+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)
--------------------------------------------------------------------------------
28 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

--------------------------------------------------------------------------------
 PRINCIPAL                           RATINGS+      VALUE
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES -- 25.63%
            FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION
$2,234,142    6.000%, 12/01/08                 $ 2,211,510
 2,131,701    8.000%, 03/01/23                   2,219,633
 1,912,360    9.000%, 11/01/25                   2,038,441
 5,200,000  @ 7.000%, 02/25/28                   5,237,336
 1,000,000  @ 7.500%, 02/25/28                   1,023,430
            GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION
 2,180,035    7.500%, 11/15/23                   2,239,288
                                               -----------
                                                14,969,638
                                               -----------

U.S. TREASURY SECURITIES -- 40.88%
            U.S. TREASURY BONDS
 4,500,000  * 6.000%, 06/30/99                   4,522,500
 2,000,000    8.000%, 11/15/21                   2,493,450
 1,600,000    6.500%, 11/15/26                   1,708,000
 1,200,000    6.375%, 08/15/27                   1,265,628
            U.S. TREASURY NOTES
 3,000,000    5.750%, 10/31/00                   3,003,750
 4,500,000  * 6.500%, 08/31/01                   4,611,780
 3,000,000    6.250%, 06/30/02                   3,059,520
 3,000,000  * 6.875%, 05/15/06                   3,210,000
                                               -----------
                                                23,874,628
                                               -----------

TOTAL GOVERNMENT BONDS
(COST $43,565,117)                              43,855,866
                                               -----------

TOTAL BONDS
(COST $56,157,191)                             $56,584,445
                                               -----------

--------------------------------------------------------------------------------
 PRINCIPAL                           RATINGS+      VALUE
--------------------------------------------------------------------------------

            SHORT TERM INVESTMENTS -- 12.14%
            COMMERCIAL PAPER -- 12.14%
            ARIZONA PUBLIC SERVICE CO
$2,500,000    6.100%, 01/14/98                 $ 2,494,493
            BURLINGTON NORTHERN
              SANTA FE
   853,000    7.000%, 01/02/98                     852,834
            HOUSTON INDUSTRIES
              FINANCE/CO LP
 2,453,000    6.120%, 01/14/98                   2,447,578
            SONAT INC
 1,300,000    6.100%, 01/14/98                   1,297,136
                                               -----------
                                                 7,092,041
                                               -----------

            TOTAL SHORT TERM INVESTMENTS
            (COST $7,092,041)                    7,092,041
                                               -----------

            TOTAL PORTFOLIO
            (COST $63,249,232)                 $63,676,486
                                               ===========

   ---------------------
^ SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT 12/31/97, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,001,309 OR 1.71% OF NET ASSETS.
* ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED BY THE CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.
@  THESE SECURITIES HAVE BEEN PURCHASED ON A DELAYED DELIVERY BASIS.

   ---------------------
   OTHER INFORMATION THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES, IS AS FOLLOWS:

                      MOODY'S RATINGS+
               AAA, AA, A             17.89%
               BAA                     8.05%
               BA                      5.41%

   U.S. GOVERNMENT OBLIGATIONS REPRESENT 68.65% OF THE LONG TERM DEBT PORTFOLIO VALUE.

   THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.



+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)
--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 29

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS        GROWTH & INCOME FUND
                                DECEMBER 31, 1997            SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                                 VALUE                     %
--------------------------------------------------------------------------------
COMMON STOCK
AEROSPACE                                    $   640,251                 1.04%
AIR TRANSPORTATION                               385,643                 0.62
AUTOMOTIVE & RELATED                           1,178,322                 1.91
BANKS                                          5,423,688                 8.77
BEVERAGES                                      1,783,199                 2.88
BROADCASTERS                                     403,823                 0.65
BUSINESS SERVICES                                239,279                 0.39
CHEMICALS -- MAJOR                             1,725,984                 2.79
CHEMICALS -- SPECIALTY                           232,654                 0.38
COMMUNICATION EQUIPMENT
  & SERVICES                                   1,681,883                 2.72
COMPUTER SERVICE                               2,090,605                 3.38
CONGLOMERATES                                  1,274,176                 2.06
CONSTRUCTION -- MATERIALS
  & BUILDERS                                     157,323                 0.26
CONTAINERS                                        52,174                 0.08
COSMETICS                                        485,774                 0.79
ELECTRICAL EQUIPMENT --
  INSTRUMENTS                                    105,524                 0.17
ELECTRICAL EQUIPMENT --
  COMPONENTS DIVERSIFIED                       1,326,019                 2.15
ELECTRICAL EQUIPMENT                           2,603,982                 4.21
ENVIRONMENTAL CONTROL                            352,142                 0.57
FINANCIAL -- MISCELLANEOUS                     1,855,742                 3.00
FOODS                                          2,191,422                 3.55
FOREST PRODUCTS                                  209,092                 0.34
HEALTHCARE -- DRUGS                            5,170,379                 8.36
HEALTHCARE -- HOSPITAL SUPPLY                     67,243                 0.11
HEALTHCARE -- OTHER                            1,484,452                 2.40
HEALTHCARE -- SERVICE                            453,517                 0.73
HOUSEHOLD -- DURABLE GOODS                       781,976                 1.27
HOUSEHOLD -- PRODUCTS                          1,780,064                 2.88
INSURANCE -- BROKERS & OTHER                     162,317                 0.26
INSURANCE -- LIFE                                343,753                 0.56

--------------------------------------------------------------------------------
                                                 VALUE                     %
--------------------------------------------------------------------------------
INSURANCE -- MULTI-LINE,
  PROPERTY & CASUALTY                        $ 2,443,471                 3.95%
LEISURE TIME                                     599,885                 0.97
MACHINERY                                        584,508                 0.95
METALS -- ALUMINUM                               158,650                 0.26
METALS -- GOLD                                   143,799                 0.23
METALS -- NON-FERROUS                             70,274                 0.11
METALS -- STEEL                                  105,830                 0.17
OFFICE EQUIPMENT                               2,421,554                 3.92
PAPER                                            230,617                 0.37
PETROLEUM -- EXPLORATION
  & PRODUCTION                                 1,033,553                 1.67
PETROLEUM -- INTEGRATED                        3,576,566                 5.79
PETROLEUM -- SERVICE                             565,430                 0.91
PHOTOGRAPHY                                      154,474                 0.25
PUBLISHING -- NEWSPAPER                          331,543                 0.54
PUBLISHING -- OTHER                              422,987                 0.68
RAILROAD                                         372,567                 0.60
RESTAURANTS & HOTELS                             524,221                 0.85
RETAIL -- FOOD                                   269,247                 0.44
RETAIL -- GENERAL MERCHANDISE                  3,022,629                 4.89
TEXTILE & APPAREL                                173,661                 0.28
TOBACCO                                          804,736                 1.30
TRUCKERS & SHIPPING                               60,956                 0.10
UTILITIES -- ELECTRIC                          1,387,596                 2.24
UTILITIES -- GAS & PIPELINE                      397,368                 0.64
UTILITIES -- TELEPHONE                         5,003,750                 8.09
                                             -----------               ------
TOTAL COMMON STOCK
(COST $59,702,181)                            61,502,274                99.48
                                             -----------               ------
TOTAL PORTFOLIO
(COST $59,702,181)                            61,502,274                99.48
OTHER ASSETS & LIABILITIES, NET                  319,633                 0.52
                                             -----------               ------
NET ASSETS                                   $61,821,907               100.00%
                                             ===========               ======


--------------------------------------------------------------------------------
30 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS         GROWTH & INCOME FUND
                              DECEMBER 31, 1997

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.48%
AEROSPACE -- 1.04%
     6,720  BOEING CO                           $  328,860
       300  EG & G, INC                              6,243
       400  GENERAL DYNAMICS CORP                   34,575
     1,300  LOCKHEED MARTIN CORP                   128,050
       400  NORTHROP GRUMMAN CORP                   46,000
       318  RAYTHEON CO. (CLASS A)                  15,723
     1,600  RAYTHEON CO. (CLASS B)                  80,800
                                                ----------
                                                   640,251
                                                ----------

AIR TRANSPORTATION -- 0.62%
       600 oAMR CORP                                77,100
     2,743 oCONTINENTAL AIRLINES, INC
             (CLASS B)                             132,006
       500  DELTA AIRLINES, INC                     59,500
       800 oFEDERAL EXPRESS CORP                    48,850
     1,500  SOUTHWEST AIRLINES CO                   36,937
       500 oUS AIRWAYS GROUP, INC                   31,250
                                                ----------
                                                   385,643
                                                ----------

AUTOMOTIVE & RELATED -- 1.91%
     4,700  CHRYSLER CORP                          165,381
       500  COOPER TIRE & RUBBER CO                 12,187
       300  CUMMINS ENGINE CO, INC                  17,718
       700  DANA CORP                               33,250
       500  EATON CORP                              44,625
       400  ECHLIN, INC                             14,475
     8,200  FORD MOTOR CO                          399,237
     5,000  GENERAL MOTORS CORP                    303,125
     1,200  GENUINE PARTS CO                        40,725
     1,100  GOODYEAR TIRE & RUBBER CO               69,987
       500  MERITOR AUTOMOTIVE, INC                 10,531
       500 oNAVISTAR INTERNATIONAL CORP             12,406
       500  PACCAR, INC                             26,250
       400  SAFETY-KLEEN CORP                       10,975
       400  SNAP-ON, INC                            17,450
                                                ----------
                                                 1,178,322
                                                ----------

BANKS -- 8.77%
    12,370  BANC ONE CORP                          671,845
     2,700  BANK OF NEW YORK CO, INC               156,093
     4,900  BANKAMERICA CORP                       357,700
     1,000  BANKBOSTON CORP                         93,937
       500  BANKERS TRUST NEW YORK CORP             56,218
     1,400  BARNETT BANKS, INC                     100,625
     3,000  CHASE MANHATTAN CORP (NEW)             328,500
     3,200  CITICORP CO                            404,600
       700  COMERICA, INC                           63,175
     3,738  CORESTATES FINANCIAL CORP              299,273
     1,100  FIFTH THIRD BANCORP                     89,925
     2,100  FIRST CHICAGO NBD CORP                 175,350
     4,000  FIRST UNION CORP                       205,000
     1,800  FLEET FINANCIAL GROUP, INC             134,887
     1,500  KEYCORP                                106,218

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     1,800  MELLON BANK CORP                    $  109,125
     1,300  MORGAN (J.P.) & CO, INC                146,737
     1,500  NATIONAL CITY CORP                      98,625
    12,499  NATIONSBANK CORP                       760,095
     5,200  NORWEST CORP                           200,850
     2,200  PNC BANK CORP                          125,537
       400  REPUBLIC NEW YORK CORP                  45,675
     1,500  SUNTRUST BANKS, INC                    107,062
     1,655  U.S. BANCORP                           185,256
     1,100  WACHOVIA CORP                           89,237
     1,700  WASHINGTON MUTUAL, INC                 108,481
       600  WELLS FARGO & CO                       203,662
                                                ----------
                                                 5,423,688
                                                ----------

BEVERAGES -- 2.88%
     3,400  ANHEUSER BUSCH COS, INC                149,600
       500  BROWN FORMAN, INC (CLASS B)             27,625
    17,000  COCA COLA CO                         1,132,625
       300  COORS (ADOLPH) CO (CLASS B)              9,975
    10,500  PEPSICO, INC                           382,593
     2,500  SEAGRAMS CO LTD (U.S.)                  80,781
                                                ----------
                                                 1,783,199
                                                ----------

BROADCASTERS -- 0.65%
     4,400  CBS CORP                               129,525
     2,400  COMCAST CORP (CLASS A) SPECIAL          75,750
       300  KING WORLD PRODUCTIONS, INC             17,325
     2,927 oTELE-COMMUNICATIONS, INC
              (CLASS A)                             81,773
     2,400 oVIACOM, INC (CLASS B)                   99,450
                                                ----------
                                                   403,823
                                                ----------

BUSINESS SERVICES -- 0.39%
       300  AUTODESK, INC                           11,100
       700  BLOCK (H&R), INC                        31,368
     1,100  COGNIZANT CORP                          49,018
       600  DELUXE CORP                             20,700
       200  HARLAND (JOHN H.) CO                     4,200
       800  INTERPUBLIC GROUP OF COS, INC           39,850
       600  MOORE CORP LTD                           9,075
       300  NATIONAL SERVICE
              INDUSTRIES, INC                       14,868
     1,600  SERVICE CORP INTERNATIONAL              59,100
                                                ----------
                                                   239,279
                                                ----------

CHEMICALS -- MAJOR -- 2.79%
       800  AIR PRODUCTS & CHEMICALS, INC           65,800
     1,600  DOW CHEMICAL CO                        162,400
    17,104  DU PONT (E.I.) DE NEMOURS & CO       1,027,309
       500  EASTMAN CHEMICAL CO                     29,781
       400  GOODRICH (B.F.) CO                      16,575
       700  HERCULES, INC                           35,043
     4,100  MONSANTO CO                            172,200
     1,200  PPG INDUSTRIES, INC                     68,550
     1,100  PRAXAIR, INC                            49,500


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 31

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

CHEMICALS -- MAJOR -- (Continued)
       400  ROHM & HAAS CO                      $   38,300
       820  SOLUTIA, INC                            21,883
       900  UNION CARBIDE CORP                      38,643
                                                ----------
                                                 1,725,984
                                                ----------
CHEMICALS -- SPECIALTY -- 0.38%
       400  ECOLAB, INC                             22,175
     1,000  ENGELHARD CORP                          17,375
       300  FOSTER WHEELER CORP                      8,118
       500  GRACE (W.R.) & CO                       40,218
       400  GREAT LAKES CHEMICAL CORP               17,950
       500  MALLINCKRODT, INC                       19,000
     1,000  MORTON INTERNATIONAL, INC               34,375
       500  NALCO CHEMICAL CORP                     19,781
       600  RAYCHEM CORP                            25,837
       700  SIGMA ALDRICH CORP                      27,825
                                                ----------
                                                   232,654
                                                ----------

COMMUNICATION EQUIPMENT & SERVICES -- 2.72%
     2,300 o3COM CORP                               80,356
       600 oANDREW CORP                             14,400
     1,100 oCABLETRON SYSTEMS, INC                  16,500
     6,900 oCISCO SYSTEMS, INC                     384,675
     1,600  CORNING, INC                            59,400
       800 oDSC COMMUNICATIONS CORP                 19,200
       600  HARRIS CORP                             27,525
     4,400  LUCENT TECHNOLOGIES, INC               351,450
     3,168  NOKIA AB SERIES A ADR                  221,760
     1,800  NORTHERN
              TELECOMMUNICATIONS LTD (U.S.)        160,200
     2,400 oNOVELL, INC                             18,000
       500  SCIENTIFIC-ATLANTA, INC                  8,375
     1,673 oTELECOM-TCI VENTURES
              GROUP (CLASS A)                       47,366
     5,157 oTELLABS, INC                           272,676
                                                ----------
                                                 1,681,883
                                                ----------

COMPUTER SERVICE -- 3.38%
       500  ADOBE SYSTEMS, INC                      20,625
     2,000  AUTOMATIC DATA
              PROCESSING, INC                      122,750
     1,400 oBAY NETWORKS, INC                       35,787
       600 oCERIDIAN CORP                           27,487
     7,356  COMPUTER ASSOCIATES
              INTERNATIONAL, INC                   388,948
       500 oCOMPUTER SCIENCES CORP                  41,750
     3,400 oEMC CORP                                93,287
     3,100  FIRST DATA CORP                         90,675
       300 oINTERGRAPH CORP                          3,000
     8,200 oMICROSOFT CORP                       1,059,850
     6,750 oORACLE CORP                            150,609
       900 oPARAMETRIC TECHNOLOGY CORP              42,637
       200  SHARED MEDICAL SYSTEMS CORP             13,200
                                                ----------
                                                 2,090,605
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------
CONGLOMERATES -- 2.06%
     8,444  ALLIED SIGNAL, INC                   $ 328,788
       300  CRANE CO                                13,012
     1,200  FORTUNE BRANDS, INC                     44,475
       800  ITT INDUSTRIES, INC                     25,100
       600  JOHNSON CONTROLS, INC                   28,650
       800  LOEWS CORP                              84,900
     2,900  MINNESOTA MINING &
              MANUFACTURING CO                     237,981
     1,100  TEXTRON, INC                            68,750
       900  TRW, INC                                48,037
     5,764  TYCO INTERNATIONAL LTD                 259,740
     1,600  UNITED TECHNOLOGIES CORP               116,500
       700  WHITMAN CORP                            18,243
                                                ----------
                                                 1,274,176
                                                ----------

CONSTRUCTION --
MATERIALS & BUILDERS -- 0.26%
       300  ARMSTRONG WORLD
              INDUSTRIES, INC                       22,425
       200  CENTEX CORP                             12,587
       200  FLEETWOOD ENTERPRISES, INC               8,487
       300  KAUFMAN & BROAD HOME CORP                6,731
     1,100  MASCO CORP                              55,962
       400  OWENS CORNING CO                        13,650
       100  PULTE CORP                               4,181
     1,200  SHERWIN-WILLIAMS CO                     33,300
                                                ----------
                                                   157,323
                                                ----------

CONTAINERS -- 0.08%
       200  BALL CORP                                7,062
       900  CROWN CORK & SEAL CO, INC               45,112
                                                ----------
                                                    52,174
                                                ----------

COSMETICS -- 0.79%
       400  ALBERTO CULVER CO (CLASS B)             12,825
       900  AVON PRODUCTS, INC                      55,237
     3,800  GILLETTE CO                            381,662
       700  INTERNATIONAL FLAVORS &
              FRAGRANCES, INC                       36,050
                                                ----------
                                                   485,774
                                                ----------

ELECTRICAL EQUIPMENT--INSTRUMENTS -- 0.17%
     2,400 oAPPLIED MATERIALS, INC                  72,300
       300  PERKIN-ELMER CORP                       21,318
       300  TEKTRONIX, INC                          11,906
                                                ----------
                                                   105,524
                                                ----------

ELECTRICAL EQUIPMENT --
COMPONENTS DIVERSIFIED -- 2.15%
     1,000 oADVANCED MICRO DEVICES, INC             17,937
     1,500  AMP, INC                                63,000
       333 oCOMMSCOPE, INC                           4,474
       250 oGENERAL SEMICONDUCTOR, INC               2,890
    11,200  INTEL CORP                             786,800
     1,000 oLSI LOGIC CORP                          19,750



--------------------------------------------------------------------------------
32 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT --
COMPONENTS DIVERSIFIED -- (Continued)
     1,400 oMICRON TECHNOLOGY, INC              $   36,400
     4,100  MOTOROLA, INC                          233,956
     1,000 oNATIONAL SEMICONDUCTOR
                CORP                                25,937
     1,000 oNEXTLEVEL SYSTEMS, INC                  17,875
     2,600  TEXAS INSTRUMENTS, INC                 117,000
                                                ----------
                                                 1,326,019
                                                ----------

ELECTRICAL EQUIPMENT -- 4.21%
       800  COOPER INDUSTRIES, INC                  39,200
     3,100  EMERSON ELECTRIC CO                    174,956
    26,980  GENERAL ELECTRIC CO                  1,979,781
       300  GENERAL SIGNAL CORP                     12,656
       400  GRAINGER (W.W.), INC                    38,875
       900  HONEYWELL, INC                          61,650
     3,299  PHILIPS ELECTRONICS NV
              (NY REGD)                            199,589
     1,500  ROCKWELL INTERNATIONAL CORP             78,375
       400  THOMAS & BETTS CORP                     18,900
                                                ----------
                                                 2,603,982
                                                ----------

ENVIRONMENTAL CONTROL -- 0.57%
     1,500  BROWNING FERRIS
              INDUSTRIES, INC                       55,500
    10,787  WASTE MANAGEMENT, INC                  296,642
                                                ----------
                                                   352,142
                                                ----------
FINANCIAL -- MISCELLANEOUS -- 3.00%
     3,200  AMERICAN EXPRESS CO                    285,600
     1,700  AMERICAN GENERAL CORP                   91,906
       400  BENEFICIAL CORP                         33,250
       500  CASE CORP                               30,218
       700  COUNTRYWIDE CREDIT
              INDUSTRIES, INC                       30,012
     7,300  FEDERAL NATIONAL
              MORTGAGE ASSOCIATION                 416,556
     4,800  FREDDIE MAC                            201,300
       400  GOLDEN WEST FINANCIAL CORP              39,125
       900  GREEN TREE FINANCIAL CORP               23,568
       700  H.F. AHMANSON & CO                      46,856
       700  HOUSEHOLD INTERNATIONAL, INC            89,293
     3,450  MBNA CORP                               94,228
     2,300  MERRILL LYNCH & CO, INC                167,756
     3,900  MORGAN STANLEY,
              DEAN WITTER, DISCOVER                230,587
     1,800  SCHWAB (CHARLES) CORP                   75,487
                                                ----------
                                                 1,855,742
                                                ----------

FOODS -- 3.55%
     3,885  ARCHER DANIELS MIDLAND CO               84,255
     1,000  BESTFOODS, INC                         107,750
     3,200  CAMPBELL SOUP CO                       186,000
     3,200  CONAGRA, INC                           105,000
     1,100  GENERAL MILLS, INC                      78,787

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     2,500  HEINZ (H.J.) CO                     $  127,031
     1,000  HERSHEY FOODS CORP                      61,937
     2,800  KELLOGG CO                             138,950
    12,400  NABISCO HOLDINGS CORP
              (CLASS A)                            600,625
       600  PIONEER-HI-BRED
              INTERNATIONAL, INC                    64,350
       900  QUAKER OATS CO                          47,475
       700  RALSTON PURINA CO                       65,056
     3,300  SARA LEE CORP                          185,831
     4,400  UNILEVER NV - NY SHARES                274,725
       800  WRIGLEY (WM) JR CO                      63,650
                                                ----------
                                                 2,191,422
                                                ----------

FOREST PRODUCTS -- 0.34%
       300  BOISE CASCADE CORP                       9,075
       700  CHAMPION INTERNATIONAL CORP             31,718
       600  GEORGIA PACIFIC CORP
              (PAC GROUP)                           36,450
       600 oGEORGIA-PACIFIC CORP
              (TIMBER GROUP)                        13,612
       800  LOUISIANA PACIFIC CORP                  15,200
       200  POTLATCH CORP                            8,600
     1,400  WEYERHAEUSER CO                         68,687
       800  WILLAMETTE INDUSTRIES, INC              25,750
                                                ----------
                                                   209,092
                                                ----------

HEALTHCARE -- DRUGS -- 8.36%
       400  ALLERGAN, INC                           13,425
       600  ALZA CORP                               19,087
     8,853  AMERICAN HOME PRODUCTS CORP            677,254
     1,800  AMGEN, INC                              97,425
     6,900  BRISTOL MYERS SQUIBB CO                652,912
        30 oCRESCENDO
              PHARMACEUTICALS CORP                     346
     7,600  LILLY (ELI) & CO                       529,150
    11,105  MERCK & CO, INC                      1,179,906
       164  NOVARTIS AG (REGD)                     266,482
    14,216  PFIZER, INC                          1,059,980
     3,500  PHARMACIA & UPJOHN, INC                128,187
     5,000  SCHERING-PLOUGH CORP                   310,625
     1,900  WARNER-LAMBERT CO                      235,600
                                                ----------
                                                 5,170,379
                                                ----------


HEALTHCARE -- HOSPITAL SUPPLY -- 0.11%
       700  CARDINAL HEALTH, INC                    52,587
       500  U.S. SURGICAL CORP                      14,656
                                                ----------
                                                    67,243
                                                ----------

HEALTHCARE -- OTHER -- 2.40%
     5,500  ABBOTT LABORATORIES CO                 360,593
       400  BARD (C.R.), INC                        12,525
       400  BAUSCH & LOMB, INC                      15,850
     1,900  BAXTER INTERNATIONAL, INC               95,831
       800  BECTON DICKINSON & CO                   40,000
       800  BIOMET, INC                             20,500

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 33

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- OTHER -- (Continued)
     1,300 oBOSTON SCIENTIFIC CORP              $   59,637
     1,000  GUIDANT CORP                            62,250
     9,100  JOHNSON & JOHNSON CO                   599,462
     3,200  MEDTRONIC, INC                         167,400
       300  MILLIPORE CORP                          10,181
       900  PALL CORP                               18,618
       318 oPHARMERICA, INC                          3,305
       600 oST. JUDE MEDICAL, INC                   18,300
                                                ----------
                                                 1,484,452
                                                ----------

HEALTHCARE -- SERVICE -- 0.73%
     1,000  AETNA, INC                              70,562
       700 oBEVERLY ENTERPRISES, INC (NEW)           9,100
     4,600  COLUMBIA/HCA
              HEALTHCARE CORP                      136,275
     2,400 oHEALTHSOUTH CORP                        66,600
     1,100 oHUMANA, INC                             22,825
       400  MANOR CARE, INC                         14,000
     2,100 oTENET HEALTHCARE CORP                   69,562
     1,300  UNITED HEALTHCARE CORP                  64,593
                                                ----------
                                                   453,517
                                                ----------

HOUSEHOLD -- DURABLE GOODS -- 1.27%
       600  BLACK & DECKER CORP                     23,437
       700  MAYTAG CO                               26,118
     1,100  NEWELL COS, INC                         46,750
    13,948  STANLEY WORKS CO                       658,171
       500  WHIRLPOOL CORP                          27,500
                                                ----------
                                                   781,976
                                                ----------

HOUSEHOLD -- PRODUCTS -- 2.88%
       800  CLOROX CO                               63,250
     2,000  COLGATE PALMOLIVE CO                   147,000
     3,800  KIMBERLY-CLARK CORP                    187,387
    16,868  PROCTER & GAMBLE CO                  1,346,277
     1,000  RUBBERMAID, INC                         25,000
       400  TUPPERWARE CORP                         11,150
                                                ----------
                                                 1,780,064
                                                ----------

INSURANCE -- BROKERS & OTHER -- 0.26%
       100 oCHOICEPOINT, INC                         4,775
     1,000  EQUIFAX, INC                            35,437
     1,100  MARSH & MCLENNAN COS, INC               82,018
       600  MBIA, INC                               40,087
                                                ----------
                                                   162,317
                                                ----------

INSURANCE -- LIFE -- 0.56%
     1,100  AON CORP                                64,487
     1,300  CONSECO, INC                            59,068
       500  JEFFERSON-PILOT CORP                    38,937
       600  PROVIDIAN FINANCIAL CORP                27,112
     1,350  SUNAMERICA, INC                         57,712
     1,000  TORCHMARK CORP                          42,062
     1,000  UNUM CORP                               54,375
                                                ----------
                                                   343,753
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

INSURANCE -- MULTI-LINE,
PROPERTY & CASUALTY -- 3.95%
     9,362  ALLSTATE CORP                       $  850,771
     4,800  AMERICAN INTERNATIONAL
              GROUP, INC                           522,000
     1,200  CHUBB CORP                              90,750
       500  CIGNA CORP                              86,531
       600  GENERAL REINSURANCE CORP               127,200
       800  HARTFORD FINANCIAL
              SERVICES GROUP, INC                   74,850
       700  LINCOLN NATIONAL CORP                   54,687
       800  MGIC INVESTMENT CORP                    53,200
       900  SAFECO CORP                             43,875
       600  ST. PAUL COS, INC                       49,237
       500  TRANSAMERICA CORP                       53,250
     7,786  TRAVELERS GROUP, INC                   419,470
       800  USF&G CORP                              17,650
                                                ----------
                                                 2,443,471
                                                ----------

LEISURE TIME -- 0.97%
       700  BRUNSWICK CORP                          21,218
     4,600  DISNEY (WALT) CO                       455,687
       700 oHARRAHS ENTERTAINMENT, INC              13,212
       900  HASBRO, INC                             28,350
       300  JOSTENS, INC                             6,918
     2,000  MATTEL, INC                             74,500
                                                ----------
                                                   599,885
                                                ----------

MACHINERY -- 0.95%
       200  AEROQUIP-VICKERS, INC                    9,812
       200  BRIGGS & STRATTON CORP                   9,712
     2,600  CATERPILLAR, INC                       126,262
       300  CINCINNATI MILACRON, INC                 7,781
     1,800  DEERE & CO                             104,962
     1,600  DOVER CORP                              57,800
       300 oFMC CORP                                20,193
       300  HARNISCHFEGER INDUSTRIES, INC           10,593
     1,700  ILLINOIS TOOL WORKS, INC               102,212
     1,050  INGERSOLL-RAND CO                       42,525
       750  PARKER-HANNIFIN CORP                    34,406
     1,000 oTHERMO ELECTRON CORP                    44,500
       400  TIMKEN CO                               13,750
                                                ----------
                                                   584,508
                                                ----------

METALS -- ALUMINUM -- 0.26%
     1,600  ALCAN ALUMINIUM CO LTD (U.S.)           44,200
     1,200  ALUMINUM CO OF AMERICA                  84,450
       500  REYNOLDS METALS CO                      30,000
                                                ----------
                                                   158,650
                                                ----------

METALS -- GOLD -- 0.23%
     2,600  BARRICK GOLD CORP                       48,425
     1,600  BATTLE MOUNTAIN GOLD CO                  9,400
     1,000  ECHO BAY MINES LTD (U.S.)                2,437
     1,400  FREEPORT-MCMORAN COPPER
              & GOLD INC (CLASS B)                  22,050

--------------------------------------------------------------------------------

34 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

METALS -- GOLD -- (Continued)
     1,000  HOMESTAKE MINING CO                 $    8,875
     1,100  NEWMONT MINING CORP                     32,312
     1,600  PLACER DOME, INC                        20,300
                                                ----------
                                                   143,799
                                                ----------

METALS -- NON-FERROUS -- 0.11%
       300  ASARCO, INC                              6,731
       600  CYPRUS AMAX MINERALS CO                  9,225
     1,100  INCO LTD. CO                            18,700
       100  NACCO INDUSTRIES, INC (CLASS A)         10,718
       400  PHELPS DODGE CORP                       24,900
                                                ----------
                                                    70,274
                                                ----------
METALS -- STEEL -- 0.17%
     1,200  ALLEGHENY TELEDYNE, INC                 31,050
       700 oARMCO, INC                               3,456
       800 oBETHLEHEM STEEL CORP                     6,900
       300  INLAND STEEL INDUSTRIES, INC             5,137
       600  NUCOR CORP                              28,987
       600  USX-US STEEL GROUP, INC                 18,750
       700  WORTHINGTON INDUSTRIES, INC             11,550
                                                ----------
                                                   105,830
                                                ----------

OFFICE EQUIPMENT -- 3.92%
       900 oAPPLE COMPUTER, INC                     11,812
       700  AVERY DENNISON CORP                     31,325
     5,170  COMPAQ COMPUTER CORP                   291,781
       300 oDATA GENERAL CORP                        5,231
     2,200 oDELL COMPUTER CORP                     184,800
     1,000 oDIGITAL EQUIPMENT CORP                  37,000
     7,000  HEWLETT-PACKARD CO                     437,500
       900  IKON OFFICE SOLUTIONS, INC              25,312
     9,377  INTERNATIONAL BUSINESS
              MACHINES CORP                        980,482
     1,000  PITNEY BOWES, INC                       89,937
     1,700 oSEAGATE TECHNOLOGY, INC                 32,725
     1,200 oSILICON GRAPHICS, INC                   14,925
     2,500 oSUN MICROSYSTEMS, INC                   99,687
     1,200 oUNISYS CORP                             16,650
     2,200  XEROX CORP                             162,387
                                                ----------
                                                 2,421,554
                                                ----------

PAPER -- 0.37%
       400  BEMIS, INC                              17,625
       600  FORT JAMES CORP                         22,950
     2,100  INTERNATIONAL PAPER CO                  90,562
       800  MEAD CORP                               22,400
       700  STONE CONTAINER CORP                     7,306
       400  TEMPLE-INLAND, INC                      20,925
       500  UNION CAMP CORP                         26,843
       700  WESTVACO CORP                           22,006
                                                ----------
                                                   230,617
                                                ----------

PETROLEUM -- EXPLORATION & PRODUCTION -- 1.67%
       600  AMERADA HESS CORP                       32,925


--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

    11,046  APACHE CORP                         $  387,300
    11,170  BURLINGTON RESOURCES, INC              500,555
       749 oEEX CORP                                 6,787
       300  KERR-MCGEE CORP                         18,993
       700 oORYX ENERGY CO                          17,850
       300  PENNZOIL CO                             20,043
       700  SANTA FE ENERGY RESOURCES, INC           7,875
     1,700  UNION PACIFIC
              RESOURCES GROUP, INC                  41,225
                                                ----------
                                                 1,033,553
                                                ----------
PETROLEUM -- INTEGRATED -- 5.79%
     3,400  AMOCO CORP                             289,425
       500  ASHLAND, INC                            26,843
     2,200  ATLANTIC RICHFIELD CO                  176,275
     4,500  CHEVRON CORP                           346,500
    17,000  EXXON CORP                           1,040,187
     5,400  MOBIL CORP                             389,812
     2,300  OCCIDENTAL PETROLEUM CORP               67,418
     1,800  PHILLIPS PETROLEUM CO                   87,525
    14,700  ROYAL DUTCH PETROLEUM CO
              (NY REGD) ADR                        796,556
       500  SUN CO, INC                             21,031
     3,706  TEXACO, INC                            201,513
     1,700  UNOCAL CORP                             65,981
     2,000  USX-MARATHON GROUP, INC                 67,500
                                                ----------
                                                 3,576,566
                                                ----------

PETROLEUM -- SERVICE -- 0.91%
     1,100  BAKER HUGHES, INC                       47,987
     1,200  DRESSER INDUSTRIES, INC                 50,325
       600  FLUOR CORP                              22,425
     1,700  HALLIBURTON CO                          88,293
       200  HELMERICH & PAYNE, INC                  13,575
       400  MCDERMOTT INTERNATIONAL, INC            14,650
       600 oROWAN COS, INC                          18,300
     3,400  SCHLUMBERGER LTD                       273,700
       400 oUNOVA, INC                               6,575
       400 oWESTERN ATLAS, INC                      29,600
                                                ----------
                                                   565,430
                                                ----------

PHOTOGRAPHY -- 0.25%
     2,300  EASTMAN KODAK CO                       139,868
       300  POLAROID CORP                           14,606
                                                ----------
                                                   154,474
                                                ----------

PUBLISHING -- NEWSPAPER -- 0.54%
       700  DOW JONES & CO, INC                     37,581
     2,000  GANNETT CO, INC                        123,625
       600  KNIGHT-RIDDER, INC                      31,200
       700  NEW YORK TIMES CO (CLASS A)             46,287
       700  TIMES MIRROR CO SERIES A                43,050
       800  TRIBUNE CO                              49,800
                                                ----------
                                                   331,543
                                                ----------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 35

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

PUBLISHING -- OTHER -- 0.68%
       500  AMERICAN GREETINGS CORP
              (CLASS A)                         $   19,562
     1,000  DONNELLEY (R.R.) & SONS CO              37,250
     1,200  DUN & BRADSTREET CORP                   37,125
       500  HARCOURT GENERAL, INC                   27,375
       700  MCGRAW HILL COS, INC                    51,800
       400  MEREDITH CORP                           14,275
     3,800  TIME WARNER, INC                       235,600
                                                ----------
                                                   422,987
                                                ----------

RAILROAD -- 0.60%
     1,100  BURLINGTON NORTHERN
              SANTA FE CORP                        102,231
     1,500  CSX CORP                                81,000
     2,700  NORFOLK SOUTHERN CORP                   83,193
     1,700  UNION PACIFIC CORP                     106,143
                                                ----------
                                                   372,567
                                                ----------

RESTAURANTS & HOTELS -- 0.85%
     1,100  DARDEN RESTAURANTS, INC                 13,750
     1,700  HILTON HOTELS CORP                      50,575
       800  ITT CORP                                66,300
       900  MARRIOTT INTERNATIONAL, INC             62,325
     4,700  MCDONALDS CORP                         224,425
     1,200  SYSCO CORP                              54,675
     1,050 oTRICON GLOBAL
                RESTAURANTS, INC                    30,515
       900  WENDYS INTERNATIONAL, INC               21,656
                                                ----------
                                                   524,221
                                                ----------

RETAIL -- FOOD -- 0.44%
     1,700  ALBERTSONS, INC                         80,537
     1,900  AMERICAN STORES CO                      39,068
       300  FLEMING COS, INC                         4,031
       400  GIANT FOOD, INC (CLASS A)               13,475
       300  GREAT ATLANTIC & PACIFIC
              TEA CO, INC                            8,906
     1,700 oKROGER CO                               62,793
       400  SUPERVALU, INC                          16,750
     1,000  WINN DIXIE STORES, INC                  43,687
                                                ----------
                                                   269,247
                                                ----------

RETAIL -- GENERAL MERCHANDISE -- 4.89%
     1,000 oAUTOZONE, INC                           29,000
     5,443 oCENDANT CORP                           187,117
       700 oCHARMING SHOPPES, INC                    3,281
       700  CIRCUIT CITY STORES-CIRCUIT
              CITY GROUP                            24,893
     1,400 oCOSTCO COS, INC                         62,475
     1,100  CVS CORP                                70,468
    10,648  DAYTON HUDSON CORP                     718,740
       800  DILLARDS, INC (CLASS A)                 28,200
     1,400 oFEDERATED DEPARTMENT
              STORES, INC                           60,287
     2,850  GAP, INC                               100,996

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     5,000  HOME DEPOT, INC                     $  294,375
     3,300 oK MART CORP                             38,156
     1,900  LIMITED, INC                            48,450
       300  LONGS DRUG STORES CORP                   9,637
     1,200  LOWES COS, INC                          57,225
     1,600  MAY DEPARTMENT STORES CO                84,300
       300  MERCANTILE STORES CO, INC               18,262
       500  NORDSTROM, INC                          30,187
     1,700  PENNEY (J.C.) CO, INC                  102,531
       400  PEP BOYS- MANNY, MOE, &
              JACK CO                                9,550
       800  RITE AID CORP                           46,950
     2,700  SEARS ROEBUCK & CO                     122,175
       300  STRIDE RITE CORP                         3,600
       800  TANDY CORP                              30,850
     1,100  TJX COS, INC                            37,812
     2,000 oTOYS R US, INC                          62,875
    15,600  WAL-MART STORES, INC                   615,225
     3,400  WALGREEN CO                            106,675
       900 oWOOLWORTH CORP                          18,337
                                                ----------
                                                 3,022,629
                                                ----------

TEXTILE & APPAREL -- 0.28%
       500 oFRUIT OF THE LOOM, INC (CLASS A)        12,812
       500  LIZ CLAIBORNE, INC                      20,906
     2,000  NIKE, INC (CLASS B)                     78,500
       400  REEBOK INTERNATIONAL LTD                11,525
       300  RUSSELL CORP                             7,968
       100  SPRING INDUSTRIES, INC                   5,200
       800  VF CORP                                 36,750
                                                ----------
                                                   173,661
                                                ----------

TOBACCO -- 1.30%
    16,700  PHILIP MORRIS COS, INC                 756,718
     1,300  UST, INC                                48,018
                                                ----------
                                                   804,736
                                                ----------

TRUCKERS & SHIPPING -- 0.10%
       300  CALIBER SYSTEM, INC                     14,606
     2,200  LAIDLAW,  INC                           29,975
       500  RYDER SYSTEM, INC                       16,375
                                                ----------
                                                    60,956
                                                ----------

UTILITIES -- ELECTRIC -- 2.24%
     1,300  AMERICAN ELECTRIC
              POWER CO, INC                         67,112
     1,000  BALTIMORE GAS & ELECTRIC CO             34,062
     1,000  CAROLINA POWER & LIGHT CO               42,437
     1,500  CENTRAL & SOUTH WEST CORP               40,593
     1,100  CINERGY CORP                            42,143
     1,600  CONSOLIDATED EDISON CO OF
              NEW YORK, INC                         65,600
     1,300  DOMINION RESOURCES, INC                 55,331
     1,000  DTE ENERGY CO                           34,687
     2,500  DUKE ENERGY CORP                       138,437
     2,800  EDISON INTERNATIONAL CO                 76,125

--------------------------------------------------------------------------------

36 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

UTILITIES -- ELECTRIC -- (Continued)
     1,600  ENTERGY CORP                       $    47,900
     1,000 oFIRSTENERGY CORP                        29,000
     1,300  FPL GROUP, INC                          76,943
       800  GPU, INC                                33,700
     1,710  HOUSTON INDUSTRIES, INC                 45,635
     1,000 oNIAGARA MOHAWK POWER CORP               10,500
       500  NORTHERN STATES POWER CO                29,125
     2,000  PACIFICORP                              54,625
     1,500  PECO ENERGY CO                          36,375
     2,800  PG&E CORP                               85,225
     1,100  PP&L RESOURCES, INC                     26,331
     1,600  PUBLIC SERVICE ENTERPRISE
              GROUP, INC                            50,700
     4,700  SOUTHERN CO                            121,612
     1,612  TEXAS UTILITIES CO                      66,998
     1,500  UNICOM CORP                             46,125
       700  UNION ELECTRIC CO                       30,275
                                               -----------
                                                 1,387,596
                                               -----------

UTILITIES -- GAS & PIPELINE -- 0.64%
       700  COASTAL CORP                            43,356
       400  COLUMBIA GAS SYSTEMS, INC               31,425
       700  CONSOLIDATED NATURAL GAS CO             42,350
       100  EASTERN ENTERPRISES CO                   4,500
     2,100  ENRON CORP                              87,281
       300  NICOR, INC                              12,656
       200  ONEOK, INC                               8,075
       600  PACIFIC ENTERPRISES, INC                22,575
       200  PEOPLES ENERGY CORP                      7,875
       600  SONAT, INC                              27,450
     1,200  TENNECO, INC                            47,400
     2,200  WILLIAMS COS, INC                       62,425
                                               -----------
                                                   397,368
                                               -----------


--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

UTILITIES -- TELEPHONE -- 8.09%
     3,500 oAIRTOUCH
              COMMUNICATIONS, INC               $  145,468
     1,300  ALLTEL CORP                             53,381
     3,800  AMERITECH CORP                         305,900
    19,839  AT & T CORP                          1,215,138
     5,304  BELL ATLANTIC CORP                     482,664
     6,800  BELLSOUTH CORP                         382,925
     1,100  FRONTIER CORP                           26,468
     6,600  GTE CORP                               344,850
     4,700  MCI COMMUNICATIONS CORP                201,218
    13,446  SBC COMMUNICATIONS, INC                984,919
     3,000  SPRINT CORP                            175,875
     3,300  U.S. WEST COMMUNICATIONS
              GROUP, INC                           148,912
     4,200 oU.S. WEST MEDIA GROUP, INC             121,275
    13,711 oWORLDCOM, INC                          414,757
                                               -----------
                                                 5,003,750
                                               -----------
            TOTAL COMMON STOCK
            (COST $59,702,181)                  61,502,274
                                               -----------
            TOTAL PORTFOLIO
            (COST $59,702,181)                 $61,502,274
                                               ===========


   --------------------
 o NON-INCOME PRODUCING

   THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 37

TIAA-CREF MUTUAL FUNDS         STATEMENT OF INVESTMENTS       GROWTH EQUITY FUND
                                  DECEMBER 31, 1997          SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                      VALUE            %
--------------------------------------------------------------------------------

COMMON STOCK
AEROSPACE                         $   596,673        0.93%
AIR TRANSPORTATION                     84,862        0.13
AUTOMOTIVE & RELATED                  280,709        0.44
BANKS                                 547,420        0.85
BEVERAGES                           2,485,643        3.85
BROADCASTERS                        2,139,348        3.32
BUSINESS SERVICES                   1,082,781        1.68
CHEMICALS -- MAJOR                    731,762        1.13
CHEMICALS -- SPECIALTY                267,247        0.41
COMMUNICATION EQUIPMENT
  & SERVICES                        3,393,908        5.26
COMPUTER SERVICE                    4,420,401        6.85
CONGLOMERATES                       2,035,335        3.16
CONSTRUCTION -- MATERIALS
  & BUILDERS                          246,641        0.38
CONTAINERS                             42,149        0.07
COSMETICS                             814,629        1.26
ELECTRICAL EQUIPMENT --
  INSTRUMENTS                         521,989        0.81
ELECTRICAL EQUIPMENT --
  COMPONENTS DIVERSIFIED            3,777,773        5.86
ELECTRICAL EQUIPMENT                3,017,088        4.68
ENVIRONMENTAL CONTROL                 936,230        1.45
FINANCIAL -- MISCELLANEOUS          2,043,453        3.17
FOODS                               1,918,085        2.97
FOREST PRODUCTS                        83,686        0.13
HEALTHCARE -- DRUGS                 6,939,218       10.76
HEALTHCARE -- HOSPITAL SUPPLY         129,312        0.20
HEALTHCARE -- OTHER                 3,125,386        4.85
HEALTHCARE -- SERVICE                 891,845        1.38
HOUSEHOLD -- CONSUMER
  ELECTRONICS                           4,350        0.01
HOUSEHOLD -- DURABLE GOODS            163,873        0.25
HOUSEHOLD -- PRODUCTS               1,825,679        2.83
INSURANCE -- BROKERS & OTHER          212,762        0.33
INSURANCE -- LIFE                     286,073        0.44
INSURANCE -- MULTI-LINE,
  PROPERTY & CASUALTY                 677,277        1.05

--------------------------------------------------------------------------------
                                      VALUE            %
--------------------------------------------------------------------------------

LEISURE TIME                      $ 1,856,304        2.88%
MACHINERY                             367,922        0.57
METALS -- ALUMINUM                     92,475        0.14
METALS -- GOLD                        128,142        0.20
METALS -- NON-FERROUS                  15,300        0.02
METALS -- STEEL                        75,287        0.12
MISCELLANEOUS MATERIALS
  & COMMODITIES                         4,531        0.01
OFFICE EQUIPMENT                    2,702,367        4.19
PAPER                                  74,936        0.12
PETROLEUM -- EXPLORATION
  & PRODUCTION                        325,464        0.51
PETROLEUM -- INTEGRATED               161,460        0.25
PETROLEUM -- SERVICE                2,012,633        3.12
PHOTOGRAPHY                           154,962        0.24
PROPERTY -- REAL ESTATE                 2,737        0.00
PUBLISHING -- NEWSPAPER               333,342        0.52
PUBLISHING -- OTHER                   297,280        0.46
RAILROAD                               46,468        0.07
RESTAURANTS & HOTELS                  847,066        1.31
RETAIL -- FOOD                        430,622        0.67
RETAIL -- GENERAL MERCHANDISE       2,907,014        4.51
TEXTILE & APPAREL                     258,530        0.40
TOBACCO                             1,371,336        2.13
TRUCKERS & SHIPPING                    64,643        0.10
UTILITIES -- ELECTRIC                 116,641        0.18
UTILITIES -- GAS & PIPELINE           267,873        0.42
UTILITIES -- OTHER                     19,200        0.03
UTILITIES -- TELEPHONE              3,147,221        4.88
                                  -----------      ------

TOTAL COMMON STOCK
(COST $63,286,773)                 63,805,343       98.94
                                  -----------      ------
TOTAL PORTFOLIO
(COST $63,286,773)                 63,805,343       98.94

OTHER ASSETS & LIABILITIES, NET       682,097        1.06
                                  -----------      ------
NET ASSETS                        $64,487,440      100.00%
                                  ===========      ======




--------------------------------------------------------------------------------

38 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS         STATEMENT OF INVESTMENTS       GROWTH EQUITY FUND
                                  DECEMBER 31, 1997

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------


COMMON STOCK -- 98.94%
AEROSPACE -- 0.93%
     6,960  BOEING CO                           $  340,605
       300  EG & G, INC                              6,243
       400  GENERAL DYNAMICS CORP                   34,575
     1,100  LOCKHEED MARTIN CORP                   108,350
       300  NORTHROP GRUMMAN CORP                   34,500
     1,300  RAYTHEON CO. (CLASS B)                  65,650
       300 oREMEC, INC                               6,750
                                                ----------
                                                   596,673
                                                ----------

AIR TRANSPORTATION -- 0.13%
       200 oEAGLE USA AIRFREIGHT, INC                5,700
       400 oFEDERAL EXPRESS CORP                    24,425
       700  SOUTHWEST AIRLINES CO                   17,237
       600 oUS AIRWAYS GROUP, INC                   37,500
                                                ----------
                                                    84,862
                                                ----------

AUTOMOTIVE & RELATED -- 0.44%
       800 oAMERICREDIT CORP                        22,150
       400  COOPER TIRE & RUBBER CO                  9,750
       400  DANA CORP                               19,000
       400  EATON CORP                              35,700
       100  ECHLIN, INC                              3,618
       900  GENUINE PARTS CO                        30,543
       800  GOODYEAR TIRE & RUBBER CO               50,900
       900 oLO-JACK CORP                            13,275
       300  MERITOR AUTOMOTIVE, INC                  6,318
       300 oNAVISTAR INTERNATIONAL CORP              7,443
       300  PACCAR, INC                             15,750
       300 oPENSKE MOTORSPORTS, INC                  7,462
       800 oRENTERS CHOICE, INC                     16,400
       400 oSAFESKIN CORP                           22,700
       400  SAFETY-KLEEN CORP                       10,975
       200  SNAP-ON, INC                             8,725
                                                ----------
                                                   280,709
                                                ----------

BANKS -- 0.85%
       800  BARNETT BANKS, INC                      57,500
       100  CAPITAL ONE FINANCIAL CORP               5,418
       600  COMERICA, INC                           54,150
     1,300  FIFTH THIRD BANCORP                    106,275
       600 oIMPERIAL CREDIT INDUSTRIES, INC         12,300
       500  NORWEST CORP                            19,312
       300  REPUBLIC NEW YORK CORP                  34,256
     1,200  SUNTRUST BANKS, INC                     85,650
       300  SYNOVUS FINANCIAL CORP                   9,825
       604  U.S. BANCORP                            67,610
       500  U.S. TRUST CORP                         31,312
     1,000  WASHINGTON MUTUAL, INC                  63,812
                                                ----------
                                                   547,420
                                                ----------

BEVERAGES -- 3.85%
     2,100  ANHEUSER BUSCH COS, INC                 92,400
       300  BROWN FORMAN, INC (CLASS B)             16,575

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

    25,800  COCA COLA CO                       $ 1,718,925
     1,300  COCA COLA ENTERPRISES, INC              46,231
       200  COORS (ADOLPH) CO (CLASS B)              6,650
    16,600  PEPSICO, INC                           604,862
                                                ----------
                                                 2,485,643
                                                ----------

BROADCASTERS -- 3.32%
       400  ACKERLEY GROUP, INC                      6,775
       100 oBET HOLDINGS, INC (CLASS A)              5,462
    27,120  CBS CORP                               798,345
     3,400  COMCAST CORP (CLASS A) SPL             107,312
     7,750 oCOX RADIO, INC (CLASS A)               311,937
       500 oLIN TELEVISION CORP                     27,250
     3,436 oTELE-COMMUNICATIONS, INC
              (CLASS A)                             95,993
     1,300 oVIACOM, INC (CLASS B)                   53,868
    19,415 oWESTWOOD ONE, INC                      720,781
       300 oYOUNG BROADCASTING CORP
              -(CLASS A)                            11,625
                                                ----------
                                                 2,139,348
                                                ----------

BUSINESS SERVICES -- 1.68%
       200 oABACUS DIRECT CORP                       8,200
     1,600 oACCUSTAFF, INC                          36,800
       100 oADMINSTAFF, INC                          2,587
       500 oADVO, INC                                9,750
       600 oALTERNATIVE RESOURCES CORP              13,837
     1,800 oAMERICA ONLINE, INC                    160,537
       700 oAPOLLO GROUP, INC (CLASS A)             33,075
       400  AUTODESK, INC                           14,800
       800  BLOCK (H&R), INC                        35,850
       100 oBRYLANE, INC                             4,925
       200 oCARIBINER INTERNATIONAL, INC             8,900
       500 oCATALINA MARKETING CORP                 23,125
       200 oCIBER, INC                              11,600
     1,700  COGNIZANT CORP                          75,756
       700 oCOMPUTER HORIZONS CORP                  31,500
       100 oCOMPUTER LEARNING
             CENTERS, INC                            6,125
     1,700 oCORRECTIONS CORP OF AMERICA             63,006
       500 oDATA TRANSMISSION
              NETWORK CORP                          14,000
       500  DELUXE CORP                             17,250
       800 oDEVRY, INC                              25,500
       200 oDIALOGIC CORP                            8,750
       600 oEDUCATION MANAGEMENT CORP               18,600
       300 oENCAD, INC                               8,250
       200 oEQUITY CORP
             INTERNATIONAL                           4,625
     1,000 oFORE SYSTEMS, INC                       15,250
       400 oHA-LO INDUSTRIES, INC                   10,400
       200  HARLAND (JOHN H.) CO                     4,200
       400  HUNT CORP                                9,475
       600 oINDUSTRI-MATEMATIK
             INTERNATIONAL CORP                     17,700



--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 39

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------


BUSINESS SERVICES -- (Continued)
     1,000  INTERPUBLIC GROUP OF COS, INC        $  49,812
       400  LAMAR ADVERTISING CO.
             (CLASS A)                              15,900
       400 oMANUGISTICS GROUP, INC                  17,850
       300  NATIONAL SERVICE
             INDUSTRIES, INC                        14,868
     1,100 oNFO WORLDWIDE, INC                      23,031
       500 oNOVA CORP/GA                            12,500
       600  OMNICOM GROUP, INC                      25,425
       400 oOUTDOOR SYSTEMS, INC                    15,350
       500 oREMEDY CORP                             10,500
     2,100  SERVICE CORP INTERNATIONAL              77,568
       400  SNYDER COMMUNICATIONS, INC              14,600
       400 oSOURCE SERVICES CORP                     8,650
       300 oSTAFFMARK, INC                           9,487
       500 oSYLVAN LEARNING SYSTEMS, INC            19,500
       400 oTHERMOLASE CORP                          4,200
       300 oUNITED STATIONERS, INC                  14,437
       400 oUSCS INTERNATIONAL, INC                  6,800
       200 oVOLT INFORMATION
             SCIENCES, INC                          10,775
       200 oWACKENHUT CORRECTIONS CORP               5,375
       500 oWIND RIVER SYSTEMS, INC                 19,843
       500  WORLD ACCESS, INC                       11,937
                                                ----------
                                                 1,082,781
                                                ----------

CHEMICALS -- MAJOR -- 1.13%
       300  AIR PRODUCTS & CHEMICALS, INC           24,675
     2,700  DU PONT (E.I.) DE NEMOURS & CO         162,168
       400  EASTMAN CHEMICAL CO                     23,825
       300  GOODRICH (B.F.) CO                      12,431
       800  HERCULES, INC                           40,050
     5,800  MONSANTO CO                            243,600
       500  PPG INDUSTRIES, INC                     28,562
     1,300  PRAXAIR, INC                            58,500
     1,400 oQUINTILES TRANSNATIONAL CORP            53,550
       300  ROHM & HAAS CO                          28,725
       960  SOLUTIA, INC                            25,620
       700  UNION CARBIDE CORP                      30,056
                                                ----------
                                                   731,762
                                                ----------

CHEMICALS -- SPECIALTY -- 0.41%
     1,600  CROMPTON & KNOWLES CORP                 42,400
       500  ECOLAB, INC                             27,718
       800  ENGELHARD CORP                          13,900
       300  FOSTER WHEELER CORP                      8,118
       600  GRACE (W.R.) & CO                       48,262
       300  GREAT LAKES CHEMICAL CORP               13,462
       400  MALLINCKRODT, INC                       15,200
       700  MORTON INTERNATIONAL, INC               24,062
       400  NALCO CHEMICAL CORP                     15,825
       800  RAYCHEM CORP                            34,450
       600  SIGMA ALDRICH CORP                      23,850
                                                ----------
                                                   267,247
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                          VALUE
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT
& SERVICES -- 5.26%
       900 o360 COMMUNICATIONS CO               $   18,168
     2,700 o3COM CORP                               94,331
     1,100 oADVANCED FIBRE
             COMMUNICATIONS                         32,037
       800 oANDREW CORP                             19,200
       300 oAPAC TELESERVICES, INC                   4,050
     3,750 oASCEND COMMUNICATIONS, INC              91,875
       200 oASPECT DEVELOPMENT, INC                 10,400
     1,300 oCABLETRON SYSTEMS, INC                  19,500
       300 oCELLSTAR CORP                            5,962
       600 oCELLULAR COMMUNICATIONS
             INTERNATIONAL, INC                     28,050
     1,000 oCIENA CORP                              61,125
    18,720 oCISCO SYSTEMS, INC                   1,043,640
       300 oCOHERENT COMMUNICATIONS
             SYSTEMS CORP                            8,362
     1,900  CORNING, INC                            70,537
       200 oDAVOX CORP                               6,525
     1,000 oDIGITAL MICROWAVE CORP                  14,500
       700 oDSC COMMUNICATIONS CORP                 16,800
       400  EDIFY CORP                               7,500
       400 oEMMIS BROADCASTING
             CORP (CLASS A)                         18,250
     5,950 oERICSSON TELEFON (LM)
             SERIES B ADR                          222,009
     9,380  GLOBALSTAR
             TELECOMMUNICATIONS LTD                460,792
       400  HARRIS CORP                             18,350
       100 oI2 TECHNOLOGIES, INC                     5,275
       500 oLEVEL ONE COMMUNICATIONS, INC           14,125
       100 oLHS GROUP INC                            5,975
     6,900  LUCENT TECHNOLOGIES, INC               551,137
       300 oMASTEC, INC                              6,862
       300 oNATURAL MICROSYSTEMS CORP               13,950
     2,100  NORTHERN
             TELECOMMUNICATIONS LTD (U.S.)         186,900
     1,600 oNOVELL, INC                             12,000
     1,000 oP-COM, INC                              17,250
     1,400 oPAGING NETWORK, INC                     15,050
     1,500 oPAIRGAIN TECHNOLOGIES, INC              29,062
       200 oPREMISYS COMMUNICATIONS, INC             5,225
       600 oQUALCOMM, INC                           30,300
       400 oROMAC INTERNATIONAL,INC                  9,775
       500  SCIENTIFIC-ATLANTA, INC                  8,375
       300 oSIEBEL SYSTEMS, INC                     12,543
       900 oSITEL CORP                               8,212
       500  SUPERIOR SERVICES, INC                  14,437
     1,964 oTELECOM-TCI VENTURES
             GROUP (CLASS A)                        55,605
     1,700 oTELLABS, INC                            89,887
       600 oUNITED VIDEO SATELLITE
             GROUP, INC                             17,250

--------------------------------------------------------------------------------

40 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT
& SERVICES -- (Continued)
     1,000 oVANGUARD CELLULAR
             SYSTEMS, INC                       $   12,750
                                                ----------
                                                 3,393,908
                                                ----------

COMPUTER SERVICE -- 6.85%
       500 oACTEL CORP                               6,312
       700 oACTIVISION, INC                         12,512
     6,950 oADAPTEC, INC                           258,018
     1,100 oADC TELECOMMUNICATIONS, INC             45,925
       700  ADOBE SYSTEMS, INC                      28,875
       300  ARBOR SOFTWARE CORP                     12,150
     2,500  AUTOMATIC DATA
             PROCESSING, INC                       153,437
     2,200 oBAY NETWORKS, INC                       56,237
       300 oBELL & HOWELL CO                         7,256
       700 oBISYS GROUP, INC                        23,275
     1,000 oBMC SOFTWARE, INC                       65,625
       600  BOOLE & BABBAGE, INC                    17,925
       700 oBOSTON TECHNOLOGY, INC                  17,587
       900 oC-CUBE MICROSYSTEMS, INC                14,681
     1,100 oCADENCE DESIGN SYSTEMS, INC             26,950
     1,000 oCAMBRIDGE TECHNOLOGY
             PARTNERS, INC                          41,625
       200 oCDW COMPUTER CENTERS, INC               10,425
     1,600 oCERIDIAN CORP                           73,300
       200 oCITRIX SYSTEMS, INC                     15,200
     1,800 oCOMPUSA, INC                            55,800
    12,955  COMPUTER ASSOCIATES
             INTERNATIONAL, INC                    684,995
       600 oCOMPUTER SCIENCES CORP                  50,100
     2,000 oCOMPUWARE CORP                          64,000
       700 oCSG SYSTEMS INTERNATIONAL, INC          28,000
       200 oDOCUMENTUM, INC                          8,425
     3,200  ELECTRONIC DATA SYSTEMS CORP           140,600
     5,200 oEMC CORP                               142,675
     4,000  FIRST DATA CORP                        117,000
       500 oHARBINGER CORP.                         14,062
     2,340  HBO & CO                               112,320
       300  HEALTHPLAN SERVICES CORP.                6,300
       100 oHMT TECHNOLOGY CORP                      1,300
       400 oHNC SOFTWARE                            17,200
       300 oHYPERION SOFTWARE CORP                  10,725
       500  IDENTIX, INC                             4,812
       300 oINTERGRAPH CORP                          3,000
       600 oINTERSOLV, INC                          12,150
       600 oINTUIT, INC                             24,750
       200 oJDA SOFTWARE GROUP, INC                  7,000
     1,800 oKEANE, INC                              73,125
     1,100 oLEARNING CO, INC                        17,668
       200 oLEARNING TREE
             INTERNATIONAL, INC                      5,775
       300 oLEGATO SYSTEMS, INC                     13,200
       400 oLYCOS, INC                              16,550

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     1,500 oMICROCHIP TECHNOLOGY, INC           $   45,000
     9,200 oMICROSOFT CORP                       1,189,100
     8,200 oORACLE CORP                            182,962
     1,400 oPARAMETRIC TECHNOLOGY CORP              66,325
     1,400 oPEOPLESOFT, INC                         54,600
       200 oPIXAR INC                                4,325
       800 oPLATINUM TECHNOLOGY, INC                22,600
       400 oPLEXUS CORP                              5,950
       900 oSECURITY DYNAMICS
             TECHNOLOGIES, INC                      32,175
       200  SHARED MEDICAL SYSTEMS CORP             13,200
       900 oSTERLING COMMERCE, INC                  34,593
       900 oSTRUCTURAL DYNAMICS
             RESEARCH CORP                          20,250
     1,530 oSYNOPSYS, INC                           54,712
       400 oSYSTEMS & COMPUTER
             TECHNOLOGY CORP                        19,850
       300 oTECHNOLOGY SOLUTIONS CO                  7,912
       700 oTRANSACTION SYSTEM
             ARCHITECTURE                           26,600
       700 oVERITAS SOFTWARE CORP                   35,700
       500 oVIASOFT, INC                            21,125
       600 oVISIO CORP                              23,025
       600 oYAHOO, INC                              41,550
                                                ----------
                                                 4,420,401
                                                ----------

CONGLOMERATES -- 3.16%
     4,600  ALLIED SIGNAL, INC                     179,112
       900 oBLYTH INDUSTRIES, INC                   26,943
       800 oCONCORD EFS, INC                        19,900
     1,000 oCOPYTELE, INC                            3,500
       300  CRANE CO                                13,012
       500  ITT INDUSTRIES, INC                     15,687
       400  JOHNSON CONTROLS, INC                   19,100
       500  LOEWS CORP                              53,062
     3,000  MINNESOTA MINING &
             MANUFACTURING CO                      246,187
       300  TEXTRON, INC                            18,750
       200  TRW, INC                                10,675
    28,130  TYCO INTERNATIONAL LTD               1,267,608
     1,900  UNITED TECHNOLOGIES CORP               138,343
       900  WHITMAN CORP                            23,456
                                                ----------
                                                 2,035,335
                                                ----------

CONSTRUCTION -- MATERIALS &
BUILDERS -- 0.38%
       200  CENTEX CORP                             12,587
     1,300 oCHAMPION ENTERPRISES, INC               26,731
       700  FASTENAL CO                             26,775
     2,000 oGREY WOLF, INC                          10,750
       200  KAUFMAN & BROAD HOME CORP                4,487
       900  MASCO CORP                              45,787
       900  OAKWOOD HOMES CORP                      29,868
       600  OWENS CORNING CO                        20,475
       100  PULTE CORP                               4,181

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 41

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------


CONSTRUCTION -- MATERIALS &
BUILDERS -- (Continued)
       200  SERVICE EXPERTS, INC                $    5,725
       900  SHERWIN-WILLIAMS CO                     24,975
       700 oUSG CORP                                34,300
                                                ----------
                                                   246,641
                                                ----------

CONTAINERS -- 0.07%
       200  BALL CORP                                7,062
       700  CROWN CORK & SEAL CO, INC               35,087
                                                ----------
                                                    42,149
                                                ----------

COSMETICS -- 1.26%
       300  ALBERTO CULVER CO (CLASS B)              9,618
     1,500  AVON PRODUCTS, INC                      92,062
     6,000  GILLETTE CO                            602,625
       900  INTERNATIONAL FLAVORS
             & FRAGRANCES, INC                      46,350
     1,000  LAUDER (ESTEE) CO (CLASS A)             51,437
       300  NU SKIN ASIA PACIFIC, INC
             (CLASS A)                               5,475
       200 oREVLON, INC (CLASS A)                    7,062
                                                ----------
                                                   814,629
                                                ----------

ELECTRICAL EQUIPMENT -- INSTRUMENTS -- 0.81%
     6,150 oAPPLIED MATERIALS, INC                 185,268
       400 oBERG ELECTRICS CORP                      9,100
       600 oELECTRONICS FOR IMAGING, INC             9,975
       700 oGENRAD, INC                             21,131
     6,250 oKLA-TENCOR CORP                        241,406
       600 oKULICHE & SOFFA
             INDUSTRIES, INC                        11,175
       700 oNIMBUS CD INTERNATIONAL, INC             7,525
       400  PERKIN-ELMER CORP                       28,425
       100 oSANDISK CORP.                            2,031
       150  TEKTRONIX, INC                           5,953
                                                ----------
                                                   521,989
                                                ----------

ELECTRICAL EQUIPMENT --
COMPONENTS DIVERSIFIED -- 5.86%
       800 oADVANCED MICRO DEVICES, INC             14,350
    10,187 oALTERA CORP                            337,444
       900  AMP, INC                                37,800
       400 oANADIGICS, INC                          12,050
       500 oANALOG DEVICES, INC                     13,843
       100 oASYST TECHNOLOGIES, INC                  2,175
       900 oATMEL CORP                              16,706
       366 oCOMMSCOPE, INC                           4,918
       700 oCOMPUTER PRODUCTS, INC                  15,837
       700 oCOMVERSE TECHNOLOGY, INC                27,300
       500 oDII GROUP, INC                          13,625
       600 oETEC SYSTEMS, INC                       27,900
       275 oGENERAL SEMICONDUCTOR, INC               3,179
       100 oHUTCHINSON TECHNOLOGY, INC               2,187
       400  INNOVEX, INC                             9,175

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

       300 oINTEGRATED CIRCUIT
             SYSTEMS, INC                       $    8,550
    20,890  INTEL CORP                           1,467,522
       200 oJABIL CIRCUIT, INC                       7,950
       700 oKENT ELECTRONICS CORP                   17,587
       200 oLATTICE SEMICONDUCTOR CORP               9,475
     7,389  LINEAR TECHNOLOGY CO                   425,791
     1,200 oLSI LOGIC CORP                          23,700
     2,000 oMAXIM INTEGRATED PRODUCTS               69,000
    15,100 oMICRON TECHNOLOGY, INC                 392,600
     5,700  MOTOROLA, INC                          325,256
       500 oMRV COMMUNICATIONS, INC                 11,937
       500 oNATIONAL SEMICONDUCTOR CORP             12,968
     1,100 oNEXTLEVEL SYSTEMS, INC                  19,662
       500 oPLANTRONICS, INC                        20,000
       700 oPMC-SIERRA, INC                         21,700
       200 oRAMBUS, INC                              9,150
       800  RAMTRON INTERNATIONAL CORP               4,450
       500 oROBOTIC VISION SYSTEMS, INC              5,750
       500 oSANMINA CORP                            33,875
       100 oSEMTECH CORP                             3,912
       200 oSIPEX CORP                               6,050
       600 oSMART MODULAR
             TECHNOLOGIES, INC                      13,800
       200 oTEKELEC                                  6,100
     4,100  TEXAS INSTRUMENTS, INC                 184,500
       900 oUNIPHASE CORP                           37,237
       600 oUNITRODE CORP                           12,900
     1,000 oVITESSE SEMICONDUCTOR CORP              37,750
       400 oWATERS CORP                             15,050
     1,000 oXILINX, INC                             35,062
                                                ----------
                                                 3,777,773
                                                ----------

ELECTRICAL EQUIPMENT -- 4.68%
       900 oCHS ELECTRONICS, INC                    15,412
     2,400  EMERSON ELECTRIC CO                    135,450
    37,235  GENERAL ELECTRIC CO                  2,732,289
       300  GENERAL SIGNAL CORP                     12,656
       300  GRAINGER (W.W.), INC                    29,156
     1,000  HONEYWELL, INC                          68,500
       300 oMICREL, INC                              8,400
       300 oSPECTRIAN CORP                           5,775
       200  THOMAS & BETTS CORP                      9,450
                                                ----------
                                                 3,017,088
                                                ----------

ENVIRONMENTAL CONTROL -- 1.45%
       900 oALLIED WASTE INDUSTRIES, INC            20,981
     1,000  BROWNING FERRIS
             INDUSTRIES, INC                        37,000
       300  DBT ONLINE, INC                          7,481
       200  INFORMATION MANAGEMENT
             RESOURCES, INC                          7,500
       600 oINTERNATIONAL NETWORK
             SERVICES                               13,875
       200 oREGISTRY (THE), INC                      9,175

--------------------------------------------------------------------------------

42 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL -- (Continued)
     3,400 oREPUBLIC INDUSTRIES, INC            $   79,262
       300  SPLASH TECHNOLOGY
             HOLDINGS, INC                           6,750
    17,325 oU.S.A. WASTE SERVICES, INC             680,006
     2,200  WASTE MANAGEMENT, INC                   60,500
       400  WHITTMAN HART, INC                      13,700
                                                ----------
                                                   936,230
                                                ----------

FINANCIAL -- MISCELLANEOUS -- 3.17%
       500  AAMES FINANCIAL CORP                     6,468
     3,800  AMERICAN EXPRESS CO                    339,150
       600 oAMRESCO, INC                            18,150
       300  BENEFICIAL CORP                         24,937
       400  CASE CORP                               24,175
     1,100 oCATELLUS DEVELOPMENT CORP               22,000
       200 oCONTIFINANCIAL CORP                      5,037
       200  COUNTRYWIDE CREDIT
             INDUSTRIES, INC                         8,575
       400 oE TRADE GROUP, INC                       9,200
       400 oENVOY CORP                              11,650
    10,300  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                           587,743
       600 oFIRSTPLUS FINANCIAL GROUP, INC          23,025
       400  FRANKLIN RESOURCES, INC                 34,775
     5,400  FREDDIE MAC                            226,462
       900 oGARTNER GROUP, INC (CLASS A)            33,525
     3,200  GREEN TREE FINANCIAL CORP               83,800
       700  HOUSEHOLD INTERNATIONAL, INC            89,293
       500 oIMC MORTGAGE CO                          5,937
       100 oITT EDUCATIONAL SERVICES, INC            2,231
     4,050  MBNA CORP                              110,615
     1,800  MERRILL LYNCH & CO, INC                131,287
       800  MORGAN STANLEY, DEAN WITTER,
             DISCOVER                               47,300
       200 oPAYMENTECH, INC                          2,950
     2,100  SCHWAB (CHARLES) CORP                   88,068
       600  SLM HOLDING CORP                        83,475
       200 oSOUTHERN PACIFIC FUNDING CORP            2,625
     1,000  THE MONEY STORE, INC                    21,000
                                                ----------
                                                 2,043,453
                                                ----------

FOODS -- 2.97%
     3,150  ARCHER DANIELS MIDLAND CO               68,315
     1,200  BESTFOODS, INC                         129,300
     2,600  CAMPBELL SOUP CO                       151,125
     4,300  CONAGRA, INC                           141,093
     1,300  GENERAL MILLS, INC                      93,112
     2,000 oGENERAL NUTRITION COS, INC              68,000
     2,500  HEINZ (H.J.) CO                        127,031
     1,300  HERSHEY FOODS CORP                      80,518
     2,900  KELLOGG CO                             143,912
     1,000  NATURES SUNSHINE PRODUCTS, INC          26,000
       400 oNBTY, INC                               13,350

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

       700  PIONEER-HI-BRED
             INTERNATIONAL, INC                $    75,075
       700  QUAKER OATS CO                          36,925
       900  RALSTON PURINA CO                       83,643
     3,900  SARA LEE CORP                          219,618
       500 oSUIZA FOODS CORP                        29,781
       400 oTHE CHEESECAKE FACTORY CO               12,200
       600 oTWINLAB CORP                            14,850
     5,200  UNILEVER NV - NY SHARES                324,675
     1,000  WRIGLEY (WM) JR CO                      79,562
                                                ----------
                                                 1,918,085
                                                ----------

FOREST PRODUCTS -- 0.13%
       500  CHAMPION INTERNATIONAL CORP             22,656
       500  GEORGIA PACIFIC CORP
             (PAC GROUP)                            30,375
       500 oGEORGIA-PACIFIC CORP
             (TIMBER GROUP)                         11,343
       600  WILLAMETTE INDUSTRIES, INC              19,312
                                                ----------
                                                    83,686
                                                ----------

HEALTHCARE -- DRUGS -- 10.76%
       900 oADVANCED TISSUE SCIENCE CO              11,137
       600 oAFFYMETRIX, INC                         18,675
       800 oAGOURON PHARMACEUTICALS, INC            23,500
       500  ALGOS PHARMACEUTICAL CORP               15,000
       400  ALLERGAN, INC                           13,425
       700 oALZA CORP                               22,268
     7,300  AMERICAN HOME PRODUCTS CORP            558,450
     3,000 oAMGEN, INC                             162,375
       200 oBARR LABORATORIES, INC                   6,825
     1,000 oBIO-TECHNOLOGY GENERAL CORP             10,750
     1,100 oBIOGEN, INC                             40,012
       300  BIOMATRIX, INC                           9,000
     8,200  BRISTOL MYERS SQUIBB CO                775,925
     1,300 oCENTOCOR, INC                           43,225
       800 oCOLUMBIA LABORATORIES, INC              12,700
       600 oCOR THERAPEUTICS, INC                   13,500
     1,000 oCREATIVE BIOMOLECULES, INC               7,375
       735 oCRESCENDO
             PHARMACEUTICALS CORP                    8,498
       700 oCYGNUS, INC                             13,912
     1,200 oDURA PHARMACEUTICALS, INC               55,050
       700 oENZO BIOCHEMICAL, INC                   10,237
     1,900 oGENSIA SICOR, INC                       11,043
    17,700  GUILFORD PHARMACEUTICALS, INC          356,212
       500 oHUMAN GENOME SCIENCES, INC              19,875
       900 oICOS CORP                               16,481
       500 oIDEC PHARMACEUTICALS CORP               17,187
       500 oINCYTE PHARMACEUTICALS, INC             22,500
       400  INHALE THERAPEUTIC SYSTEMS              10,400
       900 oISIS PHARMACEUTICALS, INC               11,081
       600  JONES MEDICAL INDUSTRIES, INC           22,950
     1,000 oLIGAND PHARMACEUTICALS CO
             (CLASS A)                              12,875


--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 43

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- DRUGS -- (Continued)
    10,000  LILLY (ELI) & CO                    $  696,250
       400 oMEDICIS PHARMACEUTICAL
             CORP (CLASS A)                         20,450
       600 oMEDIMMUNE, INC                          25,725
    13,800  MERCK & CO, INC                      1,466,250
       700 oNEXSTAR PHARMACEUTICALS, INC             7,962
    17,050  PFIZER, INC                          1,271,290
     2,900  PHARMACIA & UPJOHN, INC                106,212
       300 oPROTEIN DESIGN
             LABORATORIES, INC                      12,000
       400 oSANGSTAT MEDICAL CORP                   16,200
     8,000  SCHERING-PLOUGH CORP                   497,000
       700 oSEPRACOR, INC                           28,043
       300  THERAGENICS CORP                        10,800
       700 oVERTEX PHARMACEUTICALS, INC             23,100
       800 oVICAL, INC                               9,600
     2,700  WARNER-LAMBERT CO                      334,800
     2,500 oWATSON PHARMACEUTICALS, INC             81,093
                                                ----------
                                                 6,939,218
                                                ----------

HEALTHCARE -- HOSPITAL SUPPLY -- 0.20%
       600 oAMERISOURCE HEALTH CORP
             (CLASS A)                              34,950
     1,100  CARDINAL HEALTH, INC                    82,637
       400  U.S. SURGICAL CORP                      11,725
                                                ----------
                                                   129,312
                                                ----------

HEALTHCARE -- OTHER -- 4.85%
     7,700  ABBOTT LABORATORIES CO                 504,831
       500 oACCESS HEALTH, INC                      14,687
       500 oARTERIAL VASCULAR
             ENGINEERING, INC                       32,500
       300  BARD (C.R.), INC                         9,393
       300  BAUSCH & LOMB, INC                      11,887
     2,400  BAXTER INTERNATIONAL, INC              121,050
     1,100  BECTON DICKINSON & CO                   55,000
     1,200  BIOMET, INC                             30,750
     1,600 oBOSTON SCIENTIFIC CORP                  73,400
       300 oCOOPER COMPANIES, INC                   12,262
       400 oCURATIVE HEALTH SERVICES, INC           12,150
       200 oCYTYC CORP                               4,975
    18,725  DENTSPLY INTERNATIONAL, INC            571,112
     1,500  GUIDANT CORP                            93,375
       400 oGULF SOUTH MEDICAL
             SUPPLY, INC                            14,900
       400 oHOLOGIC, INC                             8,275
     1,000 oIMATRON, INC                             2,312
    14,800  JOHNSON & JOHNSON CO                   974,950
       300 oMEDQUIST, INC                           10,425
     4,700  MEDTRONIC, INC                         245,868
       400  MILLIPORE CORP                          13,575
       300 oMINIMED, INC                            11,662
       900 oNEOPATH, INC                            11,700
       600  ORGANOGENESIS, INC                      15,825

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     1,000  PALL CORP                           $   20,687
       500 oPATHOGENESIS CORP                       18,562
       264 oPHARMERICA, INC                          2,832
     1,000 oPHYSICIAN SALES & SERVICE, INC          21,500
       800 oPHYSIO-CONTROL
             INTERNATIONAL CORP                     12,700
       700 oRESPIRONICS, INC                        15,662
       600 oSOFAMOR DANEK GROUP, INC                39,037
       200 oSPINE-TECH, INC                         10,287
     1,100 oST. JUDE MEDICAL, INC                   33,550
       900  STAAR SURGICAL CO                       15,468
       900 oSTERIS CORP                             43,425
       500 oTHERMO CARDIOSYSTEMS, INC               13,375
       900 oVIVUS, INC                               9,562
     2,000  ZILA, INC                               11,875
                                                ----------
                                                 3,125,386
                                                ----------

HEALTHCARE -- SERVICE -- 1.38%
       200  ALTERNATIVE LIVING
             SERVICES, INC                           5,912
       600 oBEVERLY ENTERPRISES, INC (NEW)           7,800
       200  CAREMATRIX CORP                          5,750
     3,700  COLUMBIA/HCA
             HEALTHCARE CORP                       109,612
     1,600 oCOVANCE, INC                            31,800
       900  FIRST HEALTH GROUP CORP                 46,012
     2,400 oFOUNDATION HEALTH
             SYSTEMS (CLASS A)                      53,700
     1,300 oHEALTH MANAGEMENT
             ASSOCIATES, INC                        32,825
     3,500 oHEALTHSOUTH CORP                        97,125
       900 oHUMANA, INC                             18,675
       800 oLINCARE HOLDINGS, INC                   45,600
       400 oMAGELLAN HEALTH
             SERVICES, INC                           8,600
       400  MANOR CARE, INC                         14,000
       100 oMEDIQ, INC                               1,112
     2,000 oMEDPARTNERS, INC                        44,750
     1,100 oMID ATLANTIC MEDICAL
             SERVICES, INC                          14,025
       500 oNATIONAL SURGERY
             CENTERS, INC                           13,125
       900 oORTHODONTIC CENTERS OF
             AMERICA, INC                           14,962
     1,200 oOXFORD HEALTH PLANS, INC                18,675
       300 oPEDIATRIX MEDICAL GROUP, INC            12,825
     1,800 oPHYCOR, INC                             48,600
       700 oPRIME MEDICAL SERVICES, INC              9,668
       600 oRENAL CARE GROUP, INC                   19,200
       600 oRENAL TREATMENT CENTERS, INC            21,675
       400 oRES-CARE, INC                           11,600
       200  SABRATEK CORP                            5,750
     1,700 oTENET HEALTHCARE CORP                   56,312
     1,100 oTOTAL RENAL CARE
             HOLDINGS, INC                          30,250

--------------------------------------------------------------------------------

44 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- SERVICE -- (Continued)
       500 oTRANSITION SYSTEMS, INC             $   11,062
     1,100  UNITED HEALTHCARE CORP                  54,656
       800 oVENCOR, INC                             19,550
       300 oVISX, INC                                6,637
                                                ----------
                                                   891,845
                                                ----------

HOUSEHOLD -- CONSUMER ELECTRONICS -- 0.01%
       800 oZENITH ELECTRONICS CORP                  4,350
                                                ----------

HOUSEHOLD -- DURABLE GOODS -- 0.25%
       500  BLACK & DECKER CORP                     19,531
       100 oBUSH INDUSTRIES, INC (CLASS A)           2,600
       200 oCORT BUSINESS SERVICES CORP              7,962
       200  LIBBEY, INC                              7,575
       500  MAYTAG CO                               18,656
     1,300  NEWELL COS, INC                         55,250
       300  ROYAL APPLIANCE
             MANUFACTURING CO                        1,987
       600  STANLEY WORKS CO                        28,312
       400  WHIRLPOOL CORP                          22,000
                                                ----------
                                                   163,873
                                                ----------

HOUSEHOLD -- PRODUCTS -- 2.83%
     1,400 oBRIGHTPOINT, INC                        19,425
       200 oCHURCH & DWIGHT CO, INC                  5,612
       800  CLOROX CO                               63,250
     2,700  COLGATE PALMOLIVE CO                   198,450
     1,200  DIAL CORP                               24,975
       200  FIRST BRANDS CORP                        5,387
     5,100  KIMBERLY-CLARK CORP                    251,493
    15,200  PROCTER & GAMBLE CO                  1,213,150
     1,200  RUBBERMAID, INC                         30,000
       500  TUPPERWARE CORP                         13,937
                                                ----------
                                                 1,825,679
                                                ----------

INSURANCE -- BROKERS & OTHER -- 0.33%
       600 oABR INFORMATION
             SERVICES, INC                          14,325
       300 oBLANCH (E.W.) HOLDINGS, INC             10,331
       500 oCCC INFORMATION SERVICES
             GROUP, INC                              9,875
       130 oCHOICEPOINT, INC                         6,207
     1,300  EQUIFAX, INC                            46,068
       100 oINSIGNIA FINANCIAL GROUP, INC            2,300
     1,300  MARSH & MCLENNAN COS, INC               96,931
       400  MBIA, INC                               26,725
                                                ----------
                                                   212,762
                                                ----------

INSURANCE -- LIFE -- 0.44%
       900  AON CORP                                52,762
     1,000  CONSECO, INC                            45,437
       400  JEFFERSON-PILOT CORP                    31,150
       200  PROVIDIAN FINANCIAL CORP                 9,037
     1,650  SUNAMERICA, INC                         70,537

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

       800  TORCHMARK CORP                      $   33,650
       800  UNUM CORP                               43,500
                                                ----------
                                                   286,073
                                                ----------

INSURANCE -- MULTI-LINE, PROPERTY
& CASUALTY -- 1.05%
       100  AFLAC, INC                               5,112
     2,000  AMERICAN INTERNATIONAL
             GROUP, INC                            217,500
       500  GENERAL REINSURANCE CORP               106,000
       700  MGIC INVESTMENT CORP                    46,550
       400  TRANSAMERICA CORP                       42,600
     4,817  TRAVELERS GROUP, INC                   259,515
                                                ----------
                                                   677,277
                                                ----------

LEISURE TIME -- 2.88%
       300  ACTION PERFORMANCE
             COS, INC                               11,362
       100 oANCHOR GAMING CO                         5,575
       500  BRUNSWICK CORP                          15,156
       700 oCAPSTAR HOTEL CO                        24,018
    15,710  CARNIVAL CORP (CLASS A)                869,941
     6,900  DISNEY (WALT) CO                       683,531
       900  DOVER DOWNS
             ENTERTAINMENT, INC                     20,643
       500 oFLORIDA PANTHERS
             HOLDINGS, INC                           8,625
       700 oGTECH HOLDINGS CORP                     22,356
       600 oHARRAHS ENTERTAINMENT, INC              11,325
       300  HASBRO, INC                              9,450
       500 oINTERSTATE HOTELS CO                    17,531
       300  JOSTENS, INC                             6,918
     2,700  MATTEL, INC                            100,575
       100 oMIDWAY GAMES, INC                        1,818
       700 oREGAL CINEMAS, INC                      19,512
       500 oSPEEDWAY MOTORSPORTS, INC               12,406
       600 oVAIL RESORTS, INC                       15,562
                                                ----------
                                                 1,856,304
                                                ----------

MACHINERY -- 0.57%
       200  AEROQUIP-VICKERS, INC                    9,812
       200  BRIGGS & STRATTON CORP                   9,712
       200  CINCINNATI MILACRON, INC                 5,187
       900 oCOGNEX CORP                             24,525
       700 oDELTA & PINE LAND CO                    21,350
     1,000  DOVER CORP                              36,125
       200 oFMC CORP                                13,462
       200  HARNISCHFEGER INDUSTRIES, INC            7,062
       800  ILLINOIS TOOL WORKS, INC                48,100
       900  INGERSOLL-RAND CO                       36,450
       300 oINTEGRATED PROCESS
             EQUIPMENT CORP                          4,725
     2,000 oNOVELLUS SYSTEMS, INC                   64,625
       600  PARKER-HANNIFIN CORP                    27,525


--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 45

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------


MACHINERY -- (Continued)
     1,100 oTHERMO ELECTRON CORP                $   48,950
       300  TIMKEN CO                               10,312
                                                ----------
                                                   367,922
                                                ----------

METALS -- ALUMINUM -- 0.14%
       800  ALCAN ALUMINIUM CO LTD (U.S.)           22,100
     1,000  ALUMINUM CO OF AMERICA                  70,375
                                                ----------
                                                    92,475
                                                ----------

METALS -- GOLD -- 0.20%
     2,100  BARRICK GOLD CORP                       39,112
     1,400  BATTLE MOUNTAIN GOLD CO                  8,225
       900 oECHO BAY MINES LTD (U.S.)                2,193
     1,600  FREEPORT-MCMORAN COPPER
             & GOLD INC (CLASS B)                   25,200
     1,300  NEWMONT MINING CORP                     38,187
     1,200  PLACER DOME, INC                        15,225
                                                ----------
                                                   128,142
                                                ----------

METALS -- NON-FERROUS -- 0.02%
       900  INCO LTD CO                             15,300
                                                ----------

METALS -- STEEL -- 0.12%
     1,400  ALLEGHENY TELEDYNE, INC                 36,225
       300 oARMCO, INC                               1,481
       600 oBETHLEHEM STEEL CORP                     5,175
       500  NUCOR CORP                              24,156
       500  WORTHINGTON INDUSTRIES, INC              8,250
                                                ----------
                                                    75,287
                                                ----------

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.01%
       500 oOAKLEY, INC                              4,531
                                                ----------

OFFICE EQUIPMENT -- 4.19%
       100 oAPPLIED GRAPHICS
             TECHNOLOGIES, INC                       5,325
     1,400 oASPECT
             TELECOMMUNICATIONS CORP                29,225
       900  AVERY DENNISON CORP                     40,275
     7,417  COMPAQ COMPUTER CORP                   418,596
       200 oCONSOLIDATED GRAPHICS, INC               9,325
     3,000 oDELL COMPUTER CORP                     252,000
       900 oDIGITAL EQUIPMENT CORP                  33,300
     9,000  HEWLETT-PACKARD CO                     562,500
       800  IKON OFFICE SOLUTIONS, INC              22,500
     4,300  INTERNATIONAL BUSINESS
             MACHINES CORP                         449,618
     3,200 oIOMEGA CORP                             39,800
       100 oKNOLL, INC                               3,212
       200 oMICROS SYSTEMS, INC                      9,000
       700  MILLER (HERMAN), INC                    38,193
       800 oPAXAR CORP                              11,850
     1,200  PITNEY BOWES, INC                      107,925
    11,600 oSEAGATE TECHNOLOGY, INC                223,300
     1,000 oSILICON GRAPHICS, INC                   12,437
     4,000 oSUN MICROSYSTEMS, INC                  159,500


--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     1,500 oU.S. OFFICE PRODUCTS CO             $   29,437
     1,000 oUNISYS CORP                             13,875
     1,800 oVIKING OFFICE PRODUCTS, INC             39,262
     2,600  XEROX CORP                             191,912
                                                ----------
                                                 2,702,367
                                                ----------

PAPER -- 0.12%
       300  BEMIS, INC                              13,218
       400 oBUCKEYE TECHNOLOGIES, INC               18,500
       500  FORT JAMES CORP                         19,125
       300  MEAD CORP                                8,400
       300  TEMPLE-INLAND, INC                      15,693
                                                ----------
                                                    74,936
                                                ----------

PETROLEUM -- EXPLORATION &
PRODUCTION -- 0.51%
     1,005  BURLINGTON RESOURCES, INC               45,036
       749 oEEX CORP                                 6,787
       600 oEVI, INC                                31,050
     2,300 oFALCON DRILLING CO, INC                 80,643
     2,900 oHARKEN ENERGY CORP                      20,300
       300  KERR-MCGEE CORP                         18,993
       200 oOCEAN ENERGY, INC                        9,862
       900 oORYX ENERGY CO                          22,950
       300  PENNZOIL CO                             20,043
       600 oSANTA FE ENERGY RESOURCES, INC           6,750
     2,600  UNION PACIFIC RESOURCES
             GROUP, INC                             63,050
                                                ----------
                                                   325,464
                                                ----------

PETROLEUM -- INTEGRATED -- 0.25%
       400  ASHLAND, INC                            21,475
     1,500  PHILLIPS PETROLEUM CO                   72,937
        91  TEXACO, INC                              4,948
     1,600  UNOCAL CORP                             62,100
                                                ----------
                                                   161,460
                                                ----------

PETROLEUM -- SERVICE -- 3.12%
       900  BAKER HUGHES, INC                       39,262
       400 oCLIFFS DRILLING CO                      19,950
     9,775  DIAMOND OFFSHORE
             DRILLING, INC                         470,421
     1,000  DRESSER INDUSTRIES, INC                 41,937
       800  ENSCO INTERNATIONAL, INC                26,800
       500  FLUOR CORP                              18,687
     1,500 oGLOBAL INDUSTRIES LTD                   25,500
     2,100  HALLIBURTON CO                         109,068
       200  HELMERICH & PAYNE, INC                  13,575
    13,344  IHC CALAND NV                          692,467
       300 oKEY ENERGY GROUP, INC                    6,506
       200 oMARINE DRILLING CO, INC                  4,150
       200 oMAVERICK TUBE CORP                       5,062
       300  MCDERMOTT INTERNATIONAL, INC            10,987
     1,000 oNATIONAL-OILWELL, INC                   34,187
       200 oNEWPARK RESOURCES, INC                   3,500
       700 oNOBLE DRILLING CORP                     21,437

--------------------------------------------------------------------------------

46 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

PETROLEUM -- SERVICE -- (Continued)
       300 oPATTERSON ENERGY INC                $   11,606
     1,200 oPRIDE INTERNATIONAL, INC                30,300
       500 oROWAN COS, INC                          15,250
     4,000  SCHLUMBERGER LTD                       322,000
       600  SEITEL, INC                             10,275
     1,200 oTUBOSCOPE, INC                          28,875
       300 oUNOVA, INC                               4,931
       600 oVERITAS DGC, INC                        23,700
       300  WESTERN ATLAS, INC                      22,200
                                                ----------
                                                 2,012,633
                                                ----------

PHOTOGRAPHY -- 0.24%
     1,600  EASTMAN KODAK CO                        97,300
       500 oPANAVISION, INC                         12,906
       500 oPHOTRONICS, INC                         12,125
       300  POLAROID CORP                           14,606
       700 oPRESSTEK, INC                           18,025
                                                ----------
                                                   154,962
                                                ----------

PROPERTY -- REAL ESTATE -- 0.00%
       200 oGRUBB & ELLIS CO                         2,737
                                                ----------

PUBLISHING -- NEWSPAPER -- 0.52%
       700  AMERICAN MEDIA, INC (CLASS A)            5,425
       500  DOW JONES & CO, INC                     26,843
       200 oEXPRESS SCRIPTS, INC                    12,000
     2,200  GANNETT CO, INC                        135,987
       800 oJOURNAL REGISTER CO                     16,800
       200  KNIGHT-RIDDER, INC                      10,400
       500  NEW YORK TIMES CO (CLASS A)             33,062
       500  TIMES MIRROR CO SERIES A                30,750
       700  TRIBUNE CO                              43,575
       500 oVALASSIS COMMUNICATIONS, INC            18,500
                                                ----------
                                                   333,342
                                                ----------

PUBLISHING -- OTHER -- 0.46%
       400  AMERICAN GREETINGS CORP
             (CLASS A)                              15,650
       400 oBIG FLOWER HOLDINGS, INC                 9,650
       200  DONNELLEY (R.R.) & SONS CO               7,450
     1,300  DUN & BRADSTREET CORP                   40,218
       100  FACTSET RESEARCH SYSTEMS, INC            3,075
       400  HARCOURT GENERAL, INC                   21,900
       300  INFINITY FINANCIAL
             TECHNOLOGY, INC                         6,281
       600  MCGRAW HILL COS, INC                    44,400
       300  MEREDITH CORP                           10,706
       600  MERRILL CORP                            13,950
     2,000  TIME WARNER, INC                       124,000
                                                ----------
                                                   297,280
                                                ----------

RAILROAD -- 0.07%
       500  BURLINGTON NORTHERN
             SANTA FE CORP                          46,468
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

RESTAURANTS & HOTELS -- 1.31%
       800  APPLE SOUTH, INC                    $   10,500
       600  APPLEBEES INTERNATIONAL, INC            10,837
       600 oBRISTOL HOTEL CO                        17,437
       500 oCONSOLIDATED PRODUCTS, INC               8,187
       900  DARDEN RESTAURANTS, INC                 11,250
       300 oFOODMAKER, INC                           4,518
     2,000  HILTON HOTELS CORP                      59,500
       500 oHOST MARRIOTT SERVICES CORP              7,437
       700 oITT CORP                                58,012
       300 oLANDRYS SEAFOOD
             RESTAURANTS, INC                        7,200
     1,000  MARRIOTT INTERNATIONAL, INC             69,250
     6,300  MCDONALDS CORP                         300,825
     1,200 oNPC INTERNATIONAL, INC                  14,550
       700 oOUTBACK STEAKHOUSE, INC                 20,125
       600 oPAPA JOHNS
             INTERNATIONAL, INC                     20,925
       800 oPLANET HOLLYWOOD, INC
             (CLASS A)                              10,600
     1,895 oPROMUS HOTEL CORP (NEW)                 79,590
     1,500  SYSCO CORP                              68,343
     1,260 oTRICON GLOBAL
             RESTAURANTS, INC                       36,618
       800  WENDYS INTERNATIONAL, INC               19,250
       300  WYNDHAM HOTEL CORP                      12,112
                                                ----------
                                                   847,066
                                                ----------

RETAIL -- FOOD -- 0.67%
     1,400  ALBERTSONS, INC                         66,325
     1,500  AMERICAN STORES CO                      30,843
       400  GIANT FOOD, INC (CLASS A)               13,475
       200  GREAT ATLANTIC &
             PACIFIC TEA CO, INC                     5,937
     2,100 oKROGER CO                               77,568
       300 oQUALITY FOOD CENTERS, INC               20,100
     2,400 oSAFEWAY, INC                           151,800
       900 oSTARBUCKS CORP                          34,537
       300  SUPERVALU, INC                          12,562
       400  WINN DIXIE STORES, INC                  17,475
                                                ----------
                                                   430,622
                                                ----------

RETAIL -- GENERAL MERCHANDISE -- 4.51%
       100  99 CENTS ONLY STORES                     2,950
       200 oABERCROMBIE & FITCH CO.
             (CLASS A)                               6,250
     1,600 oAUTOZONE, INC                           46,400
       600 oBARNES & NOBLE, INC                     20,025
     1,300 oBED BATH & BEYOND, INC                  50,050
       600 oBORDERS GROUP, INC                      18,787
     7,764 oCENDANT CORP                           266,899
       400 oCENTRAL GARDEN & PET CO                 10,500
       600 oCHARMING SHOPPES, INC                    2,812
       700  CIRCUIT CITY STORES-
             CIRCUIT CITY GROUP                     24,893


--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 47

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

RETAIL -- GENERAL MERCHANDISE -- (Continued)
       400  COLE NATIONAL CORP (CLASS A)        $   11,975
     1,200 oCONSOLIDATED STORES CORP                52,725
     1,800 oCOSTCO COS, INC                         80,325
     1,400  CVS CORP                                89,687
     1,500  DAYTON HUDSON CORP                     101,250
       600  DILLARDS, INC (CLASS A)                 21,150
       800 oDOLLAR TREE STORES, INC                 33,100
       100  ETHAN ALLEN INTERIORS, INC               3,856
     1,200 oFEDERATED DEPARTMENT
             STORES, INC                            51,675
       200 oGADZOOKS, INC                            4,200
     3,300  GAP, INC                               116,943
       400  GUITAR CENTER, INC                       9,200
     7,700  HOME DEPOT, INC                        453,337
       400 oLANDS END, INC                          14,025
     1,300  LIMITED, INC                            33,150
       200 oLINENS N THINGS, INC                     8,725
       200  LONGS DRUG STORES CORP                   6,425
     1,300  LOWES COS, INC                          61,993
       500 oMAC FRUGALS BARGAINS
             CLOSE-OUTS, INC                        20,562
       500  MAY DEPARTMENT STORES CO                26,343
       400 oMENS WAREHOUSE, INC                     13,900
       400 oMSC INDUSTRIAL DIRECT CO
             (CLASS A)                              16,950
       500 oNEIMAN-MARCUS GROUP, INC                15,125
       200  NORDSTROM, INC                          12,075
       400  PEP BOYS- MANNY, MOE, &
             JACK CO                                 9,550
     1,500 oPETSMART, INC                           10,875
       900 oREXALL SUNDOWN, INC                     27,168
     1,000  RITE AID CORP                           58,687
       400 oSAMSONITE CORP                          12,650
     2,100  SEARS ROEBUCK & CO                      95,025
     1,800 oSTAPLES, INC                            49,950
       400 oSTEIN MART, INC                         10,700
       300  STRIDE RITE CORP                         3,600
     1,000 oSUNGLASS HUT
             INTERNATIONAL, INC                      6,312
       600  TANDY CORP                              23,137
       100 oTIMBERLAND CO                            5,806
     1,800  TJX COS, INC                            61,875
     1,600 oTOYS R US, INC                          50,300
    14,500  WAL-MART STORES, INC                   571,843
     5,000  WALGREEN CO                            156,875
       500 oWILLIAMS-SONOMA, INC                    20,937
       300 oWILMAR INDUSTRIES, INC                   7,162
       800 oWOOLWORTH CORP                          16,300
                                                ----------
                                                 2,907,014
                                                ----------

TEXTILE & APPAREL -- 0.40%
       300 oCONVERSE, INC                            1,800
       400 oFRUIT OF THE LOOM, INC
             (CLASS A)                              10,250

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     1,000 oGENESCO, INC                        $   12,750
       400  LIZ CLAIBORNE, INC                      16,725
     2,400  NIKE, INC (CLASS B)                     94,200
       400 oPACIFIC SUNWEAR CALIF INC               11,825
       500 oREEBOK INTL LTD                         14,406
       200  RUSSELL CORP                             5,312
       700 oSTAGE STORES, INC                       26,162
       800  VF CORP                                 36,750
       600 oWESTPOINT STEVENS, INC                  28,350
                                                ----------
                                                   258,530
                                                ----------

TOBACCO -- 2.13%
       300 oCONSOLIDATED CIGAR
             HOLDINGS, INC                           8,268
     1,500  DIMON, INC                              39,375
       600 oGENERAL CIGAR HOLDINGS, INC
             (CLASS A)                              12,787
    27,300  PHILIP MORRIS COS, INC               1,237,031
     2,000  UST, INC                                73,875
                                                ----------
                                                 1,371,336
                                                ----------

TRUCKERS & SHIPPING -- 0.10%
       500 oBUDGET GROUP, INC                       17,281
       200  CALIBER SYSTEM, INC                      9,737
     1,800  LAIDLAW,  INC                           24,525
       400  RYDER SYSTEM, INC                       13,100
                                                ----------
                                                    64,643
                                                ----------

UTILITIES -- ELECTRIC -- 0.18%
       900 oAES CORP                                41,962
       600  DUKE ENERGY CORP                        33,225
       800 oFIRSTENERGY CORP                        23,200
       300  FPL GROUP, INC                          17,756
        12  TEXAS UTILITIES CO                         498
                                                ----------
                                                   116,641
                                                ----------

UTILITIES -- GAS & PIPELINE -- 0.42%
     1,000 oAMERICAN STANDARD COS, INC              38,312
       600  COASTAL CORP                            37,162
       300  COLUMBIA GAS SYSTEMS, INC               23,568
     1,700  ENRON CORP                              70,656
       300  SONAT, INC                              13,725
       500  TENNECO, INC                            19,750
       500 oTRIARC COS, INC                         13,625
     1,800  WILLIAMS COS, INC                       51,075
                                                ----------
                                                   267,873
                                                ----------

UTILITIES -- OTHER -- 0.03%
       400 oBILLING INFORMATION
             CONCEPTS CORP                          19,200
                                                ----------

UTILITIES -- TELEPHONE -- 4.88%
       500 oADTRAN, INC                             13,750
     5,200 oAIRTOUCH
             COMMUNICATIONS, INC                   216,125
     1,100  ALLTEL CORP                             45,168



--------------------------------------------------------------------------------

48 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------


UTILITIES -- TELEPHONE -- (Continued)
    11,495  AT & T CORP                        $   704,068
        20  BELL ATLANTIC CORP                       1,820
     1,000  FRONTIER CORP                           24,062
       700  GTE CORP                                36,575
     3,900  MCI COMMUNICATIONS CORP                166,968
     1,400 oPAGEMART WIRELESS, INC
             (CLASS A)                              11,025
     1,000  SBC COMMUNICATIONS, INC                 73,250
     1,100  SPRINT CORP                             64,487
     7,300 oTELEPORT COMMUNICATIONS
             GROUP, INC (CLASS A)                  400,587
     3,400 oU.S. WEST MEDIA GROUP, INC              98,175
       600 oWEST TELESERVICES CORP                   7,200
    42,445 oWORLDCOM, INC                        1,283,961
                                               -----------

                                                 3,147,221
                                               -----------


            TOTAL COMMON STOCK
            (COST $63,286,773)                 $63,805,343
                                               -----------

            TOTAL PORTFOLIO
            (COST $63,286,773)                 $63,805,343
                                               ===========


    --------------------
 o  NON-INCOME PRODUCING

    THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.




--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 49

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS     INTERNATIONAL EQUITY FUND
                            DECEMBER 31, 1997                SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                      VALUE           %
--------------------------------------------------------------------------------

PREFERRED STOCK
COMMUNICATION EQUIPMENT
  & SERVICES                      $   127,922        0.27%
COMPUTER SERVICE                      130,920        0.27
                                  -----------      ------
TOTAL PREFERRED STOCK
(COST $239,893)                       258,842        0.54
                                  -----------      ------

COMMON STOCK
AEROSPACE                             203,304        0.43
AIR TRANSPORTATION                    516,686        1.08
AUTOMOTIVE & RELATED                2,471,804        5.18
BANKS                               7,629,130       15.97
BEVERAGES                             903,368        1.89
BROADCASTERS                          262,383        0.55
BUSINESS SERVICES                     461,410        0.97
CHEMICALS -- MAJOR                    995,876        2.09
CHEMICALS -- SPECIALTY                191,044        0.40
COMMUNICATION EQUIPMENT
  & SERVICES                          700,221        1.47
COMPUTER SERVICE                      151,970        0.32
CONGLOMERATES                         598,765        1.25
CONSTRUCTION -- MATERIALS
  & BUILDERS                        1,137,599        2.38
COSMETICS                             195,732        0.41
ELECTRICAL EQUIPMENT --
  INSTRUMENTS                         353,479        0.74
ELECTRICAL EQUIPMENT --
  COMPONENTS DIVERSIFIED              658,284        1.38
ELECTRICAL EQUIPMENT                1,541,296        3.23
FINANCIAL -- MISCELLANEOUS            470,291        0.98
FOODS                               1,480,707        3.10
FOREST PRODUCTS                       189,292        0.40
HEALTHCARE -- DRUGS                 4,292,353        8.99
HOUSEHOLD -- CONSUMER
  ELECTRONICS                         705,883        1.48
HOUSEHOLD -- DURABLE GOODS            170,604        0.36
INSURANCE -- LIFE                     315,120        0.66

--------------------------------------------------------------------------------
                                      VALUE           %
--------------------------------------------------------------------------------

INSURANCE -- MULTI-LINE,
  PROPERTY & CASUALTY             $ 2,424,767        5.08%
LEISURE TIME                          394,989        0.83
MACHINERY                           1,267,467        2.65
METALS -- NON-FERROUS                 501,254        1.05
METALS -- STEEL                       310,614        0.65
MISCELLANEOUS MATERIALS
  & COMMODITIES                       124,707        0.26
PAPER                                  66,942        0.14
PETROLEUM -- EXPLORATION
  & PRODUCTION                        256,553        0.54
PETROLEUM -- INTEGRATED             2,534,819        5.31
PETROLEUM -- SERVICE                  349,807        0.73
PHOTOGRAPHY                           269,187        0.56
PROPERTY -- REAL ESTATE               746,878        1.56
PUBLISHING -- NEWSPAPER               219,046        0.46
PUBLISHING -- OTHER                   397,001        0.83
RAILROAD                              550,765        1.15
RESTAURANTS & HOTELS                  429,580        0.90
RETAIL -- FOOD                        763,147        1.60
RETAIL -- GENERAL MERCHANDISE       1,134,075        2.37
TEXTILE & APPAREL                     441,645        0.92
TOBACCO                               221,507        0.46
TRADING COMPANIES                     284,830        0.60
TRUCKERS & SHIPPING                   747,218        1.56
UTILITIES -- ELECTRIC               1,982,971        4.15
UTILITIES -- GAS & PIPELINE           171,096        0.36
UTILITIES -- OTHER                    286,441        0.60
UTILITIES -- TELEPHONE              3,679,981        7.71
                                  -----------      ------
TOTAL COMMON STOCK
(COST $52,542,882)                 47,153,888       98.74
                                  -----------      ------
TOTAL PORTFOLIO
(COST $52,782,775)                 47,412,730       99.28
OTHER ASSETS & LIABILITIES, NET       345,095        0.72
                                  -----------      ------

NET ASSETS                        $47,757,825      100.00%
                                  ===========      ======



--------------------------------------------------------------------------------
50 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS   INTERNATIONAL EQUITY FUND
                                DECEMBER 31, 1997             SUMMARY BY COUNTRY

--------------------------------------------------------------------------------
                                   VALUE                     %
--------------------------------------------------------------------------------
AUSTRALIA                       $ 1,252,211                2.62%
AUSTRIA                             222,435                0.47
BELGIUM                             521,916                1.09
DENMARK                             425,062                0.89
FINLAND                             269,598                0.56
FRANCE                            3,906,615                8.18
GERMANY                           4,809,375               10.07
HOLLAND                           2,663,945                5.58
HONG KONG                         1,204,832                2.52
IRELAND                             178,918                0.37
ITALY                             1,836,558                3.85
JAPAN                            11,478,576               24.04
MALAYSIA                            448,834                0.94
NEW ZEALAND                         142,059                0.30
NORWAY                            1,044,126                2.21
PORTUGAL                            244,657                0.51
SINGAPORE                           373,032                0.78
SPAIN                             1,152,381                2.41
SWEDEN                            1,117,199                2.34
SWITZERLAND                       3,523,059                7.38
UNITED KINGDOM                   10,586,342               22.17
                                -----------               -----
TOTAL PORTFOLIO                 $47,412,730               99.28%
                                ===========               =====


--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 51

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS   INTERNATIONAL EQUITY FUND
                                DECEMBER 31, 1997

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.54%
COMMUNICATION EQUIPMENT & SERVICES -- 0.27%
     1,800  NOKIA AB SERIES A                   $  127,922
                                                ----------

COMPUTER SERVICE -- 0.27%
       400  SAP AG.                                130,920
                                                ----------

TOTAL PREFERRED STOCK
(COST $239,893)                                    258,842
                                                ----------

COMMON STOCK -- 98.74%
AEROSPACE -- 0.43%
     3,600  BRITISH AEROSPACE PLC                  102,771
    26,000  ROLLS ROYCE LTD                        100,533
                                                ----------
                                                   203,304
                                                ----------

AIR TRANSPORTATION -- 1.08%
    11,500 oAIRTOURS PLC                           233,687
     9,900  BRITISH AIRWAYS PLC                     91,220
    44,000  CATHAY PACIFIC AIRWAYS LTD              35,775
     5,000 oDEUTSCHE LUFTHANSA AG (REGD)            95,937
    22,000 oJAPAN AIRLINES CO LTD                   60,067
                                                ----------
                                                   516,686
                                                ----------

AUTOMOTIVE & RELATED -- 5.18%
     7,000  BRIDGESTONE CORP                       152,359
     4,000  DAIMLER BENZ AG.                       280,749
     8,000  DENSO CORP                             144,591
    33,200  FIAT S.P.A.                             96,614
     5,500  GKN PLC                                112,849
     8,000  HONDA MOTOR CO LTD                     294,721
     1,500  MICHELIN S.A. (CLASS B)                 75,550
    23,000  NISSAN MOTOR CO LTD                     95,522
       900  PEUGEOT S.A.                           113,549
    34,900  PIRELLI S.P.A.                          93,369
    28,000  TOYOTA MOTOR CORP                      805,407
       200  VOLKSWAGEN AG.                         112,566
     3,500  VOLVO AB SERIES B FREE                  93,958
                                                ----------
                                                 2,471,804
                                                ----------

BANKS -- 15.97%
    11,400  ABBEY NATIONAL PLC                     204,644
    11,200  ABN-AMRO HOLDINGS NV                   218,229
     5,000 oALMANIJ NV                             252,362
     2,100  ARGENTARIA S.A.                        127,722
    20,000  ASAHI BANK LTD                          81,525
    27,500  BANCA COMMERCIALE
             ITALIANA S.P.A.                        95,659
     5,000  BANCO CENTRALE
             HISPANOAMERICANO S.A.                 121,706
     5,000  BANCO SANTANDER S.A.                   166,977
    35,000  BANK OF TOKYO MITSUBISHI LTD           484,536
     1,600  BANQIE DE PARIBAS S.A.                 139,098
     2,600  BANQUE NATIONALE DE PARIS              138,257
    11,408  BARCLAYS PLC                           303,710

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

     3,600  BAYERISCHE HYPOTHEKEN-UND
             WECHSEL-BANK                       $  175,791
     3,200  BAYERISCHE VEREINSBANK AG.             209,472
    23,500 oCHRISTIANIA BANK OG
             KREDITKASSE                            94,992
    28,000  COMMERCE ASSET HOLDINGS
             BERHAD                                 13,380
     1,900  CREDIT SUISSE GROUP (REGD)             294,401
    29,500  CREDITO ITALIANO S.P.A.                 91,019
     4,400  DEUTSCHE BANK AG.                      310,782
     4,900 oDRESDNER BANK AG.                      226,190
    22,000  FUJI BANK LTD                           89,339
    15,400  HANG SENG BANK LTD                     148,568
    12,700  HSBC HOLDINGS PLC                      313,866
     6,100  HSBC HOLDINGS LTD
             (UNITED KINGDOM)                      156,576
    20,000  INDUSTRIAL BANK OF JAPAN LTD           143,053
    12,300  INSTITUTO BANCARIO
             SAN PAOLO DI TURINO                   117,573
    10,900  ISTITUTO MOBILIARE
             ITALIANO S.P.A.                       129,468
    18,000  JOYO BANK                               63,681
    38,269  LLOYDS TSB GROUP PLC                   495,556
    12,000  MALAYAN BANKING BERHAD                  34,837
    17,200  MEDIOBANCA S.P.A.                      135,129
    11,000  MITSUBISHI TRUST &
             BANKING CORP                          110,828
    13,000  MITSUI TRUST & BANKING CO LTD           25,295
    12,400  NATIONAL AUSTRALIA BANK LTD            173,141
    22,000  OVERSEAS-CHINESE BANKING
             CORP LTD (FR)                         127,957
    39,000  RHB CAPITAL BERHAD                      18,836
     9,000  ROYAL BANK OF SCOTLAND PLC             114,470
    28,000  SAKURA BANK LTD                         80,325
    10,000  SHIZUOKA BANK LTD                      107,674
     4,700  SKANDINAVISKA ENSKILDA
             BANKEN SERIES A                        59,532
     1,100  SOCIETE GENERALE S.A.                  149,936
    24,000  SUMITOMO BANK LTD                      275,032
     2,200  SVENSKA HANDELSBANKEN
             SERIES A                               76,111
       700  SWISS BANK CORP (REGD)                 217,887
    17,000  TOKAI BANK LTD                          79,494
       200  UNION BANK OF SWITZERLAND (BR)         289,602
    20,000  WESTPAC BANKING CORP                   127,915
    17,000  YASUDA TRUST &
             BANKING CO LTD                         16,997
                                                ----------
                                                 7,629,130
                                                ----------

BEVERAGES -- 1.89%
     6,947  COCA COLA AMATIL LTD                    51,900
    33,500  DIAGEO PLC                             308,401
    61,000  GUINESS ANCHOR BERHAD                   75,224
    13,000  KIRIN BREWERY CO LTD                    94,984

--------------------------------------------------------------------------------

52 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

BEVERAGES -- (Continued)
       600  LVMH MOET HENNESSY
             LOUIS VUITTON                      $   99,636
     2,100  PERNOD-RICARD S.A.                     123,573
    12,200  SCOTTISH & NEWCASTLE PLC               149,650
                                                ----------
                                                   903,368
                                                ----------

BROADCASTERS -- 0.55%
    14,900  BRITISH SKY BROADCASTING
             GROUP PLC                             111,795
       400  CANAL PLUS S.A.                         74,403
    15,500  MEDIASET S.P.A.                         76,185
                                                ----------
                                                   262,383
                                                ----------

BUSINESS SERVICES -- 0.97%
       200  ADECCO S.A. (BR)                        58,071
    69,800  CORPORATE SERVICES GROUP PLC           245,776
    14,400  REUTERS HOLDINGS PLC                   157,563
                                                ----------
                                                   461,410
                                                ----------

CHEMICALS -- MAJOR -- 2.09%
     1,000  AKZO NOBEL NV                          172,452
     6,300  BASF AG.                               223,367
     6,700  BAYER AG.                              250,405
     7,100  BOC GROUP PLC                          116,940
     8,300  IMPERIAL CHEMICAL
             INDUSTRY PLC                          129,876
    33,000 oMITSUBISHI CHEMICAL CORP                47,461
    24,000  SUMITOMO CHEMICAL CO LTD                55,375
                                                ----------
                                                   995,876
                                                ----------

CHEMICALS -- SPECIALTY -- 0.40%
    25,000  DAINIPPON INK & CHEMICAL, INC           63,451
    10,000  SEKISUI CHEMICAL CO LTD                 50,991
     4,000  SHIN-ETSU CHEMICAL CO LTD               76,602
                                                ----------
                                                   191,044
                                                ----------

COMMUNICATION EQUIPMENT & SERVICES -- 1.47%
     1,200  ALCATEL ALSTHOM CIE GEN                152,596
     7,000 oERICSSON TELEFON (LM) AB
             SERIES B                              263,348
     1,000  NOKIA AB SERIES K                       71,618
    17,000  SIRTI S.P.A.                           102,884
    52,000 oTELSTRA CORP LTD (P/P)                 109,775
                                                ----------
                                                   700,221
                                                ----------

COMPUTER SERVICE -- 0.32%
       500  SAP AG.                                151,970
                                                ----------

CONGLOMERATES -- 1.25%
    37,800  BTR PLC                                114,440
    28,000  HUTCHINSON WHAMPOA LTD                 175,626
    29,000  KEPPEL CORP                             83,302
     6,900  NORD-EST S.A.                          137,636
    16,000  SWIRE PACIFIC LTD (CLASS A)             87,761
                                                ----------
                                                   598,765
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

CONSTRUCTION -- MATERIALS & BUILDERS -- 2.38%
    10,726  BLUE CIRCLE INDUSTRIES PLC          $   60,269
    15,271  CRH PLC                                178,918
    34,900  CSR LTD                                118,246
    10,000  DAIWA HOUSE INDUSTRY CO LTD             53,068
    22,600  HANSON PLC                             101,331
       100  HOLDERBANK FINANCIERE
             GLARUS AG. (REGD)                      81,724
    17,000  KAJIMA CORP                             43,016
     5,000  KINDEN CORP                             53,452
    63,000  MALAYAN CEMENT BERHAD                   42,891
    13,000  OBAYASHI CORP                           44,392
     1,400  SCHNEIDER S.A.                          76,052
    12,000  SEKISUI HOUSE LTD                       77,433
     1,700  SKANSKA AB SERIES B FREE                69,740
       900  ST. GOBAIN                             127,911
    11,000 #UNITED ENGINEERING BERHAD                9,156
                                                ----------
                                                 1,137,599
                                                ----------
COSMETICS -- 0.41%
       500  LOREAL S.A.                            195,732
                                                ----------

ELECTRICAL EQUIPMENT -- INSTRUMENTS -- 0.74%
     7,000  CANON, INC                             163,665
     4,000  NIKON CORP                              39,685
     8,000  TOPPAN PRINTING CO LTD                 104,598
     4,000  YAMAHA CORP                             45,531
                                                ----------
                                                   353,479
                                                ----------

ELECTRICAL EQUIPMENT --
COMPONENTS DIVERSIFIED -- 1.38%
       500  BARCO INDUSTRIES NV                     91,768
     5,800 oELECTRICIDADE DE PORTUGAL S.A.         109,946
     2,000  HOYA CORP                               63,066
     1,700  KYOCERA CORP                            77,402
     7,000  MINEBEA CO LTD                          75,372
     3,000  MURATA MANUFACTURING CO LTD             75,680
     4,000  OMRON CORP                              62,759
     1,000  ROHM CO                                102,291
                                                ----------
                                                   658,284
                                                ----------

ELECTRICAL EQUIPMENT -- 3.23%
     7,700  ABB AB SERIES A                         91,223
       900  ADVANTEST CORP                          51,222
    15,000  FUJITSU LTD                            161,512
    25,200  GENERAL ELECTRIC CO
             (UNITED KINGDOM)                      163,575
    26,000  HITACHI LTD                            185,969
    23,000  MITSUBISHI ELECTRIC CORP                59,082
    13,000  NIPPON ELECTRIC CORP (N.E.C.)          138,977
     3,960  PHILIPS ELECTRONICS NV                 237,534
     4,700  SIEMENS AG.                            278,385
     8,000  SUMITOMO ELECTRIC
             INDUSTRIES CO                         109,520
     2,000  TOKYO ELECTRON CO LTD                   64,297
                                                ----------
                                                 1,541,296
                                                ----------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 53

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

FINANCIAL -- MISCELLANEOUS -- 0.98%
     1,800  ACOM CO LTD                         $   99,676
     2,900  CREDIT SAISON CO LTD                    71,819
    14,000  DAIWA SECURITIES CO LTD                 48,453
    14,000  NOMURA SECURITIES CO LTD               187,354
       900  ORIX CORP                               62,989
                                                ----------
                                                   470,291
                                                ----------

FOODS -- 3.10%
    12,000  ASSOCIATED BRITISH FOODS PLC           104,647
       300  BONGRAIN S.A.                          126,665
    12,900  CADBURY SCHWEPPES LTD                  130,219
       400  NESTLE S.A. (REGD)                     600,321
    26,000  UNILEVER LTD                           222,885
     4,800  UNILEVER NV CERTIFICATES               295,970
                                                ----------
                                                 1,480,707
                                                ----------

FOREST PRODUCTS -- 0.40%
     5,300  SCA AB SERIES B                        119,234
     3,500  UPM-KYMMENE OY                          70,058
                                                ----------
                                                   189,292
                                                ----------

HEALTHCARE--DRUGS -- 8.99%
    10,100  ASTRA AB SERIES A FREE                 175,029
    15,000  CHUGAI PHARMACEUTICAL CO LTD            77,295
     5,000  EISAI CO LTD                            76,526
    25,064  GLAXO WELLCOME PLC                     593,860
     1,900  MERCK & CO KGAA                         61,817
       555  NOVARTIS AG (REGD)                     901,977
     9,500  RHONE-POULENC S.A. (CLASS A)           425,741
     4,500 oRHONE-POULENC WT 11/05/01               15,484
        14  ROCHE HOLDINGS AG. (BR)                215,967
        58  ROCHE HOLDINGS AG.
             (GENUSSCHEINE)                        576,798
     4,000  SANKYO CO LTD                           90,754
    39,263  SMITHKLINE BEECHAM/
             BECKMAN LTD                           402,478
     5,000  TAISHO PHARMACEUTICAL
             CO LTD                                128,056
     7,000  TAKEDA CHEMICAL
             INDUSTRIES LTD                        200,275
     5,000  YAMANOUCHI
             PHARMACEUTICAL CO LTD                 107,677
     6,900  ZENECA GROUP PLC                       242,619
                                                ----------
                                                 4,292,353
                                                ----------

HOUSEHOLD -- CONSUMER ELECTRONICS -- 1.48%
    16,000  MATSUSHITA ELECTRIC
             INDUSTRIAL CO LTD                     235,038
    24,000  SANYO ELECTRIC CO LTD                   62,759
    10,000  SHARP CORP                              69,065
     3,800  SONY CORP                              339,021
                                                ----------
                                                   705,883
                                                ----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

HOUSEHOLD -- DURABLE GOODS -- 0.36%
    14,000  CITIZEN WATCH CO LTD                $   94,215
     1,100  ELECTROLUX AB SERIES B                  76,389
                                                ----------
                                                   170,604
                                                ----------

INSURANCE -- LIFE -- 0.66%
    14,200  LEGAL & GENERAL GROUP PLC              124,300
    15,800  PRUDENTIAL CORP PLC                    190,820
                                                ----------
                                                   315,120
                                                ----------

INSURANCE -- MULTI-LINE,
PROPERTY & CASUALTY -- 5.08%
     1,600  ALLIANZ AG. (REGD)                     414,673
     8,500  ASSICURAZIONI GENERALI S.P.A.          208,894
     3,130  AXA UAP                                242,299
    10,200  COMMERICAL UNION
             ASSURANCE CO LTD                      142,488
     5,863  ING GROEP NV                           246,987
   107,600  INSTITUTO NAZIONALE DELLE
             ASSICURAZION                          218,182
     1,000  MUENCHENER RUECKVER
              AG. (REGD)                           377,076
    14,997  ROYAL & SUN ALLIANCE
             INSURANCE GRP PLC                     151,264
    12,000  TOKIO MARINE & FIRE
             INSURANCE CO LTD                      136,593
       600  ZURICH INSURANCE CO (REGD)             286,311
                                                ----------
                                                 2,424,767
                                                ----------

LEISURE TIME -- 0.83%
     8,900  GRANADA GROUP LTD (CLASS A)            136,189
    17,900  LADBROKE GROUP PLC                      77,755
    17,700  RANK GROUP PLC                          98,728
       770  TOHO CO LTD                             82,317
                                                ----------
                                                   394,989
                                                ----------

MACHINERY -- 2.65%
    30,500  AKER MARTIME ASA                       649,535
     2,800  FANUC LTD                              106,382
    16,000  KOMATSU LTD                             80,602
     6,000  MAKITA CORP                             57,682
    28,000  MITSUBISHI HEAVY INDUSTRIES LTD        117,150
    23,000  NTN TOYO BEARING CO LTD                 53,422
    13,300  SMITH (HOWARD) LTD                     110,402
     5,000  TOYODA AUTOMATIC LOOM
             WORKS LTD                              92,292
                                                ----------
                                                 1,267,467
                                                ----------

METALS--NON-FERROUS -- 1.05%
    12,000  FURUKAWA ELECTRIC CO LTD                51,591
    47,000  JAPAN ENERGY CORP                       44,462
    27,846  NORTH LTD                               73,336
     8,800  RIO TINTO LTD                          102,651
     8,000  RIO TINTO PLC (REGD)                    98,592
     1,100 oUNION MINIERE GROUP S.A.                76,302



--------------------------------------------------------------------------------

54 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

METALS -- NON-FERROUS -- (Continued)
    15,583  WMC LTD                             $   54,320
                                                ----------
                                                   501,254
                                                ----------

METALS -- STEEL -- 0.65%
    26,900  BRITISH STEEL PLC                       57,760
    39,000  KAWASAKI STEEL CORP                     53,391
    59,000  NIPPON STEEL CORP                       87,578
    41,000  SUMITOMO METAL INDUSTRIES LTD           52,660
     4,100  USINOR S.A.                             59,225
                                                ----------
                                                   310,614
                                                ----------

MISCELLANEOUS MATERIALS & COMMODITIES -- 0.26%
    15,000  ASAHI GLASS CO LTD                      71,526
    46,000  GOLDEN HOPE
             PLANTATIONS BERHAD                     53,181
                                                ----------
                                                   124,707
                                                ----------

PAPER -- 0.14%
    17,000  NIPPON PAPER INDUSTRIES CO              66,942
                                                ----------

PETROLEUM -- EXPLORATION & PRODUCTION -- 0.54%
    27,400  BRITISH-BORNEO PETROLEUM
             SYNDICATE PLC                         190,705
    14,500  LONDON & SCOTTISH
             MARINE OIL PLC                         65,848
                                                ----------
                                                   256,553
                                                ----------

PETROLEUM -- INTEGRATED -- 5.31%
    38,800  BRITISH PETROLEUM PLC                  510,732
    14,143  BROKEN HILL
             PROPRIETARY CO LTD                    131,315
    27,000  COSMO OIL CO LTD                        41,116
     1,900  ELF AQUITANE S.A.                      221,082
    58,900  ENTE NAZIONALE
             IDROCARBURI S.P.A.                    334,144
     2,000  NORSK HYDRO AS                          97,528
     4,100  REPSOL S.A.                            174,850
    13,500  ROYAL DUTCH PETROLEUM CO               741,184
    21,100  SANTOS LTD                              86,887
     1,800  TOTAL S.A.                             195,981
                                                ----------
                                                 2,534,819
                                                ----------

PETROLEUM -- SERVICE -- 0.73%
     4,300  IHC CALAND NV                          223,142
     1,200  TECHNIP S.A.                           126,665
                                                ----------
                                                   349,807
                                                ----------

PHOTOGRAPHY -- 0.56%
     7,000  FUJI PHOTO FILM CO LTD                 269,187
                                                ----------

PROPERTY -- REAL ESTATE -- 1.56%
    19,000  CHEUNG KONG HOLDINGS LTD               124,447
    12,000  CITY DEVELOPMENT LTD                    55,550
     6,700  LAND SECURITIES PLC                    106,934
    11,000  MITSUBISHI ESTATE CO LTD               120,134
     9,000  MITSUI FUDOSAN CO LTD                   87,216

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

    19,000  NEW WORLD
             DEVELOPMENT CO LTD                 $   65,717
    18,000  SUN HUNG KAI PROPERTIES LTD            125,447
    28,000  WHARF HOLDINGS LTD                      61,433
                                                ----------
                                                   746,878
                                                ----------

PUBLISHING -- NEWSPAPER -- 0.46%
    20,353  NEWS CORP LTD                          112,323
     8,200  PEARSON PLC                            106,723
                                                ----------
                                                   219,046
                                                ----------

PUBLISHING -- OTHER -- 0.83%
     7,000  DAI NIPPON PRINTING CO LTD             131,901
     8,400  ELSEVIER UTIGEVERSMIJ NV               135,909
     1,000  WOLTERS KLUWER NV                      129,191
                                                ----------
                                                   397,001
                                                ----------

RAILROAD -- 1.15%
        36  EAST JAPAN RAILWAY CO                  163,081
    34,000  NANKAI ELECTRIC RAILWAY CO             149,052
    11,100  RAILTRACK GROUP PLC                    176,612
    16,000  TOKYU CORP                              62,020
                                                ----------
                                                   550,765
                                                ----------

RESTAURANTS & HOTELS -- 0.90%
       600  ACCOR S.A.                             111,604
    17,800  COMPASS GROUP PLC                      217,903
    58,000  HONG KONG & SHANGHAI
             HOTELS LTD                             47,907
    31,000  RESORTS WORLD BERHAD                    52,166
                                                ----------
                                                   429,580
                                                ----------

RETAIL -- FOOD -- 1.60%
       300  CARREFOUR SUPERMARCHE S.A.             156,586
     2,000  DELHAIZE FRERES NV                     101,484
     1,616  KONINKLIJKE AHOLD NV                    42,169
       200  PROMODES S.A.                           83,013
    13,800  SAFEWAY PLC                             77,883
    17,000  SAINSBURY (J) PLC                      142,376
    19,600  TESCO PLC                              159,636
                                                ----------
                                                   763,147
                                                ----------

RETAIL -- GENERAL MERCHANDISE -- 2.37%
     9,400  BOOTS CO LTD                           135,566
    10,000  DAIEI, INC                              41,531
    10,500  GREAT UNIVERSAL STORES PLC             132,512
     2,100  HENNES & MAURITZ AB SERIES B            92,635
     3,000  ITO-YOKADO CO LTD                      153,436
     3,000  JUSCO CO LTD                            42,454
     8,300  KINGFISHER PLC                         115,809
    20,600  MARKS & SPENCER PLC                    203,032
     5,000  MARUI CO LTD                            78,064
       900  METRO AG                                32,285
       200  PINAULT-PRINTEMPS-REDOUTE S.A.         106,751
                                                ----------
                                                 1,134,075
                                                ----------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 55

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

TEXTILE & APPAREL -- 0.92%
     2,870  ADIDAS AG.                         $   377,656
    26,000  MITSUBISHI RAYON CO LTD                 63,989
                                               -----------
                                                   441,645
                                               -----------

TOBACCO -- 0.46%
    24,300  B.A.T. INDUSTRIES LTD                  221,507
                                               -----------

TRADING COMPANIES -- 0.60%
    14,000  MITSUBISHI CORP                        110,905
    17,000  MITSUI & CO LTD                        100,937
    13,000  SUMITOMO CORP                           72,988
                                               -----------
                                                   284,830
                                               -----------

TRUCKERS & SHIPPING -- 1.56%
         3  DAMPSKIBSSELSKABET AF 1912
             (CLASS B)                             138,450
         2  DAMPSKIBSSELSKABET
             SVENDBORG (CLASS B)                   131,440
    10,200 oDET SONDENFJELDS-NORSKE
             DAMPSKIBSSELSKAB (CLASS A)            213,071
    35,000  NIPPON YUSEN KABUSHIKI KAISHA           96,368
     9,022  PENINSULAR & ORIENTAL
             STEAM NAVIGATION                      102,800
    13,000  SEINO TRANSPORTATION CO LTD             65,089
                                               -----------
                                                   747,218
                                               -----------

UTILITIES -- ELECTRIC -- 4.15%
    23,500  CHINA LIGHT & POWER CO LTD             130,416
     7,600  ENDESA S.A.                            134,881
    11,300  IBERDROLA S.A.                         148,650
     8,900  KANSAI ELECTRIC POWER CO, INC          151,275
    24,000  NATIONAL GRID GROUP PLC                114,124
    11,600  NATIONAL POWER PLC                     114,519
     2,100  OESTERREICHISCHE
             ELEKTRIZITAETSWIRSCHAFTS AG.          222,435
     2,400  RHEIN-WESTFALEN ELECTRIC
             AG. (STAMM)                           128,806
    14,100  SCOTTISH POWER PLC                     124,816
    27,000  TENAGA NASIONAL BERHAD                  57,574
    10,600  TOKYO ELECTRIC POWER CO, INC           194,030
     4,400  VEBA AG.                               299,770
       300  VIAG AG.                               161,675
                                               -----------
                                                 1,982,971
                                               -----------

--------------------------------------------------------------------------------
    SHARES                                         VALUE
--------------------------------------------------------------------------------

UTILITIES -- GAS & PIPELINE -- 0.36%
    33,352  BG PLC                             $   150,364
       400  GAS NATURAL SDG S.A.                    20,732
                                               -----------
                                                   171,096
                                               -----------

UTILITIES -- OTHER -- 0.60%
     1,100  COMPAGNIE GENERALE DES EAUX            153,593
     1,200  SUEZ LYONNAISE DES EAUX                132,848
                                               -----------
                                                   286,441
                                               -----------

UTILITIES -- TELEPHONE -- 7.71%
    47,400  BRITISH
             TELECOMMUNICATIONS PLC                373,191
    19,300 oCABLE & WIRELESS PLC                   169,895
    16,300  DEUTSCHE TELEKOM AG                    306,864
     4,000 oFRANCE TELECOM S.A.                    145,149
    98,000  HONG KONG
             TELECOMMUNICATIONS LTD                201,735
     5,300  KONINKLIJKE PTT NEDERLAND NV           221,178
       400  MANNESMANN AG.                         202,219
        96  NIPPON TELEGRAPH &
             TELEPHONE CORP                        826,942
     2,900  PORTUGAL TELECOM S.A.                  134,711
    57,000  SINGAPORE
             TELECOMMUNICATIONS LTD                106,223
    29,760  TELCOM ITALIA MOBILE S.P.A.            137,438
     2,500  TELE DANMARK AS (CLASS B)              155,172
    29,300  TELECOM CORP OF NEW ZEALAND            142,059
     9,000  TELEFONICA DE ESPANA S.A.              256,863
    31,000  TELEKOM MALAYSIA BERHAD                 91,589
    28,900  VODAFONE GROUP PLC                     208,753
                                               -----------
                                                 3,679,981
                                               -----------

            TOTAL COMMON STOCK
            (COST $52,542,882)                  47,153,888
                                               -----------

            TOTAL PORTFOLIO
            (COST $52,782,775)                 $47,412,730
                                               ===========


    --------------------
o   NON-INCOME PRODUCING

# RESTRICTED SECURITIES-INVESTMENT IN SECURITIES NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 OR NOT PUBLICLY TRADED ON FOREIGN MARKETS. ADDITIONAL INFORMATION ON EACH HOLDING IS AS FOLLOWS:

                                   ACQUISITION  ACQUISITION
SECURITY                              DATE         COST
--------                            ---------    ---------
UNITED ENGINEERING BERHAD .........  7/24/97      $79,442

    THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.


--------------------------------------------------------------------------------

56 1997 ANNUAL REPORT                          SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS     MANAGED ALLOCATION FUND
                                DECEMBER 31, 1997
--------------------------------------------------------------------------------
    SHARES                               VALUE       %
--------------------------------------------------------------------------------

TIAA-CREF MUTUAL FUNDS -- 99.58%
 2,079,260  BOND PLUS FUND           $20,979,737   35.51%
 1,439,316  GROWTH &
             INCOME FUND              14,853,743   25.14
 1,473,829  GROWTH
             EQUITY FUND              14,915,151   25.24
   660,036  INTERNATIONAL
             EQUITY FUND               5,887,521    9.96
 2,203,530  MONEY
             MARKET FUND               2,203,530    3.73
                                     -----------  ------
                                      58,839,682   99.58
                                     -----------  ------


            TOTAL TIAA-CREF
            MUTUAL FUNDS
            (COST $58,819,255)        58,839,682   99.58
                                     -----------  ------

            TOTAL PORTFOLIO
            (COST $58,819,255)        58,839,682   99.58
                                     -----------  ------
            OTHER ASSETS &
               LIABILITIES, NET          247,441    0.42
                                     -----------  ------

            NET ASSETS               $59,087,123   100.0%
                                     ===========  ======



    -----------------------
    THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.



--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                          1997 ANNUAL REPORT 57

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


                    TIAA-CREF MUTUAL FUNDS 1997 ANNUAL REPORT



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